UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810
                                                    ----------

                               Phoenix Series Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,              John H. Beers, Esq.
 Counsel and Secretary for Registrant          Vice President and Counsel
    Phoenix Life Insurance Company           Phoenix Life Insurance Company
           One American Row                         One American Row
        Hartford, CT 06103-2899                 Hartford, CT 06103-2899
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2006
                                            -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------

ANNUAL REPORT

--------------------------------------------------------------------------------

  o  PHOENIX BALANCED FUND

  o  PHOENIX CAPITAL GROWTH FUND

  o  PHOENIX CORE BOND FUND

  o  PHOENIX HIGH YIELD FUND

  o  PHOENIX MID-CAP GROWTH FUND

  o  PHOENIX MONEY MARKET FUND

                                                   [GRAPHIC OMITTED[
  TRUST NAME: PHOENIX SERIES FUND                  WOULDN'T YOU RATHER
                                                   HAVE THIS DOCUMENT
                                                ?  E-MAILED TO YOU?

  [LOGO OMITTED] PHOENIXFUNDS(SM)                  Eligible shareholders can
                                                   sign up for E-Delivery at
                                                   PhoenixFunds.com

        ----------------------------------------------------------------
        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
        ----------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO]

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended October 31, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,


/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

NOVEMBER 2006

TABLE OF CONTENTS

Glossary ....................................................................  3

Phoenix Balanced Fund .......................................................  6

Phoenix Capital Growth Fund ................................................. 25

Phoenix Core Bond Fund ...................................................... 34

Phoenix High Yield Fund ..................................................... 47

Phoenix Mid-Cap Growth Fund ................................................. 58

Phoenix Money Market Fund ................................................... 68

Notes to Financial Statements ............................................... 74

Report of Independent Registered Public Accounting Firm ..................... 81

Results of Shareholder Meetings ............................................. 82

Fund Management Tables ...................................................... 84



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PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

COMPOSITE INDEX FOR BALANCED FUND
A composite index consisting of 60% S&P 500(R) Index, a broad-based equity index, and 40% Lehman Brothers Aggregate Bond Index, a broad-based fixed income index.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD 2% ISSUER CAP INDEX
Lehman Brothers High Yield 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

MSCI EAFE(R) INDEX
The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

MBIA
Municipal Bond Insurance Association

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) GROWTH INDEX
The Russell Midcap(R) Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND
A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX BALANCED FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM LED BY STEVEN L. COLTON (EQUITIES) AND DAVID L. ALBRYCHT (FIXED INCOME)

Q: HOW DID THE PHOENIX BALANCED FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For the fiscal year ended October 31, 2006, the Fund's Class A shares returned 13.29%, Class B shares returned 12.43% and Class C shares returned 12.44%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 16.34% and the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.19%; and the Fund's Composite Index (60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index), which is the Fund's style-specific index appropriate for comparison, returned 11.80%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity markets in the United States posted positive returns for the year ended October 31, 2006. The Fund's benchmark, the Standard & Poor's 500(R), a representative index for large-capitalization stocks, advanced 16.34%. Conversely, small-cap stocks, as measured by the Russell 2000(R) Index, returned a significantly higher 19.98% for the same period. In terms of style indices, "value" stocks outperformed their "growth" counterparts for the fiscal year. The Russell 1000(R) Value Index returned 21.46%, while the Russell 1000(R) Growth Index had a significantly lower gain of 10.84%.

      Although the returns stated above are impressive, larger advances came from overseas stocks. The broad-based Morgan Stanley Capital International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index posted a substantial return of 28.04%.

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 5.19% for the fiscal year ended October 31, 2006. In the first six meetings of the reporting period, the Federal Reserve (the "Fed") raised the federal funds rate by 25 basis points each time, to 5.25% (on June 29). During that time, short-term rates rose considerably, outpacing the increase in longer-term rates. In August, the Fed finally paused after 17 consecutive increases in the federal funds rate. In the following two meetings, the Fed reaffirmed its earlier decision and kept its target rate at 5.25%. Since then, rates have declined across the yield curve, with the sharpest drop coming at the long end of the curve.

      After modest returns for the first three quarters of the fiscal year, the fixed income markets rallied in the final quarter, as declining rates and lower energy costs created a more favorable environment. Treasuries underperformed during the reporting period as spread sectors benefited from a benign credit environment as defaults remained low. The best-performing sectors of the bond market were corporate high yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, commercial mortgage-backed securities was the top performer, as delinquencies in the sector reached a five-year low.

Q: WHAT FACTORS AFFECTED THE FUND'S EQUITY PERFORMANCE DURING ITS FISCAL YEAR?

A: The target allocations for this Fund are 60% in equity securities, and 40% in fixed income. The stocks in the portfolio returned 20.87% over the fiscal year. The benchmark for the equity portion is the Standard & Poor's 500. This broadly diversified, market-capitalization weighted index returned 16.34% over the same time period. Consequently, the Fund's equity positions returned 453 basis points more than the benchmark over the fiscal year.

      The Fund benefited the most from sector positioning in health care, financials and information technology stocks. The Fund's allocations to the materials, utilities and energy sectors, however, had an adverse impact on its performance relative to the benchmark. The top individual stocks in the Fund's portfolio were ExxonMobil, Bank of America, JP Morgan Chase, Alliance Data Systems and Manpower Inc. The bottom five contributors were Ingersoll-Rand, Occidental Petroleum, Intel, Spectrum Brands and Dell Computer.

Q: WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund outperformed its benchmark for the fiscal year ending October 31, 2006, helped by its exposure to non-Treasury sectors, such as emerging markets and high yield. Both the Fund's allocation to emerging markets and its overweight to many of the top-performing emerging market countries, such as Brazil and the Philippines, contributed positively to the Fund's results. Our overall exposure to the high-yield sector was another key driver of strong performance, as the sector benefited from stronger-than-expected company credit profiles. Additionally, the Fund benefited from its underweight to U.S. Treasuries, which was the worst-performing component of the bond market. Finally, the Fund's non-U.S. dollar exposure negatively impacted performance, as the dollar exhibited unexpected strength against many foreign currencies.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Balanced Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                                                                 INCEPTION      INCEPTION
                                               1 YEAR    5 YEARS   10 YEARS     TO 10/31/06        DATE
                                               ------    -------   --------     -----------     ---------
      Class A Shares at NAV 2                  13.29%      5.61%      7.25%             --             --
      Class A Shares at POP 3,4                 6.78       4.37       6.62              --             --

      Class B Shares at NAV 2                  12.43       4.82       6.45              --             --
      Class B Shares with CDSC 4                8.43       4.82       6.45              --             --

      Class C Shares at NAV 2                  12.44         --         --            8.47%       4/19/05
      Class C Shares with CDSC 4               12.44         --         --            8.47        4/19/05

      S&P 500(R) Index                         16.34       7.26       8.67          Note 5             --

      Lehman Brothers Aggregate Bond Index      5.19       4.51       6.26          Note 5             --
      Composite Index for Balanced Fund        11.80       6.42       8.04          Note 5             --

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1TOTAL RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE
 REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2"NAV" (NET ASSET  VALUE)  TOTAL  RETURNS DO NOT  INCLUDE THE EFFECT OF ANY
 SALES CHARGE.

3"POP"  (PUBLIC  OFFERING  PRICE) TOTAL  RETURNS  INCLUDE THE EFFECT OF THE
 MAXIMUM FRONT-END 5.75% SALES CHARGE.

4CDSC  (CONTINGENT  DEFERRED  SALES  CHARGE) IS APPLIED TO  REDEMPTIONS  OF
 CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES  (4/19/05) ARE FOR THE
 S&P 500 INDEX 14.43%, FOR THE LEHMAN BROTHERS AGGREGATE BOND INDEX 3.48% AND 9.99% FOR THE COMPOSITE INDEX FOR THE BALANCED FUND.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of other shares will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividend and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                         Lehman       Composite
                Phoenix     Phoenix                      Brothers       Index
                Balanced    Balanced                    Aggregate        for
                  Fund        Fund       S&P 500(R)        Bond        Balanced
                Class A     Class B        Index          Index          Fund
                -------     --------     ----------     ---------     ---------

10/31/1996      $ 9,425     $10,000        $10,000        $10,000      $10,000
10/31/1997       11,125      11,713         12,272         13,233       10,889
10/30/1998       12,091      12,639         14,415         16,146       11,906
10/29/1999       14,114      14,640         16,614         20,309       11,969
10/31/2000       15,121      15,562         17,753         21,538       12,843
10/31/2001       14,446      14,768         15,878         16,172       14,713
10/31/2002       13,323      13,514         14,831         13,729       15,578
10/31/2003       15,186      15,283         16,990         16,589       16,343
10/29/2004       16,236      16,218         18,334         18,151       17,247
10/31/2005       16,756      16,619         19,385         19,733       17,443
10/31/2006       18,983      18,685         21,672         22,956       18,348

For information regarding the indexes, see the glossary on page 3.

Phoenix Balanced Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning            Ending         Expenses Paid
     Balanced Fund           Account Value      Account Value         During
        Class A              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,052.70            $5.70

Hypothetical (5% return
  before expenses)              1,000.00           1,019.68             5.62

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 1.10%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning            Ending         Expenses Paid
     Balanced Fund           Account Value      Account Value         During
        Class B              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,049.10            $9.59

Hypothetical (5% return
  before expenses)              1,000.00           1,015.82             9.48

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF
 1.86%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning            Ending         Expenses Paid
     Balanced Fund           Account Value      Account Value         During
        Class C              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,049.10            $9.57

Hypothetical (5% return
  before expenses)              1,000.00           1,015.84             9.46

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 1.85%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Balanced Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Domestic Common Stocks                          50%
            Non-Agency Mortgage-Backed Securities           10
            Agency Mortgage-Backed Securities                7
            Domestic Corporate Bonds                         6
            Asset-Backed Securities                          3
            Municipal Bonds                                  3
            Foreign Corporate Bonds                          2
            Other                                           19

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                   ---------  ---------------

U.S. GOVERNMENT SECURITIES--2.3%

U.S. TREASURY BONDS--1.6%
U.S. Treasury Bond 5.375%, 2/15/31(i) .........     $  4,035  $     4,380,811
U.S. Treasury Bond 4.50%, 2/15/36(i) ..........       12,870       12,421,558
                                                              ---------------
                                                                   16,802,369
                                                              ---------------

U.S. TREASURY NOTES--0.7%
U.S. Treasury Note 4.875%, 5/15/09(i) .........          160          160,912
U.S. Treasury Note 4.50%, 9/30/11(i) ..........        1,000          996,523
U.S. Treasury Note 4.875%, 8/15/16(i) .........        6,545        6,681,012
                                                              ---------------
                                                                    7,838,447
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $23,572,057)                                      24,640,816
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--7.7%
FHLMC 5.75%, 12/15/18 .........................        1,631        1,639,308
FNMA 6%, '17-'36 ..............................        5,428        5,469,816
FNMA 4.50%, 4/1/19 ............................          575          556,851
FNMA 4.50%, 6/1/19 ............................        8,488        8,219,702
FNMA 4%, 7/1/19 ...............................           88           83,054
FNMA 4%, 6/1/20 ...............................        2,065        1,955,217
FNMA 5%, '20-'35 ..............................       33,412       32,440,378
FNMA 5.50%, '34-'36 ...........................       25,083       24,848,145
GNMA 6.50%, '23-'32 ...........................        6,554        6,751,231
GNMA 6%, 8/15/32 ..............................        1,017        1,033,131
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $83,897,594)                                      82,996,833
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                   ---------  ---------------

MUNICIPAL BONDS--3.4%

CALIFORNIA--2.0%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA
Insured) ......................................     $  4,235  $     4,628,559

Alameda Corridor Transportation Authority
Taxable Series C 6.60%, 10/1/29 (MBIA
Insured) ......................................        2,750        3,105,135

Alameda Corridor Transportation Authority
Taxable Series D 6.25%, 10/1/14 (MBIA Insured)           500          531,670
Contra Costa County Fire Department Taxable
4.90%, 8/1/16 (MBIA Insured) ..................        2,000        1,948,460

Contra Costa County Fire Protection District
Taxable 4.93%, 8/1/17 (MBIA Insured) ..........        1,100        1,068,650

Contra Costa County Pension Obligation Taxable
6.10%, 6/1/11 (FSA Insured) ...................          500          519,335

Marin County Pension Obligation Taxable 4.79%,
8/1/15 (MBIA Insured) .........................        1,000          971,410

San Luis Obispo County Pension Obligation
Taxable Series A 3.94%, 9/1/12 (MBIA Insured) .          330          310,414

Sonoma County Pension Obligation Taxable
6.625%, 6/1/13 (FSA Insured) ..................        3,525        3,689,441

University of California Series F 4.375%,
5/15/30 (FSA Insured) .........................        4,700        4,669,168
                                                              ---------------
                                                                   21,442,242
                                                              ---------------


10                      See Notes to Financial Statements

Phoenix Balanced Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
COLORADO--0.0%
Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured)(k) ....  $        60  $        60,907

FLORIDA--0.3%
University of Miami Taxable Series A 7.65%,
4/1/20 (MBIA Insured) .........................        2,715        2,768,974

MAINE--0.1%
Bangor Pension Obligation Taxable Series B
5.94%, 6/1/13 (FGIC Insured) ..................          675          707,468

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson County
Special Obligation Taxable Series A 5%, 6/1/11
(FSA Insured) .................................          340          338,066

NEW JERSEY--0.2%
Hamilton Township School District Taxable
4.25%, 12/15/14 (FSA Insured) .................        1,145        1,080,193

Monroe Township Pension Obligation Taxable 5%,
8/15/13 .......................................          590          583,610

New Jersey Turnpike Authority Taxable Series B
4.252%, 1/1/16 Prerefunded 1/1/15 @ 100
(AMBAC Insured) ...............................            6            5,813

New Jersey Turnpike Authority Taxable Series B
(Unrefunded Balance) 4.252%, 1/1/16 (AMBAC
Insured) ......................................          149          140,756
                                                              ---------------
                                                                    1,810,372
                                                              ---------------

NEW YORK--0.0%
City of Buffalo Taxable Series A 4.71%, 2/1/13
(AMBAC Insured) ...............................          420          409,769

PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation Taxable
Series A 6.50%, 3/1/14 (FGIC Insured) .........        1,100        1,181,961

City of Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) .........        1,800        1,957,986

Philadelphia Authority for Industrial
Development Pension Funding Retirement Systems
Taxable Series A 5.69%, 4/15/07 (MBIA Insured)         1,000        1,001,340

Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) ...................        1,780        1,728,095
                                                              ---------------
                                                                    5,869,382
                                                              ---------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Taxable 6.50%,
11/1/09 (MBIA Insured) ........................  $     1,900  $     1,972,466

State of Texas Taxable Series C 4.70%, 8/1/09 .          625          620,831
                                                              ---------------
                                                                    2,593,297
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $35,320,213)                                      36,000,477
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.7%
AmeriCredit Automobile Receivables Trust 03-BX,
A4A 2.72%, 1/6/10 .............................          800          791,644

Associates Manufactured Housing Pass Through
Certificate 97-2, A6 7.075%, 3/15/28(c) .......        1,084        1,105,288

Bayview Financial Acquisition Trust 06-A, 1A2
5.483%, 2/28/41(c) ............................        3,250        3,235,781

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 .......................          859          811,754

Carmax Auto Owner Trust 03-1, A4 2.16%,
11/15/09 ......................................        1,660        1,649,519

DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11        1,200        1,175,448

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(c) ...........................        2,625        2,596,577

GS Auto Loan Trust 06-1, A2 5.47%, 2/15/09 ....        4,865        4,870,194

JPMorgan Mortgage Acquisition Corp. 06-CW2,
AF4 6.08%, 8/25/36(c) .........................        1,700        1,727,912

JPMorgan Mortgage Acquisition Corp. 06-CW2,
AF3 5.777%, 8/25/36(c) ........................        1,500        1,511,880

JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
1/25/21 .......................................        2,540        2,525,509

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ............................          826          808,757

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 .....          655          641,649

MASTR Asset Backed Securities Trust 06-AB1,
M8 6%, 2/25/36(c) .............................        1,723        1,620,024

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
5.58%, 2/25/36(c) .............................           47           46,515

Morgan Stanley Auto Loan Trust 04-HB1, A4
3.33%, 10/15/11 ...............................        6,000        5,908,728


                        See Notes to Financial Statements                     11

Phoenix Balanced Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
Renaissance Home Equity Loan Trust 06-1, AF2
5.533%, 5/25/36(c) ............................  $     2,350  $     2,344,261

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.882%, 3/25/35(c) .................        2,820        2,836,598

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A3 5.23%, 2/25/36(c) .................          190          189,065

Wachovia Auto Loan Owner Trust 06-2A, A3
144A 5.23%, 8/22/11(b) ........................        2,665        2,665,000

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $39,222,417)                                      39,062,103
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.4%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15 .............          835          807,863

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13 .........        1,000          982,143

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07       1,250        1,268,647

AIRLINES--0.7%
American Airlines, Inc. 01-1 6.977%, 11/23/22 .        2,133        2,059,906
Continental Airlines, Inc. 98-1 A 6.648%,
9/15/17 .......................................        1,633        1,665,625
JetBlue Airways Corp. 04-1 9.64%, 3/15/08(c) ..          235          237,824
JetBlue Airways Corp. 04-2 C 8.505%,
11/15/08(c) ...................................        1,857        1,860,924
United Airlines, Inc. 01-1 6.071%, 3/1/13 .....        1,593        1,601,273
                                                              ---------------
                                                                    7,425,552
                                                              ---------------

AUTOMOBILE MANUFACTURERS--0.1%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) ....................................          175          172,698

DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13(i) ...................................          440          454,719
                                                              ---------------
                                                                      627,417
                                                              ---------------

BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14(i) ...............          575          562,249
Echostar DBS Corp. 5.75%, 10/1/08 .............          500          498,125
Echostar DBS Corp. 6.375%, 10/1/11 ............        1,550        1,538,375
                                                              ---------------
                                                                    2,598,749
                                                              ---------------

BUILDING PRODUCTS--0.0%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ....          180          183,039

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. 6%, 9/30/16 .................          835          841,091

CONSUMER FINANCE--0.8%
Capital One Financial Corp. 4.80%, 2/21/12 ....        1,000          967,774

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
CONSUMER FINANCE--CONTINUED
Ford Motor Credit Co. 8.625%, 11/1/10 .........  $       480  $       478,249
Ford Motor Credit Co. 9.875%, 8/10/11(i) ......          700          724,004
Ford Motor Credit Co. 9.824%, 4/15/12(c) ......          175          182,219
GMAC LLC 6.875%, 9/15/11(i) ...................          355          357,802
GMAC LLC 6.875%, 8/28/12 ......................          415          416,607
GMAC LLC 6.75%, 12/1/14(i) ....................          400          397,183
SLM Corp. 5.425%, 2/1/10(c)(i) ................        5,550        5,275,386
                                                              ---------------
                                                                    8,799,224
                                                              ---------------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 5.625%, 11/1/11(i) ...........        1,000        1,022,007

DISTILLERS & VINTNERS--0.0%
Constellation Brands, Inc. 7.25%, 9/1/16 ......          195          199,144

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A 5.486%,
12/29/49(b)(c) ................................        2,700        2,594,589

Wachovia Corp. 4.875%, 2/15/14 ................        1,145        1,110,129
                                                              ---------------
                                                                    3,704,718
                                                              ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%,
1/13/12(g) ....................................        1,425        1,387,802

ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc. 5.25%,
6/1/15(i) .....................................          885          864,203
Entergy Gulf States, Inc. 5.70%, 6/1/15(i) ....        3,000        2,954,457
Entergy Gulf States, Inc. 5.25%, 8/1/15 .......          300          285,394

PPL Capital Funding Trust I Series A 4.33%,
3/1/09 ........................................          175          170,497

Southern Power Co. Series D 4.875%, 7/15/15 ...          885          839,578
                                                              ---------------
                                                                    5,114,129
                                                              ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%,
11/15/10 ......................................        2,000        1,949,278

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5%, 3/15/14(i) .........          175          169,222

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16 .......          925          920,726

HOMEBUILDING--0.1%
Beazer Homes USA, Inc. 8.125%, 6/15/16 ........          650          637,000
Horton (D.R.), Inc. 5.25%, 2/15/15(i) .........          940          872,375
                                                              ---------------
                                                                    1,509,375
                                                              ---------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%,
6/15/16(i) ....................................          875          888,431


12                      See Notes to Financial Statements

Phoenix Balanced Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
INDUSTRIAL CONGLOMERATES--0.1%
General Electric Capital Corp. 5.375%, 10/20/16  $     1,200  $     1,206,000

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A 6.55%,
12/31/11(b)(e) ................................        5,000        5,235,285

INTEGRATED OIL & GAS--0.0%
ChevronTexaco Capital Co. 3.375%, 2/15/08(i) ..          175          171,136

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Verizon Communications, Inc. 5.55%, 2/15/16(i)           700          697,027
Verizon Global Funding Corp. 4.90%, 9/15/15(i)           720          687,153
                                                              ---------------
                                                                    1,384,180
                                                              ---------------

INVESTMENT BANKING & BROKERAGE--0.1%
Morgan Stanley 5.375%, 10/15/15(i) ............        1,380        1,370,154

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14(i) .......          850          813,617
Protective Life Secured Trust 5.32%, 5/10/10(c)        1,500        1,428,300
                                                              ---------------
                                                                    2,241,917
                                                              ---------------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc. 6.75%,
8/15/14 .......................................           25           25,594

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(i) ...........          685          727,212

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ................          465          466,488

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13(i) .......          525          510,257
NiSource Finance Corp. 5.45%, 9/15/20 .........        2,960        2,763,074
                                                              ---------------
                                                                    3,273,331
                                                              ---------------

OFFICE REIT'S--0.1%
HRPT Properties Trust 5.75%, 11/1/15(i) .......          900          897,488

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18(i) ..........        1,250        1,174,759

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15         1,255        1,187,363

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp. 6.50%, 8/15/17 ........          895          848,012

OIL & GAS REFINING & MARKETING--0.3%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b) .        1,000          992,527

Premcor Refining Group, Inc. (The) 6.125%,
5/1/11 ........................................          900          919,615

Tesoro Corp. 6.625%, 11/1/15 ..................          990          965,250
                                                              ---------------
                                                                    2,877,392
                                                              ---------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
AmeriGas Partners LP 7.25%, 5/20/15(i) ........  $     1,000  $     1,002,500
Kinder Morgan Management LLC 5.70%, 1/5/16 ....        2,420        2,242,132
ONEOK Partners LP 6.15%, 10/1/16 ..............          740          752,132
TEPPCO Partners LP 7.625%, 2/15/12 ............          420          451,554
                                                              ---------------
                                                                    4,448,318
                                                              ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
Bosphorus Financial Services Ltd. 144A 7.205%,
2/15/12(b)(c) .................................        1,250        1,240,900

TIAA Global Markets, Inc. 144A 3.875%,
1/22/08(b) ....................................        1,000          982,852
                                                              ---------------
                                                                    2,223,752
                                                              ---------------

PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5%, 12/3/12 .................          175          171,911
Tyson Foods, Inc. 6.85%, 4/1/16 ...............          235          241,737
                                                              ---------------
                                                                      413,648
                                                              ---------------

REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A 5.26%,
12/29/49(b)(c) ................................        1,300        1,276,653

Zions Bancorp 5.65%, 5/15/14 ..................        1,750        1,756,437
                                                              ---------------
                                                                    3,033,090
                                                              ---------------

RETAIL REIT'S--0.1%
Simon Property Group LP 5.875%, 3/1/17 ........        1,150        1,171,129

SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16(i) .............        1,000          984,768

TOBACCO--0.1%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)           950          991,863

TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals North America, Inc. 6.50%,
2/15/12 .......................................          335          328,300

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F 5.95%,
3/15/14 .......................................        2,475        2,430,331
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $80,002,439)                                      79,510,067
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--11.9%
Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.473%, 2/25/36(c) ................        2,283        2,256,981

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.711%, 9/11/38(c) ................        2,400        2,486,490


                        See Notes to Financial Statements                     13

Phoenix Balanced Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
Citigroup Mortgage Loan Trust, Inc. 05-5,
2A3 5%, 8/25/35 ...............................  $     2,012  $     1,971,736

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.226%, 7/15/44(c) ...........        2,240        2,235,092

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.362%, 1/15/46(c) ...........        3,120        3,141,693

Countrywide Alternative Loan Trust 05-43, 4A2
5.752%, 10/25/35(c) ...........................           97           96,842

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ...............        2,615        2,606,957

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.557%, 2/15/39(c) ..................        5,490        5,587,986

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ............................        2,510        2,456,615

CS First Boston Mortgage Securities Corp.
05-12, 6A1 6%, 1/25/36 ........................        3,940        3,932,290

CS First Boston Mortgage Securities Corp.
97-C2 B 6.72%, 1/17/35 ........................        9,000        9,117,606

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 ......................        4,423        4,463,339

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 ........................        1,000        1,020,624

CS First Boston Mortgage Securities Corp.
99-C1, A2 7.29%, 9/15/41 ......................          330          344,389

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 ...............................        3,935        3,994,500

First Horizon Asset Securities, Inc. 05-AR1,
2A1 5.019%, 4/25/35(c) ........................        2,721        2,716,462

First Union - Lehman Brothers - Bank of America
98-C2, A2 6.56%, 11/18/35 .....................          206          208,114

GE Capital Commercial Mortgage Corp. 04-C3,
A4 5.189%, 7/10/39(c) .........................          350          348,581

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 .....................          532          535,404

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) .................          500          501,405

GS Mortgage Securities Corp. II 05-GG4, AJ
4.782%, 7/10/39 ...............................        2,500        2,403,699

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ............................        4,506        4,561,300

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
Indymac Index Mortgage Loan Trust 05-AR8, B4
7.07%, 4/25/35(c) .............................  $     1,192  $     1,117,089

Indymac Index Mortgage Loan Trust 06-AR25,
3A1 6.41%, 9/25/36(c) .........................          449          457,288

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 ..............        8,165        8,450,372

JPMorgan Mortgage Trust 05-S2, 2A15 6%,
9/25/35 .......................................        5,138        5,127,986

JPMorgan Mortgage Trust 06-S1, 1A1 6%,
4/25/36 .......................................        4,035        4,030,186

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C4, A2 4.567%, 6/15/29(c) ............          250          246,951

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 10/15/16(c) ...........        2,105        2,113,552

Lehman Brothers Commercial Conduit Mortgage
Trust 98-C4, A1B 6.21%, 10/15/35 ..............          981          995,218

Lehman Brothers Commercial Conduit Mortgage
Trust 99-C2, A2 7.325%, 10/15/32 ..............        4,855        5,087,717

MASTR Alternative Loans Trust 05-5, 3A1 5.75%,
8/25/35 .......................................        3,470        3,460,942

MASTR Resecuritization Trust 05-1 144A 5%,
10/28/34(b) ...................................        1,619        1,527,701

Merrill Lynch Mortgage Trust 06-C1, AM 5.66%,
5/12/39(c) ....................................        2,200        2,265,929

Morgan Stanley Capital I 06-T23, A4 5.81%,
8/12/41(c) ....................................        2,570        2,685,196

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33 ...............................        1,250        1,329,709

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ...........          193          185,081

Residential Accredit Loans, Inc. 06-QA1, A21
5.999%, 1/25/36(c) ............................        5,056        5,116,311

Structured Asset Securities Corp. 03-32, 1A1
5.23%, 11/25/33(c) ............................        1,994        1,932,325

Structured Asset Securities Corp. 05-17, 1A6
5.50%, 10/25/35 ...............................        2,943        2,877,239

Structured Asset Securities Corp. 05-6, 4A1
5%, 5/25/35 ...................................        4,259        4,092,344

Wachovia Bank Commercial Mortgage Trust
04-C12, A4 5.23%, 7/15/41(c) ..................          300          301,620


14                     See Notes to Financial Statements

Phoenix Balanced Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
Washington Mutual, Inc. 05-AR3, A2 4.642%,
3/25/35(c) ....................................  $       136  $       134,243

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.557%, 1/25/35(c) ..................        1,977        1,945,968

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 12/25/34(c) ................        1,913        1,866,681

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 ....................        4,542        4,438,682

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 .........................        1,850        1,808,393

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.109%, 6/25/35(c) ..............        1,065        1,043,710

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(c) ..................        1,256        1,243,417

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.53%, 4/25/35(c) .................        4,730        4,678,433
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $127,572,176)                                    127,548,388
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.8%

BRAZIL--0.1%
Federative Republic of Brazil 9.25%, 10/22/10 .          100          113,250
Federative Republic of Brazil 10.50%, 7/14/14 .           30           38,010
Federative Republic of Brazil 7.875%, 3/7/15(i)          520          577,200
Federative Republic of Brazil 11%, 8/17/40 ....          325          428,431
                                                              ---------------
                                                                    1,156,891
                                                              ---------------

CHILE--0.1%
Republic of Chile 5.776%, 1/28/08(c)(i) .......          750          751,500

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15 .............          735          792,697
Republic of Panama 9.375%, 1/16/23 ............        1,725        2,225,250
                                                              ---------------
                                                                    3,017,947
                                                              ---------------

PERU--0.2%
Republic of Peru 8.75%, 11/21/33 ..............        1,165        1,482,463

PHILIPPINES--0.0%
Republic of Philippines 10.625%, 3/16/25 ......          285          397,931

RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(c)(f) .....        1,250        1,401,953

TURKEY--0.0%
Republic of Turkey 7.375%, 2/5/25 .............           25           25,313
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $7,766,844)                                        8,233,998
-----------------------------------------------------------------------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
FOREIGN CORPORATE BONDS(d)--2.5%

ARUBA--0.1%
UFJ Finance Aruba AEC 6.75%, 7/15/13 ..........  $       900  $       964,263

AUSTRALIA--0.1%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)         175          168,953
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)         575          559,030
                                                              ---------------
                                                                      727,983
                                                              ---------------

CANADA--0.0%
Husky Energy, Inc. 6.15%, 6/15/19 .............          455          462,635

CHILE--0.3%
Banco Santander Chile 144A 5.375%, 12/9/14(b)            875          863,497

Celulosa Arauco y Constitucion S.A. 5.625%,
4/20/15 .......................................        1,300        1,275,736

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ....................................        1,747        1,664,310
                                                              ---------------
                                                                    3,803,543
                                                              ---------------

CHINA--0.0%
NXP BV/NXP Funding LLC 144A 7.875%,
10/15/14(b) ...................................          245          249,900

GERMANY--0.3%
Deutsche Bank AG NY Series GS 2.113%,
3/22/12(c) ....................................        2,750        2,592,700

Deutsche Telekom International Finance BV 8%,
6/15/10(i) ....................................          675          736,804
                                                              ---------------
                                                                    3,329,504
                                                              ---------------

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A 7%,
11/3/09(b) ....................................        1,150        1,165,812

MEXICO--0.2%
America Movil S.A. de C.V. 5.75%, 1/15/15 .....        1,055        1,046,883

Pemex Project Funding Master Trust 5.75%,
12/15/15 ......................................        1,200        1,185,000
                                                              ---------------
                                                                    2,231,883
                                                              ---------------

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.125%, 9/17/13 ......        1,750        1,732,796

RUSSIA--0.0%
Gazprom OAO 144A (Gazstream SA) 5.625%,
7/22/13(b) ....................................          414          411,744


                       See Notes to Financial Statements                      15

Phoenix Balanced Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10(i) ..............................  $       915  $       911,014

DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) .........        1,900        1,833,202
                                                              ---------------
                                                                    2,744,216
                                                              ---------------

SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12(i) .....          790          797,318

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co. 144A 5.875%,
10/27/16(b) ...................................          940          957,538

UNITED KINGDOM--0.4%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ..........        3,250        3,208,446

Tate & Lyle International Finance plc 144A
6.625%, 6/15/16(b) ............................          900          948,777

Vodafone Group plc 5%, 9/15/15 ................          475          452,773
                                                              ---------------
                                                                    4,609,996
                                                              ---------------

UNITED STATES--0.3%
Amvescap plc 5.375%, 12/15/14 .................        2,000        1,967,492
XL Capital Europe plc 6.50%, 1/15/12 ..........          890          930,927
                                                              ---------------
                                                                    2,898,419
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $27,406,457)                                      27,087,550
-----------------------------------------------------------------------------

                                                    SHARES
                                                 -----------
DOMESTIC COMMON STOCKS--58.2%

AEROSPACE & DEFENSE--1.8%
General Dynamics Corp.(i) .....................       22,100        1,571,310
Honeywell International, Inc.(i) ..............       62,700        2,640,924
Lockheed Martin Corp. .........................       31,500        2,738,295
Northrop Grumman Corp.(i) .....................       15,800        1,048,962
Raytheon Co. ..................................       18,300          914,085
United Technologies Corp. .....................      156,800       10,304,896
                                                              ---------------
                                                                   19,218,472
                                                              ---------------

AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp.(i) ................................       47,000        5,383,380
United Parcel Service, Inc. Class B(i) ........          500           37,675
                                                              ---------------
                                                                    5,421,055
                                                              ---------------

AIRLINES--0.2%
AMR Corp.(h)(i) ...............................       29,400          833,196

                                                    SHARES         VALUE
                                                 -----------  ---------------
AIRLINES--CONTINUED
Southwest Airlines Co.(i) .....................       80,100  $     1,203,903
                                                              ---------------
                                                                    2,037,099
                                                              ---------------

APPAREL RETAIL--0.3%
Gap, Inc. (The)(i) ............................      129,100        2,713,682

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.(i) ...................................       14,100        1,071,741

APPLICATION SOFTWARE--0.2%
Intuit, Inc.(h)(i) ............................       46,000        1,623,800

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Bank of New York Co., Inc. (The)(i) ...........       26,900          924,553
Federated Investors, Inc. Class B(i) ..........        9,200          315,468
Franklin Resources, Inc. ......................       10,800        1,230,768
Mellon Financial Corp. ........................       11,630          451,244
Northern Trust Corp. ..........................       27,900        1,638,288
State Street Corp. ............................       16,500        1,059,795
                                                              ---------------
                                                                    5,620,116
                                                              ---------------

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp.(i) .......................       56,430        1,970,536

BIOTECHNOLOGY--0.6%
Biogen Idec, Inc.(h)(i) .......................       42,700        2,032,520
Cephalon, Inc.(h)(i) ..........................       39,900        2,800,182
Millennium Pharmaceuticals, Inc.(h)(i) ........       95,700        1,119,690
                                                              ---------------
                                                                    5,952,392
                                                              ---------------

BREWERS--0.3%
Anheuser-Busch Cos., Inc.(i) ..................       79,400        3,765,148

BROADCASTING & CABLE TV--0.2%
CBS Corp. Class B .............................       66,740        1,931,456

BUILDING PRODUCTS--0.2%
Masco Corp.(i) ................................       71,000        1,963,150
USG Corp.(h)(i) ...............................        4,700          229,783
                                                              ---------------
                                                                    2,192,933
                                                              ---------------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.(i) ................       29,800        1,009,028

COMMUNICATIONS EQUIPMENT--2.0%
Cisco Systems, Inc.(h)(i) .....................      472,500       11,401,425
CommScope, Inc.(h)(i) .........................       81,400        2,597,474
Harris Corp.(i) ...............................        6,700          285,420
Motorola, Inc.(i) .............................      300,500        6,929,530
Tellabs, Inc.(h)(i) ...........................       48,900          515,406
                                                              ---------------
                                                                   21,729,255
                                                              ---------------


16                     See Notes to Financial Statements

Phoenix Balanced Fund

                                                    SHARES         VALUE
                                                 -----------  ---------------
COMPUTER HARDWARE--2.3%
Dell, Inc.(h)(i) ..............................      176,300  $     4,289,379
Hewlett-Packard Co. ...........................      239,110        9,263,121
International Business Machines Corp. .........      118,800       10,968,804
                                                              ---------------
                                                                   24,521,304
                                                              ---------------

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(h)(i) ...............................      123,300        1,510,425
Emulex Corp.(h)(i) ............................       77,100        1,449,480
Lexmark International, Inc. Class A(h)(i) .....       21,300        1,354,467
                                                              ---------------
                                                                    4,314,372
                                                              ---------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc. ..................................       29,250        1,731,893
Toro Co. (The)(i) .............................       14,900          643,084
                                                              ---------------
                                                                    2,374,977
                                                              ---------------

CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.(i) ......        7,600          777,860

CONSUMER FINANCE--0.5%
American Express Co. ..........................       60,400        3,491,724
Capital One Financial Corp.(i) ................       23,700        1,880,121
                                                              ---------------
                                                                    5,371,845
                                                              ---------------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Alliance Data Systems Corp.(h)(i) .............       59,600        3,618,912
Computer Sciences Corp.(h)(i) .................        1,000           52,850
Fiserv, Inc.(h) ...............................       44,100        2,178,540
                                                              ---------------
                                                                    5,850,302
                                                              ---------------

DEPARTMENT STORES--1.3%
Federated Department Stores, Inc.(i) ..........      116,000        5,093,560
Nordstrom, Inc.(i) ............................       92,100        4,360,935
Penney (J.C.) Co., Inc.(i) ....................       66,200        4,980,226
                                                              ---------------
                                                                   14,434,721
                                                              ---------------

DIVERSIFIED BANKS--2.6%
Comerica, Inc.(i) .............................        6,200          360,778
U.S. Bancorp(i) ...............................       27,600          933,984
Wachovia Corp.(i) .............................      244,900       13,591,950
Wells Fargo & Co.(i) ..........................      350,400       12,716,016
                                                              ---------------
                                                                   27,602,728
                                                              ---------------

DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)(i) .....................       60,500        2,467,795
PPG Industries, Inc.(i) .......................          400           27,360
                                                              ---------------
                                                                    2,495,155
                                                              ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.0%
Dun & Bradstreet Corp.(h) .....................        3,700          285,788

                                                    SHARES         VALUE
                                                 -----------  ---------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia)(d)(i) .............................       41,400  $     2,503,872

ELECTRIC UTILITIES--0.1%
PPL Corp. .....................................       36,600        1,263,432

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co. ..........................       73,000        6,161,200

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(h)(i) ..............       46,500        1,655,400

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(h)(i) .......................      177,600          701,520

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Covanta Holding Corp.(h)(i) ...................       21,400          435,062
Waste Management, Inc. ........................      116,900        4,381,412
                                                              ---------------
                                                                    4,816,474
                                                              ---------------

FOOD RETAIL--0.2%
Kroger Co. (The)(i) ...........................       83,000        1,866,670

FOOTWEAR--0.3%
Nike, Inc. Class B(i) .........................       35,100        3,224,988

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.(i) ......................       31,700        2,074,765
McKesson Corp. ................................       74,100        3,711,669
                                                              ---------------
                                                                    5,786,434
                                                              ---------------

HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.(i) .................       47,300        2,174,381
Becton, Dickinson & Co.(i) ....................       59,900        4,194,797
                                                              ---------------
                                                                    6,369,178
                                                              ---------------

HEALTH CARE SERVICES--0.1%
Caremark Rx, Inc. .............................       17,500          861,525

HEALTH CARE TECHNOLOGY--0.2%
Emdeon Corp.(h)(i) ............................      173,500        2,021,275

HOME IMPROVEMENT RETAIL--0.9%
Home Depot, Inc. (The)(i) .....................      126,700        4,729,711
Sherwin-Williams Co. (The)(i) .................       75,800        4,489,634
                                                              ---------------
                                                                    9,219,345
                                                              ---------------

HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)(i) .................       31,900        2,675,772
Whirlpool Corp.(i) ............................        5,000          434,650
                                                              ---------------
                                                                    3,110,422
                                                              ---------------

HOUSEHOLD PRODUCTS--0.8%
Colgate-Palmolive Co. .........................       80,800        5,168,776


                       See Notes to Financial Statements                      17

Phoenix Balanced Fund

                                                    SHARES         VALUE
                                                 -----------  ---------------
HOUSEHOLD PRODUCTS--CONTINUED
Kimberly-Clark Corp.(i) .......................       50,000  $     3,326,000
                                                              ---------------
                                                                    8,494,776
                                                              ---------------

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.(i) ....................       70,600        2,031,868

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc.(i) ...........       32,900        2,052,960
Dynegy, Inc. Class A(h)(i) ....................      114,100          693,728
TXU Corp.(i) ..................................       30,100        1,900,213
                                                              ---------------
                                                                    4,646,901
                                                              ---------------

INDUSTRIAL CONGLOMERATES--1.6%
3M Co. ........................................          500           39,420
General Electric Co.(i) .......................      486,600       17,084,526
                                                              ---------------
                                                                   17,123,946
                                                              ---------------

INDUSTRIAL MACHINERY--0.7%
Dover Corp. ...................................          700           33,250
Eaton Corp.(i) ................................       53,100        3,846,033
Illinois Tool Works, Inc.(i) ..................       68,400        3,278,412
Parker-Hannifin Corp.(i) ......................        5,300          443,239
                                                              ---------------
                                                                    7,600,934
                                                              ---------------

INSURANCE BROKERS--0.1%
AON Corp.(i) ..................................       19,800          688,842

INTEGRATED OIL & GAS--4.6%
Chevron Corp. .................................      111,800        7,512,960
ConocoPhillips(i) .............................       58,800        3,542,112
Exxon Mobil Corp. .............................      386,200       27,582,404
Marathon Oil Corp.(i) .........................       20,800        1,797,120
Occidental Petroleum Corp. ....................      182,800        8,580,632
                                                              ---------------
                                                                   49,015,228
                                                              ---------------

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.(i) .................................      328,600       11,254,550
BellSouth Corp.(i) ............................       76,880        3,467,288
Citizens Communications Co.(i) ................      218,300        3,200,278
Qwest Communications International, Inc.(h)(i)       222,100        1,916,723
Verizon Communications, Inc.(i) ...............      230,300        8,521,100
                                                              ---------------
                                                                   28,359,939
                                                              ---------------

INTERNET RETAIL--0.2%
Expedia, Inc.(h)(i) ...........................       55,000          893,750
IAC/InterActiveCorp.(h)(i) ....................       30,300          938,694
                                                              ---------------
                                                                    1,832,444
                                                              ---------------

INTERNET SOFTWARE & SERVICES--0.1%
VeriSign, Inc.(h)(i) ..........................       69,000        1,426,920

                                                    SHARES         VALUE
                                                 -----------  ---------------
INVESTMENT BANKING & BROKERAGE--1.6%
Charles Schwab Corp. (The)(i) .................       75,050  $     1,367,411
Merrill Lynch & Co., Inc.(i) ..................      157,400       13,759,908
Morgan Stanley(i) .............................       26,800        2,048,324
                                                              ---------------
                                                                   17,175,643
                                                              ---------------

LIFE & HEALTH INSURANCE--1.7%
AFLAC, Inc.(i) ................................       35,800        1,608,136
Lincoln National Corp.(i) .....................       63,000        3,988,530
MetLife, Inc.(i) ..............................      145,800        8,329,554
Principal Financial Group, Inc. (The)(i) ......       34,100        1,926,309
Protective Life Corp.(i) ......................          300           13,275
Prudential Financial, Inc.(i) .................       29,700        2,284,821
StanCorp Financial Group, Inc. ................          400           18,276
                                                              ---------------
                                                                   18,168,901
                                                              ---------------

LIFE SCIENCES TOOLS & SERVICES--1.0%
Fisher Scientific International, Inc.(h)(i) ...       79,700        6,823,914
PerkinElmer, Inc. .............................       51,000        1,089,360
Thermo Electron Corp.(h)(i) ...................       60,100        2,576,487
                                                              ---------------
                                                                   10,489,761
                                                              ---------------

MANAGED HEALTH CARE--1.4%
Aetna, Inc. ...................................       64,700        2,666,934
CIGNA Corp.(i) ................................       29,000        3,392,420
UnitedHealth Group, Inc.(i) ...................       99,880        4,872,146
WellCare Health Plans, Inc.(h)(i) .............       22,200        1,304,250
WellPoint, Inc.(h)(i) .........................       34,400        2,625,408
                                                              ---------------
                                                                   14,861,158
                                                              ---------------

MORTGAGE REIT'S--0.1%
American Home Mortgage Investment Corp.(i) ....       34,200        1,168,614

MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc.(i) ......................        5,600          384,328

MOVIES & ENTERTAINMENT--1.6%
Time Warner, Inc.(i) ..........................      529,100       10,587,291
Viacom, Inc. Class B(h) .......................       42,500        1,654,100
Walt Disney Co. (The)(i) ......................      114,200        3,592,732
Warner Music Group Corp.(i) ...................       47,600        1,234,268
                                                              ---------------
                                                                   17,068,391
                                                              ---------------

MULTI-LINE INSURANCE--0.0%
Hartford Financial Services Group, Inc. (The) .        2,100          183,057
Unitrin, Inc. .................................        6,100          261,873
                                                              ---------------
                                                                      444,930
                                                              ---------------

OIL & GAS DRILLING--0.3%
Grey Wolf, Inc.(h)(i) .........................       23,200          162,400
Pride International, Inc.(h)(i) ...............       36,800        1,016,048
TODCO(h)(i) ...................................        7,700          262,801


18                     See Notes to Financial Statements

Phoenix Balanced Fund

                                                    SHARES         VALUE
                                                 -----------  ---------------
OIL & GAS DRILLING--CONTINUED
Transocean, Inc.(h)(i) ........................       30,900  $     2,241,486
                                                              ---------------
                                                                    3,682,735
                                                              ---------------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Halliburton Co.(i) ............................       30,470          985,705
National Oilwell Varco, Inc.(h)(i) ............        8,900          537,560
Tidewater, Inc.(i) ............................       33,800        1,680,874
                                                              ---------------
                                                                    3,204,139
                                                              ---------------

OIL & GAS EXPLORATION & PRODUCTION--0.0%
Devon Energy Corp.(i) .........................        1,200           80,208

OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc.(i) ...............................       11,000          727,430

OTHER DIVERSIFIED FINANCIAL SERVICES--4.7%
Bank of America Corp.(i) ......................      422,500       22,760,075
Citigroup, Inc.(i) ............................      171,301        8,592,458
JPMorgan Chase & Co.(i) .......................      392,400       18,615,456
                                                              ---------------
                                                                   49,967,989
                                                              ---------------

PACKAGED FOODS & MEATS--1.1%
Campbell Soup Co.(i) ..........................       30,300        1,132,614
ConAgra Foods, Inc.(i) ........................       97,700        2,554,855
Dean Foods Co.(h)(i) ..........................       49,900        2,090,311
Del Monte Foods Co.(i) ........................      179,000        1,931,410
General Mills, Inc.(i) ........................       29,600        1,681,872
Heinz (H.J.) Co.(i) ...........................       60,800        2,563,328
                                                              ---------------
                                                                   11,954,390
                                                              ---------------

PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The) Class A(i) ......       78,800        3,182,732
NBTY, Inc.(h) .................................       35,500          987,610
                                                              ---------------
                                                                    4,170,342
                                                              ---------------

PHARMACEUTICALS--4.1%
Abbott Laboratories(i) ........................      105,100        4,993,301
Barr Pharmaceuticals, Inc.(h)(i) ..............       19,700        1,031,689
Endo Pharmaceuticals Holdings, Inc.(h)(i) .....       33,300          950,382
Johnson & Johnson(i) ..........................      237,400       16,000,760
Merck & Co., Inc. .............................       86,000        3,906,120
Pfizer, Inc. ..................................      542,900       14,468,285
Watson Pharmaceuticals, Inc.(h)(i) ............       10,300          277,173
Wyeth(i) ......................................       39,500        2,015,685
                                                              ---------------
                                                                   43,643,395
                                                              ---------------

PROPERTY & CASUALTY INSURANCE--1.5%
Allstate Corp. (The)(i) .......................      140,200        8,602,672
Cincinnati Financial Corp.(i) .................        4,900          223,685
Philadelphia Consolidated Holding Co.(h)(i) ...        1,800           70,416
Progressive Corp. (The) .......................       37,200          899,124

                                                    SHARES         VALUE
                                                 -----------  ---------------
PROPERTY & CASUALTY INSURANCE--CONTINUED
St. Paul Travelers Cos., Inc. (The) ...........      123,800  $     6,329,894
                                                              ---------------
                                                                   16,125,791
                                                              ---------------

RAILROADS--0.1%
Burlington Northern Santa Fe Corp.(i) .........          600           46,518
Norfolk Southern Corp. ........................       18,300          962,031
                                                              ---------------
                                                                    1,008,549
                                                              ---------------

REGIONAL BANKS--0.1%
Bank of Hawaii Corp. ..........................        1,000           52,170
KeyCorp(i) ....................................       15,900          590,526
National City Corp.(i) ........................          600           22,350
SunTrust Banks, Inc. ..........................          400           31,596
Synovus Financial Corp.(i) ....................        1,100           32,318
                                                              ---------------
                                                                      728,960
                                                              ---------------

RESIDENTIAL REIT'S--0.1%
Archstone-Smith Trust(i) ......................       18,400        1,107,864

RESTAURANTS--1.1%
McDonald's Corp.(i) ...........................      232,800        9,758,976
Yum! Brands, Inc. .............................       32,300        1,920,558
                                                              ---------------
                                                                   11,679,534
                                                              ---------------

RETAIL REIT'S--0.0%
New Plan Excel Realty Trust(i) ................        8,300          239,040

SEMICONDUCTOR EQUIPMENT--0.3%
Lam Research Corp.(h)(i) ......................       28,000        1,384,600
Novellus Systems, Inc.(h)(i) ..................       45,500        1,258,075
Teradyne, Inc.(h)(i) ..........................       68,000          953,360
                                                              ---------------
                                                                    3,596,035
                                                              ---------------

SEMICONDUCTORS--1.5%
Advanced Micro Devices, Inc.(h)(i) ............       57,800        1,229,406
Freescale Semiconductor, Inc. Class B(h)(i) ...       80,400        3,162,132
Intel Corp. ...................................      163,600        3,491,224
LSI Logic Corp.(h)(i) .........................      133,900        1,345,695
National Semiconductor Corp.(i) ...............       49,600        1,204,784
ON Semiconductor Corp.(h)(i) ..................      151,200          940,464
Texas Instruments, Inc.(i) ....................      154,300        4,656,774
                                                              ---------------
                                                                   16,030,479
                                                              ---------------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)(i) ........................      106,100        4,956,992
Pepsi Bottling Group, Inc. (The)(i) ...........       89,500        2,829,990
                                                              ---------------
                                                                    7,786,982
                                                              ---------------

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.(i) ..........................       11,400          590,748


                        See Notes to Financial Statements                     19

Phoenix Balanced Fund

                                                    SHARES         VALUE
                                                 -----------  ---------------
SPECIALTY STORES--0.0%
Barnes & Noble, Inc.(i) .......................        2,600  $       107,406

STEEL--0.1%
Chaparral Steel Co.(h) ........................       13,400          557,306
United States Steel Corp.(i) ..................        6,900          466,440
                                                              ---------------
                                                                    1,023,746
                                                              ---------------

SYSTEMS SOFTWARE--2.0%
BMC Software, Inc.(h)(i) ......................       30,700          930,517
Microsoft Corp.(i) ............................      483,400       13,878,414
Oracle Corp.(h)(i) ............................      312,700        5,775,569
Symantec Corp.(h)(i) ..........................       25,800          511,872
                                                              ---------------
                                                                   21,096,372
                                                              ---------------

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(h)(i) .................       49,700        1,483,545

TOBACCO--0.5%
Altria Group, Inc. ............................        5,650          459,514
Loews Corp. - Carolina Group ..................       63,800        3,688,916
Reynolds American, Inc.(i) ....................       19,500        1,231,620
                                                              ---------------
                                                                    5,380,050
                                                              ---------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.(i) ........................      201,300        3,762,297
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $508,847,630)                                    624,009,050
--------------------------------------------------------------------------------

                                                    SHARES         VALUE
                                                 -----------  ---------------
FOREIGN COMMON STOCKS(d)--0.8%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States)(i) ....       62,300  $     1,833,489

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Ltd. Class A (United
States)(i) ....................................      177,500        6,516,025
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,595,622)                                        8,349,514
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $943,203,449)                                  1,057,438,796
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.1%

MONEY MARKET MUTUAL FUNDS--17.9%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(j) ..........  191,004,447      191,004,447

                                                     PAR
                                                    VALUE
                                                    (000)
                                                 -----------
COMMERCIAL PAPER(l)--1.2%
CAFCO LLC 5.27%, 11/1/06 ......................  $     7,520        7,520,000
General Electric Capital Corp. 5.25%, 11/3/06 .        4,811        4,809,597
Archer Daniels Midland 5.23%, 11/6/06 .........          800          799,419
                                                              ---------------
                                                                   13,129,016
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $204,133,463)                                    204,133,463
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--117.8%
(IDENTIFIED COST $1,147,336,912)                                1,261,572,259(a)

Other assets and liabilities, net--(17.8)%                       (190,271,653)
                                                              ---------------
NET ASSETS--100.0%                                            $ 1,071,300,606
                                                              ===============

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $128,011,520 and gross depreciation of $15,053,959 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,148,614,698.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $32,350,931 or 3.0% of net assets.

(c)Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in
   Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.

(e)Illiquid and restricted security. At October 31, 2006, this security amounted to a value of $5,235,285 or 0.5% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(f)Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g)All or a portion segregated as collateral for forward currency contracts.

(h)Non-income producing.

(i)All or a portion of security is on loan.

(j)Represents security purchased with cash collateral received for securities on loan.

(k)Escrowed to maturity.

(l)The rate shown is the discount rate.


20                      See Notes to Financial Statements

Phoenix Balanced Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value,
   including $186,660,017 of securities on loan
   (Identified cost $1,147,336,912)                            $  1,261,572,259
Cash                                                                    561,245
Receivables
   Dividends and interest                                             4,158,449
   Investment securities sold                                         2,721,674
   Fund shares sold                                                      92,864
Trustee retainer                                                          3,423
Prepaid expenses                                                         72,300
                                                               ----------------
     Total assets                                                 1,269,182,214
                                                               ----------------

LIABILITIES
Payables
   Investment securities purchased                                    4,691,523
   Fund shares repurchased                                              830,442
   Upon return of securities loaned                                 191,004,447
   Investment advisory fee                                              513,595
   Distribution and service fees                                        298,330
   Transfer agent fee                                                   251,242
   Administration fee                                                    75,108
   Other accrued expenses                                               157,610
Unrealized depreciation on forward currency contracts                    59,311
                                                               ----------------
     Total liabilities                                              197,881,608
                                                               ----------------
NET ASSETS                                                     $  1,071,300,606
                                                               ================

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $    868,135,348
Undistributed net investment income                                   1,942,878
Accumulated net realized gain                                        87,046,344
Net unrealized appreciation                                         114,176,036
                                                               ----------------
NET ASSETS                                                     $  1,071,300,606
                                                               ================

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $973,750,543)                 61,846,448
Net asset value per share                                                $15.74
Offering price per share $15.74/(1-5.75%)                                $16.70

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $20,675,943)                   1,318,067
Net asset value and offering price per share                             $15.69

CLASS C
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $76,874,120)                                           4,904,092
Net asset value and offering price per share                             $15.68

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                       $     24,388,965
Dividends                                                            11,564,319
Security lending                                                        235,952
Foreign taxes withheld                                                  (10,975)
                                                               ----------------
     Total investment income                                         36,178,261
                                                               ----------------

EXPENSES
Investment advisory fee                                               5,877,300
Service fees, Class A                                                 2,444,319
Distribution and service fees, Class B                                  197,358
Distribution and service fees, Class C                                  779,963
Financial agent fee                                                     411,260
Administration fee                                                      321,766
Transfer agent                                                        1,604,952
Printing                                                                254,081
Custodian                                                               126,067
Trustees                                                                 79,510
Registration                                                             54,740
Professional                                                             33,664
Miscellaneous                                                           141,628
                                                               ----------------
     Total expenses                                                  12,326,608
Custodian fees paid indirectly                                           (6,130)
                                                               ----------------
     Net expenses                                                    12,320,478
                                                               ----------------
NET INVESTMENT INCOME (LOSS)                                         23,857,783
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                              94,494,926
Net realized gain (loss) on foreign currency transactions              (102,872)
Net change in unrealized appreciation (depreciation) on
   investments                                                       15,221,140
Net change in unrealized appreciation (depreciation) on
   foreign currency translation                                          36,775
                                                               ----------------
NET GAIN (LOSS) ON INVESTMENTS                                      109,649,969
                                                               ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $    133,507,752
                                                               ================


                        See Notes to Financial Statements                     21

Phoenix Balanced Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended           Year Ended
                                                                                October 31, 2006     October 31, 2005
                                                                                -----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                 $      23,857,783    $     21,871,032
   Net realized gain (loss)                                                            94,392,054          24,779,512
   Net change in unrealized appreciation (depreciation)                                15,257,915         (12,166,292)
                                                                                -----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        133,507,752          34,484,252
                                                                                -----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (21,909,817)        (20,144,812)
   Net investment income, Class B                                                        (303,022)           (255,907)
   Net investment income, Class C                                                      (1,188,196)           (527,723)
   Net realized short-term gains, Class A                                             (12,949,724)                 --
   Net realized short-term gains, Class B                                                (252,919)                 --
   Net realized short-term gains, Class C                                              (1,047,968)                 --
   Net realized long-term gains, Class A                                               (9,843,957)        (35,738,276)
   Net realized long-term gains, Class B                                                 (192,248)           (660,946)
   Net realized long-term gains, Class C                                                 (796,653)                 --
                                                                                -----------------    ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (48,484,504)        (57,327,664)
                                                                                -----------------    ----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,276,118 and 1,623,250 shares, respectively)        19,211,067          24,205,911
   Net asset value of shares issued from reinvestment of distributions
     (2,762,473 and 3,468,999 shares, respectively)                                    40,686,648          51,652,995
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (2,225,871 and 14,653,836 shares, respectively) (See Note 9)                      32,949,812         212,480,812
   Cost of shares repurchased (13,183,037 and 12,821,283 shares, respectively)       (197,131,657)       (191,087,783)
                                                                                -----------------    ----------------
Total                                                                                (104,284,130)         97,251,935
                                                                                -----------------    ----------------
CLASS B
   Proceeds from sales of shares (106,640 and 138,483 shares, respectively)             1,592,921           2,047,404
   Net asset value of shares issued from reinvestment of distributions
     (44,357 and 57,446 shares, respectively)                                             650,488             853,905
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (429,649 and 603,106 shares, respectively) (See Note 9)                            6,334,955           8,720,927
   Cost of shares repurchased (639,434 and 548,056 shares, respectively)               (9,517,921)         (8,112,683)
                                                                                -----------------    ----------------
Total                                                                                    (939,557)          3,509,553
                                                                                -----------------    ----------------
CLASS C
   Proceeds from sales of shares (56,476 and 23,799 shares, respectively)                 836,494             348,321
   Net asset value of shares issued from reinvestment of distributions
     (166,546 and 28,299 shares, respectively)                                          2,440,607             418,151
   Proceeds from shares issued in conjunction with Plan of Reorganization
     (252,298 and 6,217,229 shares, respectively) (See Note 9)                          3,717,384          89,901,271
   Cost of shares repurchased (1,167,285 and 673,270 shares, respectively)            (17,364,236)         (9,912,197)
                                                                                -----------------    ----------------
Total                                                                                 (10,369,751)         80,755,546
                                                                                -----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (115,593,438)        181,517,034
                                                                                -----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (30,570,190)        158,673,622

NET ASSETS
   Beginning of period                                                              1,101,870,796         943,197,174
                                                                                -----------------    ----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,942,878 AND $2,211,914, RESPECTIVELY)                                   $   1,071,300,606    $  1,101,870,796
                                                                                =================    ================


22                      See Notes to Financial Statements

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                             -------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                             -------------------------------------------------------------------
                                                2006           2005             2004       2003(4)      2002(3)
Net asset value, beginning of period         $    14.55   $       14.98     $    14.31   $    12.82   $    14.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.34            0.32           0.29         0.28         0.34
   Net realized and unrealized gain (loss)         1.53            0.18           0.69         1.49        (1.43)
                                             ----------   -------------     ----------   ----------   ----------
     TOTAL FROM INVESTMENT OPERATIONS              1.87            0.50           0.98         1.77        (1.09)
                                             ----------   -------------     ----------   ----------   ----------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.34)          (0.32)         (0.31)       (0.28)       (0.36)
   Distributions from net realized gains          (0.34)          (0.61)            --           --           --
                                             ----------   -------------     ----------   ----------   ----------
     TOTAL DISTRIBUTIONS                          (0.68)          (0.93)         (0.31)       (0.28)       (0.36)
                                             ----------   -------------     ----------   ----------   ----------
Change in net asset value                          1.19           (0.43)          0.67         1.49        (1.45)
                                             ----------   -------------     ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD               $    15.74   $       14.55     $    14.98   $    14.31   $    12.82
                                             ==========   =============     ==========   ==========   ==========
Total return(1)                                   13.29%           3.21%          6.91%       13.98%       (7.77)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $  973,751   $   1,000,790     $  926,383   $  999,427   $  981,389
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.08%           1.05%          1.06%        1.07%        1.02%
   Net investment income (loss)                    2.29%           2.16%          1.98%        2.10%        2.46%
Portfolio turnover                                   78%             58%            68%          92%          52%

                                                                           CLASS B
                                             -------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                             -------------------------------------------------------------------
                                                2006           2005             2004       2003(4)      2002(3)
Net asset value, beginning of period         $    14.50   $       14.93     $    14.26   $    12.78   $    14.23
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.23            0.21           0.18         0.18         0.24
   Net realized and unrealized gain (loss)         1.53            0.18           0.69         1.48        (1.43)
                                             ----------   -------------     ----------   ----------   ----------
     TOTAL FROM INVESTMENT OPERATIONS              1.76            0.39           0.87         1.66        (1.19)
                                             ----------   -------------     ----------   ----------   ----------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.23)          (0.21)         (0.20)       (0.18)       (0.26)
   Distributions from net realized gains          (0.34)          (0.61)            --           --           --
                                             ----------   -------------     ----------   ----------   ----------
     TOTAL DISTRIBUTIONS                          (0.57)          (0.82)         (0.20)       (0.18)       (0.26)
                                             ----------   -------------     ----------   ----------   ----------
Change in net asset value                          1.19           (0.43)          0.67         1.48        (1.45)
                                             ----------   -------------     ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD               $    15.69   $       14.50     $    14.93   $    14.26   $    12.78
                                             ==========   =============     ==========   ==========   ==========
Total return(1)                                   12.43%           2.47%          6.12%       13.09%       (8.49)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $   20,676   $      19,970     $   16,814   $   21,374   $   25,768
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.83%           1.80%          1.80%        1.82%        1.77%
   Net investment income (loss)                    1.54%           1.39%          1.23%        1.37%        1.71%
Portfolio turnover                                   78%             58%            68%          92%          52%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
      (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain (loss) or the investment income ratios for the year ended October 31, 2003.


                        See Notes to Financial Statements                     23

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           CLASS C
                                               --------------------------------
                                                                 FROM INCEPTION
                                                                 APRIL 19, 2005
                                                YEAR ENDED             TO
                                                OCTOBER 31,        OCTOBER 31,
                                                   2006               2005
Net asset value, beginning of period           $      14.49      $     14.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     0.23             0.10
   Net realized and unrealized gain (loss)             1.53             0.01
                                               ------------      -----------
   TOTAL FROM INVESTMENT OPERATIONS                    1.76             0.11
                                               ------------      -----------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.23)           (0.09)
   Distributions from net realized gains              (0.34)              --
                                               ------------      -----------
     TOTAL DISTRIBUTIONS                              (0.57)           (0.09)
                                               ------------      -----------
Change in net asset value                              1.19             0.02
                                               ------------      -----------
NET ASSET VALUE, END OF PERIOD                 $      15.68      $     14.49
                                               ============      ===========
Total return(1)                                       12.44%            0.75%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $     76,874      $    81,111

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.83%            1.80%(3)
   Net investment income (loss)                        1.54%            1.22%(3)
Portfolio turnover                                       78%              58%(4)


(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.


24                      See Notes to Financial Statements

PHOENIX CAPITAL GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

ON JUNE 28, 2006, HARRIS INVESTMENT MANAGEMENT REPLACED ENGEMANN ASSET MANAGEMENT AS SUBADVISER FOR THE PHOENIX CAPITAL GROWTH FUND. IN THE FOLLOWING COMMENTARY, HARRIS PORTFOLIO MANAGEMENT DISCUSSES THE FUND'S PERFORMANCE SINCE TAKING OVER MANAGEMENT.

Q: HOW DID THE PHOENIX CAPITAL GROWTH FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2006?

A: For the period of November 1, 2005 through June 30, 2006, the Fund's Class A shares returned -2.64% and Class B shares returned -3.14%. For the same period, the S&P 500(R) Index, a broad-based equity Index, returned 6.63% and the Russell 1000(R) Growth Index, the Fund's style specific index, appropriate for comparison, returned 3.02%. For the period of July 1 to fiscal year end, the Fund's Class A shares grew 9.43% and Class B shares grew 9.13%. For the same period, the S&P 500 Index, returned 9.11% and the Russell 1000 Growth Index returned 7.59%. For the Fund's fiscal year ended October 31, 2006, Class A shares returned 6.54%, and Class B shares returned 5.70%. For the same period, the S&P 500 and the Russell 1000 Growth Indexes returned 16.34% and 10.84%, respectively. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The Russell 1000 Growth Index advanced 7.6% and 6.6% for the periods July 1 through October 31, 2006, and year to date, respectively, as broad macroeconomic issues gave investors cause for concern. Year-over-year core inflation, albeit moderately low, rose at its highest level in more than 11 years. The yield curve's inversion, high energy prices along with government tightening lending standards translated to lower consumer (and business) confidence -- exhorting a slowdown in housing towards the end of the period, and implications on the direction of the economy.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: As was confirmed in the third quarter of 2006, price pullbacks in commodities and the markets during the second quarter provided some evidence that the Federal Reserve (the "Fed") had gone far enough in its quest to quell inflation. The results of the Fed's adoption of a neutral stance -- which began in August, when the Fed put a "hold" on further increases to the federal funds rate -- has been for the markets to temporarily discard higher-quality securities in favor of their lower-quality counterparts. During this period, value-oriented stocks significantly outperformed growth, while larger-capitalization issues generally outpaced smaller ones.

      Top-performing sectors within the Russell 1000 Growth Index during this period were information technology, financials and utilities -- while the energy, industrials and materials sectors underperformed.

      Both strong stock selection and positive sector allocation had positive effects on the portfolio's returns. In view of their overall valuations and growth in earnings, positive contributors to return for the portfolio during this period included Oracle, NVIDIA and Cisco. Individual holdings that hampered the Fund's returns were Valero, Sierra Health Services and Caterpillar.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Capital Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                              1 YEAR     5 YEARS     10 YEARS
                                              ------     -------     --------
      Class A Shares at NAV 2                  6.54%      2.89%        1.58%
      Class A Shares at POP 3,4                0.41       1.67         0.98
      Class B Shares at NAV 2                  5.70       2.10         0.82
      Class B Shares with CDSC 4               1.70       2.10         0.82
      S&P 500 (R) Index                       16.34       7.26         8.67
      Russell 1000 (R) Growth Index           10.84       4.07         5.76

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Phoenix      Phoenix
                            Capital      Capital                    Russell
                             Growth       Growth                    1000(R)
                              Fund         Fund      S&P 500(R)      Growth
                            Class A      Class B       Index         Index
                            --------     -------     ----------     --------

        10/31/1996           $9,425      $10,000       $10,000      $10,000
        10/31/1997           11,763       12,389        13,047       13,233
        10/30/1998           13,205       13,803        16,262       16,146
        10/29/1999           17,135       17,779        21,832       20,309
        10/31/2000           18,922       19,488        23,869       21,538
        10/31/2001            9,563        9,780        14,335       16,172
        10/31/2002            8,264        8,377        11,523       13,729
        10/31/2003            9,661        9,720        14,036       16,589
        10/29/2004            9,876        9,870        14,511       18,151
        10/31/2005           10,349       10,267        15,790       19,733
        10/31/2006           11,025       10,852        17,501       22,956

For information regarding the indexes, see the glossary on page 3.

Phoenix Capital Growth Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Capital Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                            Beginning        Ending
                          Account Value   Account Value    Expenses Paid
Capital Growth Fund         April 30,      October 31,        During
      Class A                 2006            2006            Period*
-------------------       -------------   -------------    -------------
Actual                      $1,000.00      $1,011.50           $7.10

Hypothetical (5% return
  before expenses)           1,000.00       1,018.15            7.15

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 1.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning        Ending
                          Account Value   Account Value    Expenses Paid
Capital Growth Fund         April 30,      October 31,        During
      Class B                 2006            2006            Period*
-------------------       -------------   -------------    -------------
Actual                      $1,000.00      $1,007.70           $10.89
Hypothetical (5% return
  before expenses)           1,000.00       1,014.32            10.98

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF
 2.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Capital Growth Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              Information Technology                     28%
              Health Care                                16
              Consumer Discretionary                     12
              Industrials                                11
              Financials                                 11
              Consumer Staples                            9
              Energy                                      5
              Other                                       8

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                    SHARES         VALUE
                                                 -----------  ---------------
DOMESTIC COMMON STOCKS--98.3%

AEROSPACE & DEFENSE--2.7%
Lockheed Martin Corp.(d) ......................       55,550  $     4,828,962
Rockwell Collins, Inc.(d) .....................      143,700        8,346,096
                                                              ---------------
                                                                   13,175,058
                                                              ---------------

AIRLINES--2.1%
Continental Airlines, Inc. Class B(b)(d) ......      227,650        8,395,732
Southwest Airlines Co.(d) .....................      136,750        2,055,353
                                                              ---------------
                                                                   10,451,085
                                                              ---------------

APPAREL RETAIL--2.3%
American Eagle Outfitters, Inc.(d) ............      100,300        4,593,740
AnnTaylor Stores Corp.(b)(d) ..................      153,000        6,735,060
                                                              ---------------
                                                                   11,328,800
                                                              ---------------

APPLICATION SOFTWARE--3.9%
Adobe Systems, Inc.(b)(d) .....................       83,100        3,178,575
Autodesk, Inc.(b)(d) ..........................       73,900        2,715,825
BEA Systems, Inc.(b)(d) .......................      820,700       13,352,789
                                                              ---------------
                                                                   19,247,189
                                                              ---------------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Affiliated Managers Group, Inc.(b)(d) .........       31,250        3,129,375
Northern Trust Corp. ..........................       99,850        5,863,192
Nuveen Investments, Inc. Class A(d) ...........      144,100        7,104,130
                                                              ---------------
                                                                   16,096,697
                                                              ---------------

BIOTECHNOLOGY--1.0%
Gilead Sciences, Inc.(b)(d) ...................       73,700        5,077,930

COMMUNICATIONS EQUIPMENT--6.2%
Cisco Systems, Inc.(b) ........................      641,350       15,475,775

                                                    SHARES         VALUE
                                                 -----------  ---------------
COMMUNICATIONS EQUIPMENT--CONTINUED
Motorola, Inc.(d) .............................      660,000  $    15,219,600
                                                              ---------------
                                                                   30,695,375
                                                              ---------------

COMPUTER HARDWARE--1.5%
Hewlett-Packard Co. ...........................      191,700        7,426,458

COMPUTER STORAGE & PERIPHERALS--4.3%
EMC Corp.(b)(d) ...............................      586,500        7,184,625
QLogic Corp.(b) ...............................      692,950       14,260,911
                                                              ---------------
                                                                   21,445,536
                                                              ---------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
Caterpillar, Inc.(d) ..........................      110,500        6,708,455

DEPARTMENT STORES--3.1%
Federated Department Stores, Inc. .............      235,150       10,325,436
Penney (J.C.) Co., Inc.(d) ....................       70,000        5,266,100
                                                              ---------------
                                                                   15,591,536
                                                              ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
Equifax, Inc.(d) ..............................      103,700        3,943,711

DIVERSIFIED METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc.
Class B (Indonesia)(c)(d) .....................      224,800       13,595,904

ENVIRONMENTAL & FACILITIES SERVICES--1.6%
Covanta Holding Corp.(b)(d) ...................      228,200        4,639,306
Waste Management, Inc. ........................       83,650        3,135,202
                                                              ---------------
                                                                    7,774,508
                                                              ---------------

HEALTH CARE DISTRIBUTORS--1.0%
AmerisourceBergen Corp.(d) ....................      101,700        4,800,240


28                      See Notes to Financial Statements

Phoenix Capital Growth Fund

                                                    SHARES         VALUE
                                                 -----------  ---------------
HEALTH CARE EQUIPMENT--0.5%
Biomet, Inc.(d) ...............................       71,700  $     2,713,128

HEALTH CARE SERVICES--1.0%
Express Scripts, Inc.(b)(d) ...................       75,500        4,810,860

HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co.(d) ......................      114,000        7,292,580
Energizer Holdings, Inc.(b)(d) ................       92,250        7,209,337
Procter & Gamble Co. (The) ....................       80,300        5,090,217
                                                              ---------------
                                                                   19,592,134
                                                              ---------------

HYPERMARKETS & SUPER CENTERS--0.6%
Costco Wholesale Corp.(d) .....................       56,950        3,039,991

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.6%
AES Corp. (The)(b) ............................      315,600        6,940,044
TXU Corp.(d) ..................................      171,650       10,836,264
                                                              ---------------
                                                                   17,776,308
                                                              ---------------

INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co. ..........................      189,150        6,641,057

INDUSTRIAL GASES--0.5%
Airgas, Inc. ..................................       68,200        2,578,642

INDUSTRIAL MACHINERY--0.7%
Danaher Corp.(d) ..............................       46,500        3,337,305

INTEGRATED OIL & GAS--2.3%
Exxon Mobil Corp.(d) ..........................       37,000        2,642,540
Marathon Oil Corp. ............................       99,750        8,618,400
                                                              ---------------
                                                                   11,260,940
                                                              ---------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Citizens Communications Co.(d) ................      278,850        4,087,941

INVESTMENT BANKING & BROKERAGE--1.8%
Charles Schwab Corp. (The)(d) .................      476,700        8,685,474

LEISURE PRODUCTS--1.3%
Marvel Entertainment, Inc.(b)(d) ..............      254,600        6,454,110

LIFE SCIENCES TOOLS & SERVICES--0.5%
Waters Corp.(b) ...............................       53,900        2,684,220

MANAGED HEALTH CARE--4.8%
Aetna, Inc. ...................................       69,500        2,864,790
Sierra Health Services, Inc.(b) ...............      171,650        5,877,296
UnitedHealth Group, Inc. ......................      118,600        5,785,308
WellCare Health Plans, Inc.(b)(d) .............       81,300        4,776,375
WellPoint, Inc.(b)(d) .........................       59,000        4,502,880
                                                              ---------------
                                                                   23,806,649
                                                              ---------------

                                                    SHARES         VALUE
                                                 -----------  ---------------
MOVIES & ENTERTAINMENT--0.8%
Walt Disney Co. (The) .........................      132,650  $     4,173,169

OIL & GAS EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd.(d) ..........................       66,700        4,207,436

OIL & GAS REFINING & MARKETING--1.5%
Valero Energy Corp.(d) ........................      139,850        7,318,351

PACKAGED FOODS & MEATS--1.9%
Campbell Soup Co.(d) ..........................      249,700        9,333,786

PHARMACEUTICALS--8.0%
King Pharmaceuticals, Inc.(b)(d) ..............      475,450        7,954,278
Merck & Co., Inc. .............................      226,900       10,305,798
Mylan Laboratories, Inc.(d) ...................      610,600       12,517,300
Pfizer, Inc. ..................................      339,100        9,037,015
                                                              ---------------
                                                                   39,814,391
                                                              ---------------

PROPERTY & CASUALTY INSURANCE--1.7%
Berkley (W.R.) Corp.(d) .......................      234,500        8,643,670

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc. Class A(b) .......      125,850        3,779,276

RESTAURANTS--2.9%
Brinker International, Inc.(d) ................      143,600        6,667,348
Starbucks Corp.(b)(d) .........................       73,700        2,782,175
Yum! Brands, Inc.(d) ..........................       83,100        4,941,126
                                                              ---------------
                                                                   14,390,649
                                                              ---------------

SEMICONDUCTOR EQUIPMENT--0.6%
Lam Research Corp.(b)(d) ......................       57,400        2,838,430

SEMICONDUCTORS--6.2%
Intel Corp. ...................................      191,850        4,094,079
Micron Technology, Inc.(b) ....................      292,400        4,225,180
National Semiconductor Corp.(d) ...............      335,800        8,156,582
NVIDIA Corp.(b)(d) ............................      237,200        8,271,164
Texas Instruments, Inc.(d) ....................      202,950        6,125,031
                                                             ---------------
                                                                   30,872,036
                                                              ---------------

SOFT DRINKS--2.0%
Pepsi Bottling Group, Inc. (The)(d) ...........      318,550       10,072,551

SPECIALIZED FINANCE--2.8%
Moody's Corp.(d) ..............................      206,650       13,700,895

SPECIALTY STORES--1.1%
Office Depot, Inc.(b) .........................      127,000        5,332,730

SYSTEMS SOFTWARE--5.2%
Microsoft Corp.(d) ............................      201,150        5,775,017
Oracle Corp.(b) ...............................    1,089,050       20,114,753
                                                              ---------------
                                                                   25,889,770
                                                              ---------------


                        See Notes to Financial Statements                     29

Phoenix Capital Growth Fund

                                                    SHARES         VALUE
                                                 -----------  ---------------
TRUCKING--0.4%
Hunt (J.B.) Transport Services, Inc.(d) .......       96,150  $     2,080,686
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $426,778,752)                                    487,275,067
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $426,778,752)                                    487,275,067
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.2%

MONEY MARKET MUTUAL FUNDS--18.1%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(e) ..........   89,803,777       89,803,777

                                                  PAR VALUE
                                                    (000)
                                                 -----------
COMMERCIAL PAPER(f)--1.1%
Lockhart Funding LLC 5.31%, 11/1/06 ...........  $     5,640        5,640,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $95,443,777)                                      95,443,777
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--117.5%
(IDENTIFIED COST $522,222,529)                                    582,718,844(a)
Other assets and liabilities, net--(17.5)%                        (86,836,531)
                                                              ---------------
NET ASSETS--100.0%                                            $   495,882,313
                                                              ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $63,220,914 and gross depreciation of $6,670,560 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $526,168,491.
(b)   Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.


30                      See Notes to Financial Statements

Phoenix Capital Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value,
   including $87,748,575 of securities on loan
   (Identified cost $522,222,529)                              $    582,718,844
Cash                                                                      3,106
Receivables
   Investment securities sold                                         4,347,506
   Dividends                                                            200,925
   Fund shares sold                                                      13,275
Trustee retainer                                                          1,556
Prepaid expenses                                                         36,559
                                                               ----------------
   Total assets                                                     587,321,771
                                                               ----------------
LIABILITIES
Payables
   Fund shares repurchased                                              896,753
   Upon return of securities loaned                                  89,803,777
   Investment advisory fee                                              295,234
   Transfer agent fee                                                   224,341
   Distribution and service fees                                        111,198
   Administration fee                                                    34,674
   Other accrued expenses                                                73,481
                                                               ----------------
     Total liabilities                                               91,439,458
                                                               ----------------
NET ASSETS                                                     $    495,882,313
                                                               ================
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $    771,103,556
Accumulated net realized loss                                      (335,717,558)
Net unrealized appreciation                                          60,496,315
                                                               ----------------
NET ASSETS                                                     $    495,882,313
                                                               ================
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $486,844,759)                 30,861,410
Net asset value per share                                      $          15.78
Offering price per share $15.78/(1-5.75%)                      $          16.74

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,037,554)                      624,757
Net asset value and offering price per share                   $          14.47

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Dividends                                                      $      4,828,750
Interest                                                                866,466
Security lending                                                         76,095
Foreign taxes withheld                                                  (26,486)
                                                               ----------------
     Total investment income                                          5,744,825
                                                               ----------------

EXPENSES
Investment advisory fee                                               3,784,394
Service fees, Class A                                                 1,325,357
Distribution and service fees, Class B                                  104,852
Financial agent fee                                                     223,027
Administration fee                                                      148,848
Transfer agent                                                        1,506,257
Printing                                                                169,982
Custodian                                                                58,814
Trustees                                                                 45,568
Professional                                                             32,155
Registration                                                             29,956
Miscellaneous                                                            75,397
                                                               ----------------
     Total expenses                                                   7,504,607
Custodian fees paid indirectly                                           (6,597)
                                                               ----------------
     Net expenses                                                     7,498,010
                                                               ----------------
NET INVESTMENT INCOME (LOSS)                                         (1,753,185)
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              58,238,556
Net change in unrealized appreciation (depreciation) on
   investments                                                      (22,747,442)
                                                               ----------------
NET GAIN (LOSS) ON INVESTMENTS                                       35,491,114
                                                               ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $     33,737,929
                                                               ================


                        See Notes to Financial Statements                     31

Phoenix Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended          Year Ended
                                                                                October 31, 2006    October 31, 2005
                                                                                ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                 $     (1,753,185)   $      3,099,696
   Net realized gain (loss)                                                           58,238,556          55,163,732
   Net change in unrealized appreciation (depreciation)                              (22,747,442)        (24,820,624)
                                                                                ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        33,737,929          33,442,804
                                                                                ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS

    Net investment income, Class A                                                    (3,128,886)                 --
    Net investment income, Class B                                                            --                  --
                                                                                ----------------    ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (3,128,886)                 --
                                                                                ----------------    ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (537,085 and 2,223,821 shares, respectively)          8,228,084          32,640,231
   Net asset value of shares issued from reinvestment of distributions
     (184,811 and 0 shares, respectively)                                              2,899,681                  --
   Cost of shares repurchased (8,810,337 and 22,693,232 shares, respectively)       (134,381,283)       (329,946,540)
                                                                                ----------------    ----------------
Total                                                                               (123,253,518)       (297,306,309)
                                                                                ----------------    ----------------

CLASS B
   Proceeds from sales of shares (64,830 and 115,481 shares, respectively)               910,638           1,565,853
   Net asset value of shares issued from reinvestment of distributions
     (0 and 0 shares, respectively)                                                           --                  --
   Cost of shares repurchased (310,880 and 484,314 shares, respectively)              (4,360,386)         (6,562,394)
                                                                                ----------------    ----------------
Total                                                                                 (3,449,748)         (4,996,541)
                                                                                ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (126,703,266)       (302,302,850)
                                                                                ----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (96,094,223)       (268,860,046)

NET ASSETS
   Beginning of period                                                               591,976,536         860,836,582
                                                                                ----------------    ----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $3,099,696, RESPECTIVELY)                                           $    495,882,313    $    591,976,536
                                                                                ================    ================


32                      See Notes to Financial Statements

Phoenix Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                             --------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------------------
                                                 2006            2005           2004            2003          2002(3)
Net asset value, beginning of period         $     14.89     $     14.21    $     13.90     $     11.89     $     13.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 (0.05)           0.07          (0.06)          (0.06)          (0.07)
   Net realized and unrealized gain (loss)          1.02            0.61           0.37            2.07           (1.80)
                                             -----------     -----------    -----------     -----------     -----------
     TOTAL FROM INVESTMENT OPERATIONS               0.97            0.68           0.31            2.01           (1.87)
                                             -----------     -----------    -----------     -----------     -----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.08)             --             --              --              --
                                             -----------     -----------    -----------     -----------     -----------
     TOTAL DISTRIBUTIONS                           (0.08)             --             --              --              --
                                             -----------     -----------    -----------     -----------     -----------
Change in net asset value                           0.89            0.68           0.31            2.01           (1.87)
                                             -----------     -----------    -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD               $     15.78     $     14.89    $     14.21     $     13.90     $     11.89
                                             ===========     ===========    ===========     ===========     ===========
Total return(1)                                     6.54%           4.79%        2.23 %         16.90 %          (13.59)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $   486,845     $   580,058    $   844,523     $   896,872     $   835,713
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.37%           1.36%          1.34%           1.36%           1.29%
   Net investment income (loss)                    (0.31)%          0.45%         (0.39)%         (0.49)%         (0.51)%
Portfolio turnover                                   167%             67%            57%             39%            109%

                                                                              CLASS B
                                             --------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------------------
                                                 2006            2005           2004            2003          2002(3)
Net asset value, beginning of period         $     13.69     $     13.16    $     12.96     $     11.17     $     13.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 (0.15)          (0.05)         (0.15)          (0.14)          (0.16)
   Net realized and unrealized gain (loss)          0.93            0.58           0.35            1.93           (1.71)
                                             -----------     -----------    -----------     -----------     -----------
     TOTAL FROM INVESTMENT OPERATIONS               0.78            0.53           0.20            1.79           (1.87)
                                             -----------     -----------    -----------     -----------     -----------
LESS DISTRIBUTIONS
                                             -----------     -----------    -----------     -----------     -----------
   Dividends from net investment income               --              --             --              --              --
                                             -----------     -----------    -----------     -----------     -----------
     TOTAL DISTRIBUTIONS                              --              --             --              --              --
                                             -----------     -----------    -----------     -----------     -----------
Change in net asset value                           0.78            0.53           0.20            1.79           (1.87)
                                             -----------     -----------    -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD               $     14.47     $     13.69    $     13.16     $     12.96     $     11.17
                                             ===========     ===========    ===========     ===========     ===========
Total return(1)                                     5.70%           4.03%          1.54%          16.03%         (14.34)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $     9,038     $    11,918    $    16,314     $    23,730     $    26,844
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.12%           2.11%          2.09%           2.11%           2.05%
   Net investment income (loss)                    (1.06)%         (0.34)%        (1.13)%         (1.24)%         (1.26)%
Portfolio turnover                                   167%             67%            57%             39%            109%

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B. There was no effect on net investment income
      (loss) per share and net realized and unrealized gain (loss) per share.


                        See Notes to Financial Statements                     33

PHOENIX CORE BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, CHRISTOPHER J. KELLEHER, CFA, AND CYNTHIA A. BEAULIEU

Q: HOW DID THE PHOENIX CORE BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For the fiscal year ended October 31, 2006, the Fund's Class A shares returned 4.59%, Class B shares returned 3.72% and Class C shares returned 3.84%. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the broad-based and style-specific fixed income index appropriate for comparison, returned 5.19%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 5.19% for the fiscal year ended October 31, 2006. In the first six meetings of the reporting period, the Federal Reserve (the "Fed") raised the federal funds rate by 25 basis points each time, to 5.25% at the end of June. During that time, short-term rates rose considerably, outpacing the increase in longer-term rates. In August, the Fed finally paused after 17 consecutive increases of the federal funds rate. In the following two meetings, the Fed reaffirmed its earlier decision and kept its target rate at 5.25%. Since then, rates have declined across the yield curve, with the sharpest drop seen in long-term rates.

      After modest returns for the first three quarters of the fiscal year, the fixed income markets rallied in the final quarter, as declining rates and lower energy costs created a more favorable environment. Treasuries underperformed during the reporting period, because spread sectors benefited from a benign credit environment as defaults remained low. The best-performing sectors of the bond market were corporate high yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, commercial mortgage-backed securities was the top performer, as delinquencies in this sector reached a five-year low.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Our considerable underweight to Treasuries and our subsequent overweight to spread sectors, such as mortgage-backed securities, were two factors that benefited the portfolio. Our total overweight to residential mortgages, specifically our allocation to non-agency residential mortgages, aided performance, because delinquencies remained low, despite the weaker housing market. Residential mortgages were also the beneficiaries of stable rates, ample demand and a slight increase in prepayments.

      Our slight underweight to investment-grade corporate bonds hurt the Fund's results, as performance in this sector has continued to be supported by strong fundamentals and technicals. Supply in investment-grade debt did pick up near the end of the fiscal year, but was offset by an increase in demand for investment-grade domestic debt.

      Commercial mortgage-backed securities was the best-performing sector in the index and our resulting overweight to this sector helped performance. Commercial mortgages continued to benefit from the favorable credit environment, as delinquencies and loss severities continued to trend lower.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Core Bond Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                                                             INCEPTION    INCEPTION
                                              1 YEAR   5 YEARS   10 YEARS   TO 10/31/06     DATE
                                              ------   -------   --------   -----------   ---------
      Class A Shares at NAV 2                  4.59%     2.77%      4.55%            --          --
      Class A Shares at POP 3,4               (0.38)     1.77       4.04             --          --
      Class B Shares at NAV 2                  3.72      1.97       3.75             --          --
      Class B Shares with CDSC 4              (0.26)     1.97       3.75             --          --
      Class C Shares at NAV 2                  3.84      1.99         --           3.80%   10/11/99
      Class C Shares with CDSC 4               3.84      1.99         --           3.80    10/11/99
      Lehman Brothers Aggregate Bond Index     5.19      4.51       6.26         Note 5    10/11/99

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5 LEHMAN BROTHERS AGGREGATE BOND INDEX RETURN SINCE THE INCEPTION OF CLASS C SHARES (10/11/99) IS 6.35%.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                            Phoenix          Phoenix           Lehman
                           Core Bond        Core Bond         Brothers
                              Fund             Fund          Aggregate
                            Class A          Class B         Bond Index
                           ----------       ---------        -----------

        10/31/1996          $ 9,525          $10,000          $10,000
        10/31/1997           10,273           10,694           10,889
        10/30/1998           11,111           11,494           11,906
        10/29/1999           10,892           11,176           11,969
        10/31/2000           11,435           11,646           12,843
        10/31/2001           12,962           13,111           14,713
        10/31/2002           13,100           13,151           15,578
        10/31/2003           13,619           13,556           16,343
        10/29/2004           14,157           13,976           17,247
        10/31/2005           14,205           13,936           17,443
        10/31/2006           14,857           14,455           18,348

For information regarding the index, see the glossary on page 3.

Phoenix Core Bond Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Core Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                              Beginning             Ending         Expenses Paid
  Core Bond Fund            Account Value       Account Value         During
      Class A               April 30, 2006     October 31, 2006       Period*
-----------------------     --------------     ----------------    -------------
Actual                        $1,000.00           $1,041.30            $5.15

Hypothetical (5% return
  before expenses)             1,000.00            1,020.19             5.11

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning             Ending         Expenses Paid
  Core Bond Fund            Account Value       Account Value         During
      Class B               April 30, 2006     October 31, 2006       Period*
-----------------------     --------------     ----------------    -------------
Actual                        $1,000.00           $1,037.80            $8.98

Hypothetical (5% return
  before expenses)             1,000.00            1,016.37             8.93

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.75%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning             Ending         Expenses Paid
  Core Bond Fund            Account Value       Account Value         During
      Class C               April 30, 2006     October 31, 2006       Period*
-----------------------     --------------     ----------------    -------------
Actual                        $1,000.00           $1,037.60            $8.99

Hypothetical (5% return
  before expenses)             1,000.00            1,016.37             8.93

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 1.75%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Core Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Non-Agency Mortgage-Backed Securities                31%
            Agency Mortgage-Backed Securities                    25
            Domestic Corporate Bonds                             16
            Asset-Backed Securities                              10
            Municipal Bonds                                      10
            Foreign Corporate Bonds                               4
            U.S. Government Securities                            2
            Other                                                 2

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY BONDS--1.5%
U.S. Treasury Bond 4.50%, 2/15/36(g) ..........     $  1,100  $     1,061,671

U.S. TREASURY NOTES--0.5%
U.S. Treasury Note 4.50%, 9/30/11(g) ..........          150          149,479
U.S. Treasury Note 4.875%, 8/15/16(g) .........          150          153,117
                                                              ---------------
                                                                      302,596
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,313,133)                                        1,364,267
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--26.0%
FHLMC 6%, 10/1/34 .............................          759          765,606
FNMA 6%, 10/1/14 ..............................          573          582,006
FNMA 6.50%, '16-'36 ...........................        2,326        2,378,771
FNMA 6%, 7/1/17 ...............................          161          163,592
FNMA 5.50%, '17-'35 ...........................        6,742        6,687,975
FNMA 5%, '20-'35 ..............................        1,807        1,758,505
FNMA 4.50%, 5/1/20 ............................        1,004          971,300
FNMA 6%, 5/1/29 ...............................          321          324,815
FNMA 7.50%, 3/1/31 ............................          216          225,411
FNMA 7%, 7/1/31 ...............................          176          181,749
FNMA 7%, 9/1/31 ...............................          261          269,405
FNMA 6%, 6/1/36 ...............................          496          498,618
GNMA 8.50%, 11/15/22 ..........................            1              771
GNMA 6.50%, 9/15/28 ...........................          246          254,056
GNMA 7.50%, 9/15/29 ...........................          216          225,776

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
GNMA 5%, 7/15/33 ..............................     $  2,377  $     2,320,931
GNMA 6%, 6/15/34 ..............................          670          679,811
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,278,178)                                      18,289,098
-----------------------------------------------------------------------------

MUNICIPAL BONDS--9.7%

CALIFORNIA--3.6%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured)         1,000        1,092,930

Contra Costa County Fire Protection District
Taxable 4.93%, 8/1/17 (MBIA Insured) ..........          300          291,450

University of California Series F 4.375%,
5/15/30 (FSA Insured) .........................        1,200        1,192,128
                                                              ---------------
                                                                    2,576,508
                                                              ---------------

CONNECTICUT--0.9%
Hartford Taxable Series B 4.13%, 8/1/07
(FSA Insured) .................................          190          188,398

Hartford Taxable Series B 5.01%, 8/1/15
(FSA Insured) .................................          430          427,265
                                                              ---------------
                                                                      615,663
                                                              ---------------

NEW JERSEY--1.3%
City of Orange Township Water and Sewer
Taxable Series B 4.55%, 6/1/18 (MBIA Insured) .        1,000          946,450

OREGON--0.4%
Oregon School Boards Association 2004 Pension
Obligation Taxable 5.023%, 6/30/16 (FSA Insured)         300          296,211


38                      See Notes to Financial Statements

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
PENNSYLVANIA--2.0%
City of Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) .........     $    340  $       369,842

Philadelphia Authority for Industrial
Development Pension Funding Taxable
Series A 5.79%, 4/15/09
(MBIA Insured) ................................        1,000        1,015,440
                                                              ---------------
                                                                    1,385,282
                                                              ---------------

RHODE ISLAND--1.5%
Woonsocket Pension Funding Taxable 5.66%,
7/15/13 (FSA Insured) .........................        1,000        1,027,360
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,935,742)                                        6,847,474
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.9%
AmeriCredit Automobile Receivables Trust 05-AX,
A4 3.93%, 10/6/11 .............................        2,000        1,967,638

Comed Transitional Funding Trust 98-1, A7
5.74%, 12/25/10 ...............................        2,000        2,016,386

Greenwich Structured ARM Products 05-5A, N2
144A 8.83%, 9/27/45(b)(c) .....................          315          315,000

GSAMP Trust 05-HE4N, N1 144A
5.50%, 7/25/45(b) .............................           70           68,981

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ................................          366          364,186

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
5.58%, 2/25/36(c) .............................          326          325,602

Renaissance Home Equity Loan Trust 06-2, AF4
6.115%, 8/25/36(c) ............................          730          741,064

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.882%, 3/25/35(c) .................          378          380,519

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A2 5.19%, 2/25/36(c) .................          400          397,668

Saxon Asset Securities Trust 05-3, A2C
5.60%, 11/25/35(c) ............................          400          400,811
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,071,800)                                        6,977,855
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.9%

AIRLINES--0.4%
Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 .......................................          276          281,570

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Nuveen Investments, Inc. 5%, 9/15/10 ..........          230          225,949

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
AUTOMOBILE MANUFACTURERS--0.5%
American Honda Finance Corp. 144A
4.25%, 3/11/08(b) .............................     $    250  $       246,712

DaimlerChrysler NA Holding Corp.
6.50%, 11/15/13 ...............................           80           82,676
                                                              ---------------
                                                                      329,388
                                                              ---------------

BROADCASTING & CABLE TV--0.4%
Clear Channel Communications, Inc. 5.50%,
9/15/14 .......................................           90           76,253

Comcast Corp. 5.30%, 1/15/14 ..................          195          190,676
                                                              ---------------
                                                                      266,929
                                                              ---------------

BUILDING PRODUCTS--0.1%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ....           35           35,591

CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ...          115           96,941

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. 6%, 9/30/16 .................          135          135,985

CONSUMER FINANCE--2.8%
Capital One Financial Corp. 5.25%, 2/21/17 ....          195          187,999
General Electric Capital Corp. 6.75%, 3/15/32 .          500          577,338
GMAC LLC 6.875%, 8/28/12 ......................          180          180,697
HSBC Finance Corp. 8%, 7/15/10 ................          500          545,643
SLM Corp. 5.60%, 2/1/10(c) ....................          500          475,260
                                                              ---------------
                                                                    1,966,937
                                                              ---------------

DIVERSIFIED BANKS--1.8%
Citicorp Capital I 7.933%, 2/15/27 ............        1,000        1,043,499
Wachovia Corp. 4.875%, 2/15/14 ................          200          193,909
                                                              ---------------
                                                                    1,237,408
                                                              ---------------

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16 ........          135          139,190

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
International Lease Finance Corp. 4.75%,
1/13/12 .......................................          375          365,211

ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc. 5.25%,
6/1/15 ........................................          160          156,240

PPL Capital Funding Trust I Series A
4.33%, 3/1/09 .................................          190          185,111

Southern Power Co. Series D 4.875%, 7/15/15 ...          165          156,531
                                                              ---------------
                                                                      497,882
                                                              ---------------

GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09 ..................          165          166,473


                        See Notes to Financial Statements                     39

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16 .......     $    160  $       159,261

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 5.25%, 2/15/15 ............          170          157,770

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc. 5.875%, 2/1/12 .....................          130          132,787
AT&T, Inc. 5.625%, 6/15/16 ....................          130          129,962
BellSouth Corp. 5.20%, 12/15/16 ...............          100           95,908
Verizon Communications, Inc. 5.55%, 2/15/16 ...           90           89,618
Verizon Global Funding Corp. 4.90%, 9/15/15 ...          130          124,069
                                                              ---------------
                                                                      572,344
                                                              ---------------

INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)
5.125%, 1/15/15 ...............................          225          219,961

Lehman Brothers Holdings, Inc. 5.75%, 1/13/17 .          145          146,745
Merrill Lynch & Co., Inc. 6.50%, 7/15/18 ......          300          325,462
Morgan Stanley 5.375%, 10/15/15 ...............          250          248,217
                                                              ---------------
                                                                      940,385
                                                              ---------------

MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.25%, 1/15/16 ................          125          123,111

MORTGAGE REIT'S--0.3%
iStar Financial, Inc. 6.05%, 4/15/15 ..........          200          202,231

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ................           70           70,224

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 5%, 3/15/13 ..........           90           87,473

OIL & GAS DRILLING--0.4%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15           270          255,449

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Anadarko Petroleum Corp. 5.95%, 9/15/16 .......           70           71,091
XTO Energy, Inc. 5.30%, 6/30/15 ...............          250          243,553
                                                              ---------------
                                                                      314,644
                                                              ---------------

OIL & GAS REFINING & MARKETING--0.2%
Premcor Refining Group, Inc. (The)
6.125%, 5/1/11 ................................          145          148,160

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP 5.125%, 7/1/17 ............          200          185,454
ONEOK Partners LP 6.15%, 10/1/16 ..............          140          142,295
                                                              ---------------
                                                                      327,749
                                                              ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Bank of America Corp. 5.25%, 12/1/15 ..........          325          321,598

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
JPMorgan Chase & Co. 5.125%, 9/15/14 ..........     $    480  $       471,487
                                                              ---------------
                                                                      793,085
                                                              ---------------

REGIONAL BANKS--0.3%
Zions Bancorp. 5.50%, 11/16/15 ................          200          197,992

RESIDENTIAL REIT'S--0.2%
United Dominion Realty Trust, Inc.
5.25%, 1/15/15 ................................          150          146,012

RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16 ..............          140          144,528

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14 ...............          200          194,568

SPECIALIZED REIT'S--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15 ........          225          222,820

THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc. 4.625%, 4/1/14 ........          155          145,190

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ................................          200          196,391

Sprint Capital Corp. 8.375%, 3/15/12 ..........           65           73,101
                                                              ---------------
                                                                      269,492
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $11,091,047)                                      11,217,942
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--30.6%

Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.473%, 2/25/36(c) ................          190          188,082

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.896%, 9/11/38(c) ................          370          383,334

Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
5%, 8/25/35 ...................................          103          100,684

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.225%, 7/15/44(c) ...........          650          648,576

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.362%, 1/15/46(c) ...........          655          659,554

Countrywide Alternative Loan Trust 05-43, 4A2
5.752%, 10/25/35(c) ...........................          402          399,474

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ...............          215          213,981


40                      See Notes to Financial Statements

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
Credit Suisse Mortgage Capital
Certificates 06-C1, A4 5.557%, 2/15/39(c) .....     $    935  $       951,688

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ............................          450          440,429

First Horizon Mortgage Pass-Through Trust 03-2,
1A12 5.75%, 4/25/33 ...........................          445          442,358

First Union - Lehman Brothers - Bank of America
98-C2, A2 6.56%, 11/18/35 .....................        1,069        1,082,195

FNMA-Countrywide Home Loans, Inc. 5%, 8/1/21 ..          360          354,547

GE Capital Commercial Mortgage Corp. 04-C3, A4
5.189%, 7/10/39(c) ............................        1,000          995,946

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
4.857%, 5/25/35(c) ............................          345          340,906

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) .................        1,000        1,002,809

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .......           35           34,494

JPMorgan Mortgage Trust 06-S1, 1A1
6%, 4/25/36 ...................................          704          703,159

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) ...........        1,000          970,830

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 10/15/36(c) ...........          710          712,884

MASTR Asset Securitization Trust 03-10, 3A1
5.50%, 11/25/33 ...............................          346          339,245

MASTR Resecuritization Trust 05-4CI, N2 144A
8.326%, 4/26/45(b)(c) .........................          170          169,469

Merrill Lynch Mortgage Trust 04-KEY2, A4
4.864%, 8/12/39(c) ............................        1,000          972,352

Merrill Lynch Mortgage Trust 06-C1, AM
5.66%, 5/12/39(c) .............................          320          329,590

Merrill Lynch/Countrywide Commercial Mortgage
Trust 06-3, A4 5.414%, 7/12/46(c) .............          445          447,295

Morgan Stanley Capital I 06-T23, A4
5.81%, 8/12/41(c) .............................          360          376,136

Morgan Stanley Capital I 98-WF1, A2
6.55%, 3/15/30 ................................          333          335,682

Morgan Stanley Mortgage Loan Trust 05-5AR,
4A1 5.534%, 9/25/35(c) ........................          349          348,477

Prudential Securities Secured Financing Corp.
98-C1 C 6.742%, 5/15/10 .......................          750          769,948

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
RAAC Series 05-SP1, 1A1 5%, 9/25/34 ...........     $    580  $       555,243

Residential Accredit Loans, Inc. 06-QA1, A21
5.999%, 1/25/36(c) ............................          727          735,528

SBA CMBS Trust 5.451%, 11/15/11 ...............          140          139,995

Structured Asset Securities Corp. 03-32, 1A1
5.23%, 11/25/33(c) ............................          506          490,025

Structured Asset Securities Corp. 05-1, 6A1
6%, 2/25/35 ...................................        1,014        1,011,585

Structured Asset Securities Corp. 05-6, 4A1
5%, 5/25/35 ...................................          642          617,386

Wachovia Mortgage Loan Trust LLC 06-A, B1
5.434%, 5/20/36(c) ............................          260          256,724

Washington Mutual, Inc. 05-AR3, A2
4.643%, 3/25/35(c) ............................          681          671,213

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 ....................          780          762,387

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 .........................          373          364,133

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(c) ..................          663          656,248

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.53%, 4/25/35(c) .................          323          319,199

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A2 4.53%, 4/25/35(c) .................          264          259,788
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,717,054)                                      21,553,578
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.5%

RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(c)(e) .....          305          342,077
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $329,836)                                            342,077
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--4.0%

ARUBA--0.2%
UFJ Finance Aruba AEC 6.75%, 7/15/13 ..........          100          107,140

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)         150          145,834

CANADA--0.1%
Husky Energy, Inc. 6.15%, 6/15/19 .............           95           96,594


                        See Notes to Financial Statements                     41

Phoenix Core Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
CHILE--0.8%
Celulosa Arauco y Constitucion S.A.
5.625%, 4/20/15 ...............................     $    290  $       284,587

Empresa Nacional de Electricidad SA
8.35%, 8/1/13 .................................          160          181,168

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) .............................          141          134,219
                                                              ---------------
                                                                      599,974
                                                              ---------------

GERMANY--0.7%
Deutsche Bank AG NY Series GS
5.62%, 3/22/12(c) .............................          485          457,258

Deutsche Telekom International Finance BV
8%, 6/15/10 ...................................           60           65,494
                                                              ---------------
                                                                      522,752
                                                              ---------------

ITALY--0.3%
Telecom Italia Capital S.p.A. 5.25%, 11/15/13 .          200          191,292

MEXICO--0.3%
Pemex Project Funding Master Trust
5.75%, 12/15/15 ...............................          180          177,750

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 .................................          150          149,346

SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16 ......           75           77,733

UNITED KINGDOM--0.2%
Diageo Capital plc 5.50%, 9/30/16 .............           70           69,486
Vodafone Group plc 5%, 9/15/15 ................           80           76,257
                                                              ---------------
                                                                      145,743
                                                              ---------------

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
UNITED STATES--0.9%
XL Capital Europe plc 6.50%, 1/15/12 ..........     $    590  $       617,132
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,864,248)                                        2,831,290
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $69,601,038)                                      69,423,581
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.0%

COMMERCIAL PAPER(h)--1.0%
CAFCO LLC 5.31%, 11/1/06 ......................          725          725,000

                                                   SHARES
                                                 -----------
MONEY MARKET MUTUAL FUNDS--2.0%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(f) ..........    1,391,688        1,391,688
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,116,688)                                        2,116,688
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $71,717,726)                                      71,540,269(a)

Other assets and liabilities, net--(1.6)%                          (1,099,798)
                                                              ---------------
NET ASSETS--100.0%                                            $    70,440,471
                                                              ===============

(a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $128,518 and gross depreciation of $887,567 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $72,299,318.
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $1,590,729 or 2.3% of net assets.
(c)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e)Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)Represents security purchased with cash collateral received for securities on loan.
(g)All or a portion of security is on loan.
(h)The rate shown is the discount rate.


42                      See Notes to Financial Statements

Phoenix Core Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value,
    including $1,363,344 of securities on loan
    (Identified cost $71,717,726)                             $    71,540,269
Receivables
    Investment securities sold                                      1,036,797
    Interest                                                          495,898
    Fund shares sold                                                       21
Trustee retainer                                                          232
Prepaid expenses                                                       16,996
                                                              ---------------
       Total assets                                                73,090,213
                                                              ---------------
LIABILITIES
Cash overdraft                                                             24
Payables
    Investment securities purchased                                 1,094,911
    Fund shares repurchased                                            64,511
    Upon return of securities loaned                                1,391,688
    Transfer agent fee                                                 24,847
    Distribution and service fees                                      16,938
    Investment advisory fee                                            13,163
    Administration fee                                                  5,515
    Other accrued expenses                                             38,145
                                                              ---------------
       Total liabilities                                            2,649,742
                                                              ---------------
NET ASSETS                                                    $    70,440,471
                                                              ===============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $    95,990,173
Undistributed net investment income                                    78,528
Accumulated net realized loss                                     (25,450,773)
Net unrealized depreciation                                          (177,457)
                                                              ---------------
NET ASSETS                                                    $    70,440,471
                                                              ===============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $67,392,915)                8,180,523
Net asset value per share                                     $          8.24
Offering price per share $8.24/(1-4.75%)                      $          8.65

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $1,748,722)                   213,723
Net asset value and offering price per share                  $          8.18

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $1,298,834)                   158,242
Net asset value and offering price per share                  $          8.21

                       STATEMENT OF OPERATIONS YEAR ENDED
                                OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                      $     4,035,872
Security lending                                                       10,801
                                                              ---------------
       Total investment income                                      4,046,673
                                                              ---------------
EXPENSES
Investment advisory fee                                               339,359
Service fees, Class A                                                 179,646
Distribution and service fees, Class B                                 22,339
Distribution and service fees, Class C                                 13,209
Financial agent fee                                                    46,701
Administration fee                                                     22,308
Transfer agent                                                        187,713
Registration                                                           32,960
Professional                                                           30,118
Printing                                                               25,270
Trustees                                                               23,665
Custodian                                                              18,289
Miscellaneous                                                          21,268
                                                              ---------------
       Total expenses                                                 962,845
Less expenses reimbursed by investment adviser                       (118,327)
Custodian fees paid indirectly                                         (1,091)
                                                              ---------------
       Net expenses                                                   843,427
                                                              ---------------
NET INVESTMENT INCOME (LOSS)                                        3,203,246
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
Net realized gain (loss) on investments                              (549,396)
Net change in unrealized appreciation (depreciation) on
    investments                                                       537,144
                                                              ---------------
NET GAIN (LOSS) ON INVESTMENTS                                        (12,252)
                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                $     3,190,994
                                                              ===============


                        See Notes to Financial Statements                     43

Phoenix Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended         Year Ended
                                                                                            October 31, 2006   October 31, 2005
                                                                                            ----------------   ----------------
FROM OPERATIONS
    Net investment income (loss)                                                            $      3,203,246   $      3,322,646
    Net realized gain (loss)                                                                        (549,396)         1,216,391
    Net change in unrealized appreciation (depreciation)                                             537,144         (4,150,224)
                                                                                            ----------------   ----------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    3,190,994            388,813
                                                                                            ----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                                (3,377,702)        (4,259,354)
    Net investment income, Class B                                                                   (88,414)          (127,074)
    Net investment income, Class C                                                                   (52,999)           (53,588)
                                                                                            ----------------   ----------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (3,519,115)        (4,440,016)
                                                                                            ----------------   ----------------
FROM SHARE TRANSACTIONS

CLASS A
    Proceeds from sales of shares (201,359 and 285,696 shares, respectively)                       1,656,841          2,422,297
    Net asset value of shares issued from reinvestment of distributions
       (277,966 and 326,500 shares, respectively)                                                  2,271,792          2,761,917
    Cost of shares repurchased (1,725,594 and 1,857,803 shares, respectively)                    (14,118,050)       (15,724,345)
                                                                                            ----------------   ----------------
Total                                                                                            (10,189,417)       (10,540,131)
                                                                                            ----------------   ----------------
CLASS B
    Proceeds from sales of shares (97,997 and 22,860 shares, respectively)                           804,559            193,447
    Net asset value of shares issued from reinvestment of distributions
       (8,998 and 11,557 shares, respectively)                                                        73,109             97,238
    Cost of shares repurchased (184,372 and 170,189 shares, respectively)                         (1,493,642)        (1,434,682)
                                                                                            ----------------   ----------------
Total                                                                                               (615,974)        (1,143,997)
                                                                                            ----------------   ----------------
CLASS C
    Proceeds from sales of shares (23,929 and 12,012 shares, respectively)                           196,869            101,114
    Net asset value of shares issued from reinvestment of distributions
       (4,647 and 4,235 shares, respectively)                                                         37,808             35,722
    Cost of shares repurchased (24,972 and 12,146 shares, respectively)                             (203,409)          (103,163)
                                                                                            ----------------   ----------------
Total                                                                                                 31,268             33,673
                                                                                            ----------------   ----------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    (10,774,123)       (11,650,455)
                                                                                            ----------------   ----------------
    NET INCREASE (DECREASE) IN NET ASSETS                                                        (11,102,244)       (15,701,658)

NET ASSETS
    Beginning of period                                                                           81,542,715         97,244,373
                                                                                            ----------------   ----------------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $78,528 AND
       $94,306, RESPECTIVELY)                                                               $     70,440,471   $     81,542,715
                                                                                            ================   ================


44                      See Notes to Financial Statements

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                              -------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                              -------------------------------------------------------------------------
                                                2006            2005            2004            2003           2002(3)
Net asset value, beginning of period          $    8.26       $    8.65       $    8.76       $    8.93       $    9.43
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                   0.35(2)         0.32(2)         0.37(2)         0.39(2)         0.58
    Net realized and unrealized gain (loss)        0.02           (0.29)          (0.03)          (0.04)          (0.49)
                                              ---------       ---------       ---------       ---------       ---------
       TOTAL FROM INVESTMENT OPERATIONS            0.37            0.03            0.34            0.35            0.09
                                              ---------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.39)          (0.42)          (0.45)          (0.52)          (0.59)
                                              ---------       ---------       ---------       ---------       ---------
       TOTAL DISTRIBUTIONS                        (0.39)          (0.42)          (0.45)          (0.52)          (0.59)
                                              ---------       ---------       ---------       ---------       ---------
Change in net asset value                         (0.02)          (0.39)          (0.11)          (0.17)          (0.50)
                                              ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                $    8.24       $    8.26       $    8.65       $    8.76       $    8.93
                                              =========       =========       =========       =========       =========
Total return(1)                                    4.59%           0.34%           3.95%           3.96%           1.07%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)     $  67,393       $  77,880       $  92,278       $ 104,092       $ 115,184
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                         1.08%(4)        1.25%           1.18%           1.16%           1.15%
    Gross operating expenses                       1.24%           1.25%           1.18%           1.16%           1.15%
    Net investment income (loss)                   4.28%           3.73%           4.29%           4.37%           5.40%
Portfolio turnover                                   48%             65%             45%            101%             70%

                                                                               CLASS B
                                              -------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                              -------------------------------------------------------------------------
                                                2006            2005            2004            2003           2002(3)
Net asset value, beginning of period          $    8.21       $    8.59       $    8.71       $    8.89       $    9.39
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                   0.29(2)         0.25(2)         0.31(2)         0.32(2)         0.51
    Net realized and unrealized gain (loss)        0.01           (0.27)          (0.05)          (0.05)          (0.49)
                                              ---------       ---------       ---------       ---------       ---------
       TOTAL FROM INVESTMENT OPERATIONS            0.30           (0.02)           0.26            0.27            0.02
                                              ---------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.33)          (0.36)          (0.38)          (0.45)          (0.52)
                                              ---------       ---------       ---------       ---------       ---------
       TOTAL DISTRIBUTIONS                        (0.33)          (0.36)          (0.38)          (0.45)          (0.52)
                                              ---------       ---------       ---------       ---------       ---------
Change in net asset value                         (0.03)          (0.38)          (0.12)          (0.18)          (0.50)
                                              ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                $    8.18       $    8.21       $    8.59       $    8.71       $    8.89
                                              =========       =========       =========       =========       =========
Total return(1)                                    3.72%          (0.29)%          3.10%           3.08%           0.31%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)     $   1,749       $   2,390       $   3,668       $   6,628       $   9,471
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                         1.84%(4)        2.00%           1.93%           1.91%           1.90%
    Gross operating expenses                       1.98%           2.00%           1.93%           1.91%           1.90%
    Net investment income (loss)                   3.54%           2.97%           3.57%           3.62%           4.65%
Portfolio turnover                                   48%             65%             45%            101%             70%

(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain
   (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B.
(4)Represents a blended expense ratio. See Note 3 in the Notes to Financial Statements.


                        See Notes to Financial Statements                     45

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS C
                                              -------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                              -------------------------------------------------------------------------
                                                2006            2005            2004            2003           2002(3)
Net asset value, beginning of period          $    8.23       $    8.62       $    8.73       $    8.91       $    9.41
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                   0.29(2)         0.25(2)         0.31(2)         0.32(2)         0.51
    Net realized and unrealized gain (loss)        0.02           (0.28)          (0.04)          (0.05)          (0.49)
                                              ---------       ---------       ---------       ---------       ---------
       TOTAL FROM INVESTMENT OPERATIONS            0.31           (0.03)           0.27            0.27            0.02
                                              ---------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
    Dividends from net investment income          (0.33)          (0.36)          (0.38)          (0.45)          (0.52)
                                              ---------       ---------       ---------       ---------       ---------
       TOTAL DISTRIBUTIONS                        (0.33)          (0.36)          (0.38)          (0.45)          (0.52)
                                              ---------       ---------       ---------       ---------       ---------
Change in net asset value                         (0.02)          (0.39)          (0.11)          (0.18)          (0.50)
                                              ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                $    8.21       $    8.23       $    8.62       $    8.73       $    8.91
                                              =========       =========       =========       =========       =========
Total return(1)                                    3.84%          (0.40)%          3.21%           3.06%           0.31%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)     $   1,299       $   1,273       $   1,298       $   1,385       $   1,212

RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                         1.83%(4)        2.00%           1.93%           1.91%           1.90%
    Gross operating expenses                       1.99%           2.00%           1.93%           1.91%           1.90%
    Net investment income (loss)                   3.54%           2.99%           3.57%           3.63%           4.66%
Portfolio turnover                                   48%             65%             45%            101%             70%

(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class C.
(4)Represents a blended expense ratio. See Note 3 in the Notes to Financial Statements.


46                      See Notes to Financial Statements

PHOENIX HIGH YIELD FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, ALBERT GUTIERREZ, CFA

Q: HOW DID THE PHOENIX HIGH YIELD FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For fiscal year ended October 31, 2006, the Phoenix High Yield Fund's Class A shares returned 7.52%, Class B shares returned 6.83% and Class C shares returned 6.80%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.19%, and the Lehman Brothers High Yield Bond 2% Issuer Cap Index, the Fund's style-specific index, returned 9.67%. All performance figures assume reinvestment of distributions and includes all expenses except for sale charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: A restrictive Federal Reserve policy caused the general level of interest rates to rise over the 12-month period ended October 31. While this trend put upward pressure on bond yields and downward pressure on bond prices, spread tightening for high-yield bonds allowed for meaningful, positive returns for the high-yield bond market in both absolute and relative terms. The various factors that contributed to the high-yield market's performance included solid economic growth, low default rates (roughly 1.50%), accommodative lending practices and a general lack of "yield" alternatives within the global financial system.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: For the period, the Fund's focus on higher-rated high-yield bonds (B/B and Ba/BB) detracted from performance, as a speculative rally caused lower-rated bonds (Caa/CCC) to meaningfully outperform. Because of our ongoing, long-term strategy, which favors higher-quality high-yield issues, the Fund tends to lag when a rising tide market causes the weakest credits to enjoy the best performance. The Fund was also underweight in the volatile automotive sector, which has posted superior returns over the past year. Specifically, bonds issued by General Motors and Ford, the two largest issuers in the high-yield market, have had well-above-market returns, despite the fundamentally challenging operating environment facing the U.S. auto industry. We also had above-average exposure to the underperforming home building sector. Conversely, the Fund benefited from an overweight position in communications -- as well as its profitable holdings in financials and food products. Favorable performance has also resulted from a prolific M&A (mergers and acquisitions) environment, which often translates into positive returns for high-yield companies.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix High Yield Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                                                                                 INCEPTION      INCEPTION
                                                              1 YEAR    5 YEARS    10 YEARS     TO 10/31/06        DATE
                                                              ------    -------    --------     -----------     ---------
      Class A Shares at NAV 2                                  7.52%      6.68%      3.30%              --             --
      Class A Shares at POP 3,4                                2.42       5.65       2.79               --             --

      Class B Shares at NAV 2                                  6.83       5.90       2.52               --             --
      Class B Shares with CDSC 4                               2.83       5.90       2.52                              --

      Class C Shares at NAV 2                                  6.80       5.91         --             0.77%       2/27/98
      Class C Shares with CDSC 4                               6.80       5.91         --             0.77        2/27/98

      Lehman Brothers Aggregate Bond Index                     5.19       4.51       6.26           Note 5        2/27/98

      Lehman Brothers High Yield Bond 2% Issuer Cap Index      9.67      10.31       6.63           Note 5        2/27/98

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1TOTAL RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE
 REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2"NAV" (NET ASSET  VALUE)  TOTAL  RETURNS DO NOT  INCLUDE THE EFFECT OF ANY
 SALES CHARGE.

3"POP"  (PUBLIC  OFFERING  PRICE) TOTAL  RETURNS  INCLUDE THE EFFECT OF THE
 MAXIMUM FRONT-END 4.75% SALES CHARGE.

4CDSC  (CONTINGENT  DEFERRED  SALES  CHARGE) IS APPLIED TO  REDEMPTIONS  OF
 CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5INDEX RETURNS  SINCE THE  INCEPTION OF CLASS C SHARES  (2/27/98) ARE 5.87%
 FOR LEHMAN BROTHERS AGGREGATE BOND INDEX AND 5.57% FOR LEHMAN BROTHERS HIGH YIELD BOND 2% ISSUER CAP INDEX.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                      Lehman
                                                                     Brothers
                                                         Lehman     High Yield
                         Phoenix         Phoenix        Brothers     Bond 2%
                        High Yield      High Yield     Aggregate    Issuer Cap
                       Fund Class A    Fund Class B    Bond Index     Index
                       ------------    ------------    ----------   ----------
        10/31/1996        $9,525          $10,000        $10,000     $10,000
        10/31/1997        10,957           11,418         11,373      10,889
        10/30/1998         9,974           10,321         11,325      11,906
        10/29/1999        10,987           11,289         11,817      11,969
        10/31/2000        10,696           10,891         11,632      12,843
        10/31/2001         9,533            9,629         11,637      14,713
        10/31/2002         9,121            9,159         11,145      15,578
        10/31/2003        10,994           10,935         14,871      16,343
        10/29/2004        11,967           11,829         16,699      17,247
        10/31/2005        12,252           12,002         17,328      17,443
        10/31/2006        13,173           12,822         19,004      18,348

For information regarding the indexes, see the glossary on page 3.

Phoenix High Yield Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the High Yield Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ''Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                 Beginning           Ending        Expenses Paid
    High Yield Fund            Account Value     Account Value        During
        Class A                April 30, 2006   October 31, 2006      Period*
-----------------------        --------------   ----------------   -------------
Actual                            $1,000.00        $1,031.10          $7.02

Hypothetical (5% return
  before expenses)                 1,000.00         1,018.30           7.00

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 1.37%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending        Expenses Paid
    High Yield Fund            Account Value     Account Value        During
        Class B                April 30, 2006   October 31, 2006      Period*
-----------------------        --------------   ----------------   -------------
Actual                            $1,000.00        $1,025.60          $10.82

Hypothetical (5% return
  before expenses)                 1,000.00         1,014.48           10.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF
 2.12%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending        Expenses Paid
    High Yield Fund            Account Value     Account Value        During
        Class C                April 30, 2006   October 31, 2006      Period*
-----------------------        --------------   ----------------   -------------
Actual                            $1,000.00        $1,027.60          $10.83

Hypothetical (5% return
  before expenses)                 1,000.00         1,014.48           10.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 2.12%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix High Yield Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

          Domestic Corporate Bonds                        67%
          Foreign Corporate Bonds                          9
          Loan Agreements                                  1
          Other                                           23

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
DOMESTIC CORPORATE BONDS--78.2%

ADVERTISING--1.3%
Affinion Group, Inc. 10.125%, 10/15/13 ........     $    935  $       995,775
Affinion Group, Inc. 11.50%, 10/15/15 .........          755          790,862
                                                              ---------------
                                                                    1,786,637
                                                              ---------------

AEROSPACE & DEFENSE--2.6%
Armor Holdings, Inc. 8.25%, 8/15/13 ...........        1,100        1,144,000
DRS Technologies, Inc. 6.625%, 2/1/16(i) ......          300          298,500
DRS Technologies, Inc. 7.625%, 2/1/18 .........          300          308,250
Esterline Technologies Corp. 7.75%, 6/15/13 ...          360          368,100
L-3 Communications Corp. 5.875%, 1/15/15(i) ...          550          534,875

L-3 Communications Corp. Series B 6.375%,
10/15/15 ......................................        1,000          990,000
                                                              ---------------
                                                                    3,643,725
                                                              ---------------

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
Interests 0%, 12/24/06(e)(f)(g) ...............        5,164            1,033

AUTOMOTIVE RETAIL--0.8%
Hertz Corp. 144A 8.875%, 1/1/14(b) ............        1,075        1,128,750

BROADCASTING & CABLE TV--5.3%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25%, 9/15/10 ...............................          750          778,125

Charter Communications Operating LLC/ Charter
Communications Operating Capital 144A 8.375%,
4/30/14(b) ....................................        1,250        1,290,625

Echostar DBS Corp. 144A 7%, 10/1/13(b) ........          215          214,194

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
BROADCASTING & CABLE TV--CONTINUED
Echostar DBS Corp. 144A 7.125%, 2/1/16(b) .....     $  2,015  $     1,979,738
Mediacom Broadband LLC 8.50%, 10/15/15(i) .....        1,380        1,385,175
PanAmSat Corp. 144A 9%, 6/15/16(b) ............          750          787,500
Sinclair Broadcast Group, Inc. 8%, 3/15/12 ....          480          496,800

United Artists Theatre Circuit, Inc. Series
95-A 9.30%, 7/1/15(k) .........................          465          474,594
                                                              ---------------
                                                                    7,406,751
                                                              ---------------

BUILDING PRODUCTS--3.3%
Building Materials Corporation of America
7.75%, 8/1/14(i) ..............................          915          837,225

Goodman Global Holdings, Inc. Series B 8.329%,
6/15/12(c)(i) .................................        1,975        2,009,562

Ply Gem Industries, Inc. 9%, 2/15/12(i) .......        2,090        1,755,600
                                                              ---------------
                                                                    4,602,387
                                                              ---------------

CASINOS & GAMING--5.3%
American Real Estate Partners LP/American Real
Estate Finance Corp. 8.125%, 6/1/12 ...........          665          683,288

American Real Estate Partners LP/American Real
Estate Finance Corp. 7.125%, 2/15/13 ..........          750          751,875

MGM MIRAGE 8.50%, 9/15/10 .....................        1,415        1,505,206
OED Corp./Diamond Jo LLC 8.75%, 4/15/12 .......        2,850        2,860,687
Seminole Tribe of Florida 144A 5.798%,
10/1/13(b) ....................................          770          761,721
Seminole Tribe of Florida 144A 6.535%,
10/1/20(b) ....................................          750          739,295
                                                              ---------------
                                                                    7,302,072
                                                              ---------------

CATALOG RETAIL--0.6%
Harry & David Holdings, Inc. 9%, 3/1/13 .......          920          878,600


50                      See Notes to Financial Statements

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
COMMODITY CHEMICALS--0.5%

Lyondell Chemical Co. 8%, 9/15/14 .............  $       160  $       164,400
Lyondell Chemical Co. 8.25%, 9/15/16 ..........          515          533,025
                                                              ---------------
                                                                      697,425
                                                              ---------------

COMMUNICATIONS EQUIPMENT--1.1%
Dycom Industries, Inc. 8.125%, 10/15/15(i) ....        1,480        1,539,200

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Trinity Industries, Inc. 6.50%, 3/15/14 .......          250          246,563

CONSUMER FINANCE--5.0%
Ford Motor Credit Co. 7%, 10/1/13(i) ..........        1,200        1,115,548

General Motors Acceptance Corp. 5.625%,
5/15/09 .......................................        1,000          981,154

GMAC LLC 6.15%, 4/5/07(i) .....................        1,500        1,498,648
GMAC LLC 7.25%, 3/2/11 ........................        1,000        1,019,805
GMAC LLC 6.75%, 12/1/14(i) ....................          750          744,719
Residential Capital Corp. 6.875%, 6/30/15(i) ..        1,550        1,622,283
                                                              ---------------
                                                                    6,982,157
                                                              ---------------

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
SunGard Data Systems, Inc. 9.125%, 8/15/13 ....          325          338,813
SunGard Data Systems, Inc. 10.25%, 8/15/15(i) .        1,130        1,189,325
                                                              ---------------
                                                                    1,528,138
                                                              ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.1%
FTI Consulting, Inc. 144A 7.75%, 10/1/16(b) ...          565          580,537
West Corp. 144A 9.50%, 10/15/14(b) ............        1,000        1,002,500
                                                              ---------------
                                                                    1,583,037
                                                              ---------------

ELECTRIC UTILITIES--1.1%
Reliant Energy, Inc. 9.25%, 7/15/10 ...........          700          728,000
Reliant Energy, Inc. 9.50%, 7/15/13(i) ........          750          789,375
                                                              ---------------
                                                                    1,517,375
                                                              ---------------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.1%
IMC Global, Inc. 10.875%, 8/1/13(i) ...........        1,000        1,143,750
Terra Capital, Inc. 12.875%, 10/15/08 .........           90          101,025

Tronox Worldwide LLC/Tronox Finance Corp. .....
9.50%, 12/1/12(i) .............................        1,560        1,618,500
                                                              ---------------
                                                                    2,863,275
                                                              ---------------

FOOD RETAIL--2.1%
Stater Bros. Holdings, Inc. 8.89%, 6/15/10(c) .        1,280        1,292,800
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 ...        1,580        1,599,750
                                                              ---------------
                                                                    2,892,550
                                                              ---------------

HEALTH CARE FACILITIES--0.8%
US Oncology Holdings, Inc. 10.675%,
3/15/15(c)(i) .................................          385          395,588
US Oncology, Inc. 9%, 8/15/12(i) ..............          650          676,812
                                                              ---------------
                                                                    1,072,400
                                                              ---------------

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
HEALTH CARE SERVICES--1.0%
Omnicare, Inc. 6.875%, 12/15/15(i) ............     $  1,465  $     1,443,025

HOMEBUILDING--2.6%
Meritage Homes Corp. 7%, 5/1/14(i) ............        2,355        2,237,250

Technical Olympic USA, Inc. 144A 8.25%,
4/1/11(b)(i) ..................................        1,480        1,406,000
                                                              ---------------
                                                                    3,643,250
                                                              ---------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.0%
Calpine Corp. 144A 8.75%, 7/15/13(b)(e)(f)(g) .        2,320        2,436,000
TXU Corp. Series P 5.55%, 11/15/14(i) .........          300          287,331
                                                              ---------------
                                                                    2,723,331
                                                              ---------------

INTEGRATED TELECOMMUNICATION SERVICES--6.0%
Hughes Network Systems LLC/Hughes Network
Systems Finance Corp. 144A 9.50%, 4/15/14(b) ..        1,790        1,861,600

Qwest Communications International, Inc. 8.905%,
2/15/09(c) ....................................        1,000        1,021,250

Qwest Communications International, Inc.
Series B 7.50%, 2/15/14(i) ....................        1,500        1,537,500

Qwest Corp. 7.875%, 9/1/11 ....................          500          531,875
Qwest Corp. 8.875%, 3/15/12 ...................        1,000        1,105,000
Telcordia Technologies, Inc. 144A 10%,
3/15/13 (b) ...................................        2,155        1,637,800
Windstream Corp. 144A 8.125%, 8/1/13(b)(i) ....          380          407,550
Windstream Corp. 144A 8.625%, 8/1/16(b)(i) ....          190          205,912
                                                              ---------------
                                                                    8,308,487
                                                              ---------------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13(i) ....          450          464,625

LIFE & HEALTH INSURANCE--0.8%
UnumProvident Finance Co. plc 144A 6.85%,
11/15/15(b) ...................................        1,035        1,085,855

METAL & GLASS CONTAINERS--3.4%
AEP Industries, Inc. 7.875%, 3/15/13(i) .......        1,685        1,710,275

Owens-Brockway Glass Container, Inc. 8.875%,
2/15/09 .......................................        2,910        2,997,300
                                                              ---------------
                                                                    4,707,575
                                                              ---------------

MOVIES & ENTERTAINMENT--1.8%
WMG Holdings Corp. 0%, 12/15/14(c)(i) .........        3,315        2,552,550

OFFICE ELECTRONICS--1.1%
Xerox Corp. 6.75%, 2/1/17 .....................        1,535        1,569,537

OIL & GAS EQUIPMENT & SERVICES--0.8%
Gulfmark Offshore, Inc. 7.75%, 7/15/14(i) .....        1,065        1,075,650


                        See Notes to Financial Statements                     51

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
Chesapeake Energy Corp. 6.625%, 1/15/16 .......     $  2,635  $     2,592,181

OIL & GAS REFINING & MARKETING--2.2%
Giant Industries, Inc. 8%, 5/15/14 ............        2,760        3,001,500

OIL & GAS STORAGE & TRANSPORTATION--4.3%
Atlas Pipeline Partners LP 8.125%, 12/15/15 ...          605          620,125

Ferrellgas Escrow LLC/ Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 ....................          875          857,500

Holly Energy Partners LP 6.25%, 3/1/15 ........          925          867,187
Inergy LP/Inergy Finance Corp. 8.25%, 3/1/16 ..          595          620,288

Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 6.25%, 9/15/15 ..................           70           69,213

Pacific Energy Partners LP/Pacific Energy
Finance Corp. 7.125%, 6/15/14 .................          625          635,156

SemGroup LP 144A 8.75%, 11/15/15(b) ...........        2,205        2,232,562
                                                              ---------------
                                                                    5,902,031
                                                              ---------------

PACKAGED FOODS & MEATS--1.1%
Pilgrim's Pride Corp. 9.625%, 9/15/11 .........        1,395        1,468,238

PAPER PACKAGING--0.9%
Caraustar Industries, Inc. 7.375%, 6/1/09(i) ..        1,285        1,236,813

PAPER PRODUCTS--2.0%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b) ..        1,875        1,959,375

Verso Paper Holdings LLC & Verso Paper, Inc. ..
144A 9.239%, 8/1/14(b)(c)(i) ..................          755          766,325
                                                              ---------------
                                                                    2,725,700
                                                              ---------------

PRECIOUS METALS & MINERALS--0.6%
PNA Group, Inc. 144A 10.75%, 9/1/16(b) ........          780          807,300

PUBLISHING--1.8%
Donnelley (R.H.) Corp. Series A-1 6.875%,
1/15/13 .......................................          180          170,325

Donnelley (R.H.) Corp. Series A-2 6.875%,
1/15/13 .......................................          370          350,113

Primedia, Inc. 8.875%, 5/15/11(i) .............          970          967,575
Primedia, Inc. 8%, 5/15/13 ....................        1,055          989,062
                                                              ---------------
                                                                    2,477,075
                                                              ---------------

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15 ..............          500          516,712

SPECIALIZED REIT'S--1.7%
Felcor Lodging LP 144A 7.284%, 12/1/11(b)(c) ..          900          897,750

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------  ---------------
SPECIALIZED REIT'S--CONTINUED
Host Hotels & Resorts LP 144A 6.875%,
11/1/14(b) ....................................  $       265  $       267,319

Ventas Realty LP/Ventas Capital Corp. 6.75%,
4/1/17 ........................................        1,220        1,235,250
                                                              ---------------
                                                                    2,400,319
                                                              ---------------

STEEL--1.3%
Gibraltar Industries, Inc. Series B 8%, 12/1/15        1,795        1,786,025

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Capital Trust VI 7.908%, 6/13/36 ....          545          598,563

TIRES & RUBBER--1.1%
Goodyear Tire & Rubber Co. (The) 9%, 7/1/15(i)         1,475        1,498,969

TOBACCO--1.9%
Reynolds American, Inc. 144A 6.50%, 7/15/10(b)           415          423,108
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)         1,600        1,670,506
Reynolds American, Inc. 144A 7.625%, 6/1/16(b)           500          533,388
                                                              ---------------
                                                                    2,627,002
                                                              ---------------

TRADING COMPANIES & DISTRIBUTORS--0.9%
Ashtead Capital, Inc. 144A 9%, 8/15/16(b) .....          485          512,888

H&E Equipment Services, Inc. 144A 8.375%,
7/15/16(b) ....................................          740          767,750
                                                              ---------------
                                                                    1,280,638
                                                              ---------------
TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc. 144A 7.75%, 5/15/16(b)(i) ................        2,215        2,170,700
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $106,261,378)                                    108,335,726
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--11.3%

BERMUDA--1.9%
Intelsat Bermuda Ltd. 144A 9.25%, 6/15/16(b) ..          295          316,387

Intelsat Subsidiary Holding Co. Ltd. 8.625%,
1/15/15(i) ....................................        2,250        2,345,625
                                                              ---------------
                                                                    2,662,012
                                                              ---------------

CANADA--6.6%
Cascades, Inc. 7.25%, 2/15/13(i) ..............        1,930        1,901,050
CHC Helicopter Corp. 7.375%, 5/1/14 ...........        2,000        1,920,000
Domtar, Inc. 7.125%, 8/15/15(i) ...............        1,240        1,190,400

Jean Coutu Group (PJC), Inc. (The) 7.625%,
8/1/12 ........................................          915          965,325

Norampac, Inc. 6.75%, 6/1/13(i) ...............          955          923,963


52                      See Notes to Financial Statements

Phoenix High Yield Fund

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
CANADA--CONTINUED
North American Energy Partners, Inc. 8.75%,
12/1/11 .......................................     $    820  $       815,900

Stratos Global Corp. 144A 9.875%, 2/15/13(b) ..        1,593        1,441,212
                                                              ---------------
                                                                    9,157,850
                                                              ---------------

CHINA--0.7%
NXP BV/NXP Funding LLC 144A 7.875%,
10/15/14(b) ...................................          580          591,600

NXP BV/NXP Funding LLC 144A 9.50%,
10/15/15(b)(i) ................................          390          395,362
                                                              ---------------
                                                                      986,962
                                                              ---------------

POLAND--0.1%
Poland Telecom Finance BV Series B 14%,
12/1/07(e)(f)(g) ..............................        4,942           61,770

UNITED KINGDOM--2.0%
Ineos Group Holdings plc 144A 8.50%,
2/15/16(b) ....................................        1,575        1,523,813

NTL Cable plc 9.125%, 8/15/16 .................        1,213        1,280,703
                                                              ---------------
                                                                    2,804,516
                                                              ---------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,516,865)                                      15,673,110
-----------------------------------------------------------------------------

LOAN AGREEMENTS(c)--0.4%

PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. Tranche C 7.77%, 12/23/13          500          506,250
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $500,000)                                            506,250
-----------------------------------------------------------------------------

                                                    SHARES         VALUE
                                                 -----------  ---------------
DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(e)(g)                                  76  $             0
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                  0
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.9%
(IDENTIFIED COST $127,636,124)                                    124,515,086
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--27.4%

MONEY MARKET MUTUAL FUNDS--19.2%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(h) ..........   26,632,210       26,632,210

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------  ---------------
FEDERAL AGENCY SECURITIES(j)--7.8%
FHLB 4.98%, 11/1/06 ...........................     $  4,300        4,300,000
FHLMC 5.075%, 11/14/06 ........................        6,500        6,488,088
                                                              ---------------
                                                                   10,788,088
                                                              ---------------

REPURCHASE AGREEMENTS--0.4%
State Bank and Trust Co. repurchase agreement
1.50% dated 10/31/06, due 11/1/06
repurchase price $579,024, collateralized
by U.S. Treasury Note 5.125%, 6/30/11
market value $595,125 .........................          579          579,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $37,999,298)                                      37,999,298
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--117.3%
(IDENTIFIED COST $165,635,422)                                    162,514,384(a)

Other assets and liabilities, net--(17.3)%                        (23,925,862)
                                                              ---------------
NET ASSETS--100.0%                                            $   138,588,522
                                                              ===============

(a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,045,135 and gross depreciation of $6,490,288 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $165,959,537.
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $34,802,922 or 25.1% of net assets.
(c)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e)Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2006, these securities amounted to a value of $62,803 or 0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f)Security in default.
(g)Non-income producing.
(h)Represents security purchased with cash collateral received for securities on loan.
(i)All or a portion of security is on loan.
(j)The rate shown is the discount rate.
(k)Illiquid security. At October 31, 2006, this security amounted to a value of $474,594 or 0.3% of net assets.


                        See Notes to Financial Statements                     53

Phoenix High Yield Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value,
   including $26,084,380 of securities on loan
   (Identified cost $165,635,422)                              $  162,514,384
Receivables
   Interest                                                         2,355,534
   Investment securities sold                                       1,878,101
   Fund shares sold                                                    42,560
Trustee retainer                                                          454
Prepaid expenses                                                       18,723
                                                               --------------
      Total assets                                                166,809,756
                                                               --------------
LIABILITIES
Cash overdraft                                                        249,899
Payables
   Investment securities purchased                                    879,428
   Fund shares repurchased                                            236,374
   Upon return of securities loaned                                26,632,210
   Investment advisory fee                                             76,501
   Transfer agent fee                                                  52,803
   Distribution and service fees                                       33,240
   Administration fee                                                  10,254
   Other accrued expenses                                              50,525
                                                               --------------
      Total liabilities                                            28,221,234
                                                               --------------
NET ASSETS                                                     $  138,588,522
                                                               ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $  366,598,204
Distributions in excess of net investment income                      (43,031)
Accumulated net realized loss                                    (224,845,595)
Net unrealized depreciation                                        (3,121,056)
                                                               --------------
NET ASSETS                                                     $  138,588,522
                                                               ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $132,407,959)               26,941,451
Net asset value per share                                      $         4.91
Offering price per share $4.91/(1-4.75%)                       $         5.15

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,595,089)                    948,578
Net asset value and offering price per share                   $         4.84

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,585,474)                    325,598
Net asset value and offering price per share                   $         4.87

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                       $   11,133,510
Security lending                                                       42,957
Dividends                                                              22,383
                                                               --------------
      Total investment income                                      11,198,850
                                                               --------------
EXPENSES
Investment advisory fee                                               956,290
Service fees, Class A                                                 349,957
Distribution and service fees, Class B                                 57,169
Distribution and service fees, Class C                                 14,220
Financial agent fee                                                    73,054
Administration fee                                                     42,908
Transfer agent                                                        374,158
Printing                                                               49,562
Professional                                                           36,072
Registration                                                           34,118
Trustees                                                               27,200
Custodian                                                              24,275
Miscellaneous                                                          31,501
                                                               --------------
      Total expenses                                                2,070,484
Custodian fees paid indirectly                                         (6,216)
                                                               --------------
      Net expenses                                                  2,064,268
                                                               --------------
NET INVESTMENT INCOME (LOSS)                                        9,134,582
                                                               --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                               666,464
Net realized gain (loss) on foreign currency transactions              (2,071)
Net change in unrealized appreciation (depreciation) on
   investments                                                      1,025,751
Net change in unrealized appreciation (depreciation) on
   foreign currency translations                                       17,430
                                                               --------------
NET GAIN (LOSS) ON INVESTMENTS                                      1,707,574
                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $   10,842,156
                                                               ==============


54                      See Notes to Financial Statements

Phoenix High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended          Year Ended
                                                                                    October 31, 2006    October 31, 2005
                                                                                    ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                     $      9,134,582    $     10,812,637
   Net realized gain (loss)                                                                  664,393             948,254
   Net change in unrealized appreciation (depreciation)                                    1,043,181          (7,443,295)
                                                                                    ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            10,842,156           4,317,596
                                                                                    ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (9,233,972)        (11,169,918)
   Net investment income, Class B                                                           (333,717)           (719,484)
   Net investment income, Class C                                                            (83,629)           (120,299)
                                                                                    ----------------    ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (9,651,318)        (12,009,701)
                                                                                    ----------------    ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (2,756,455 and 2,706,666 shares, respectively)           13,447,314          13,593,385
   Net asset value of shares issued from reinvestment of distributions
     (1,201,891 and 1,330,436 shares, respectively)                                        5,866,263           6,685,613
   Cost of shares repurchased (6,554,649 and 8,652,918 shares, respectively)             (32,086,835)        (43,621,751)
                                                                                    ----------------    ----------------
Total                                                                                    (12,773,258)        (23,342,753)
                                                                                    ----------------    ----------------
CLASS B
   Proceeds from sales of shares (210,981 and 119,755 shares, respectively)                1,013,853             592,200
   Net asset value of shares issued from reinvestment of distributions
     (32,524 and 58,744 shares, respectively)                                                156,689             291,835
   Cost of shares repurchased (914,189 and 1,446,762 shares, respectively)                (4,422,149)         (7,192,367)
                                                                                    ----------------    ----------------
   Total                                                                                  (3,251,607)         (6,308,332)
                                                                                    ----------------    ----------------
CLASS C
   Proceeds from sales of shares (124,665 and 124,806 shares, respectively)                  604,072             628,234
   Net asset value of shares issued from reinvestment of distributions
     (10,332 and 12,407 shares, respectively)                                                 49,973              61,829
   Cost of shares repurchased (173,042 and 165,947 shares, respectively)                    (840,736)           (828,255)
                                                                                    ----------------    ----------------
Total                                                                                       (186,691)           (138,192)
                                                                                    ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             (16,211,556)        (29,789,277)
                                                                                    ----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 (15,020,718)        (37,481,382)

NET ASSETS
   Beginning of period                                                                   153,609,240         191,090,622
                                                                                    ----------------    ----------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(43,031) AND $0, RESPECTIVELY)         $    138,588,522    $    153,609,240
                                                                                    ================    ================


                        See Notes to Financial Statements                     55

Phoenix High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS A
                                                --------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004       2003(5)   2002(2)(4)
Net asset value, beginning of period            $   4.88    $   5.11    $   5.02    $   4.51    $   5.19
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.31        0.31        0.33        0.35        0.45
   Net realized and unrealized gain (loss)          0.05       (0.19)       0.11        0.54       (0.65)
                                                --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS               0.36        0.12        0.44        0.89       (0.20)
                                                --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.33)      (0.35)      (0.35)      (0.38)      (0.45)
   Tax return of capital                              --          --          --          --       (0.03)
                                                --------    --------    --------    --------    --------
     TOTAL DISTRIBUTIONS                           (0.33)      (0.35)      (0.35)      (0.38)      (0.48)
                                                --------    --------    --------    --------    --------
Change in net asset value                           0.03       (0.23)       0.09        0.51       (0.68)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $   4.91    $   4.88    $   5.11    $   5.02    $   4.51
                                                ========    ========    ========    ========    ========
Total return(1)                                     7.52%       2.37%       8.85%      20.54%      (4.33)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $132,408    $144,060    $174,527    $192,428    $183,028
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.37%       1.36%       1.32%       1.32%       1.33%(3)
   Net investment income (loss)                     6.25%       6.23%       6.57%       7.17%       9.06%
Portfolio turnover                                   161%         59%         99%        176%        114%

                                                                        CLASS B
                                                --------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004       2003(6)   2002(4)(6)
Net asset value, beginning of period            $   4.81    $   5.05    $   4.96    $   4.47    $   5.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.26        0.27        0.29        0.31        0.41
   Net realized and unrealized gain (loss)          0.06       (0.20)       0.11        0.52       (0.64)
                                                --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS               0.32        0.07        0.40        0.83       (0.23)
                                                --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.29)      (0.31)      (0.31)      (0.34)      (0.41)
   Tax return of capital                              --          --          --          --       (0.03)
                                                --------    --------    --------    --------    --------
     TOTAL DISTRIBUTIONS                           (0.29)      (0.31)      (0.31)      (0.34)      (0.44)
                                                --------    --------    --------    --------    --------
Change in net asset value                           0.03       (0.24)       0.09        0.49       (0.67)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $   4.84    $   4.81    $   5.05    $   4.96    $   4.47
                                                ========    ========    ========    ========    ========
Total return(1)                                     6.83%       1.46%       8.18%      19.39%      (4.88)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $  4,595    $  7,791    $ 14,574    $ 22,499    $ 22,074
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.12%       2.11%       2.07%       2.07%       2.08%(3)
   Net investment income (loss)                     5.46%       5.47%       5.90%       6.43%       8.32%
Portfolio turnover                                   161%         59%         99%        176%        114%

(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)For the period ended October 31, 2002, the ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4)As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B, respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A. There was no effect on net investment income (loss) per share for Class B.
(5)In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01 and $0.01 for the periods ending October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.30% and 0.24% for the periods ending October 31, 2003 and 2002, respectively.
(6)In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01 and $0.02 for the periods ending October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.30% and 0.24% for the periods ending October 31, 2003 and 2002, respectively.


56                      See Notes to Financial Statements

Phoenix High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS C
                                                --------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004       2003(5)   2002(4)(5)
Net asset value, beginning of period            $   4.84    $   5.07    $   4.99    $   4.49    $   5.16
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.27        0.27        0.29        0.31        0.41
   Net realized and unrealized gain (loss)          0.05       (0.19)       0.10        0.53       (0.64)
                                                --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS               0.32        0.08        0.39        0.84       (0.23)
                                                --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.29)      (0.31)      (0.31)      (0.34)      (0.41)
   Tax return of capital                              --          --          --          --       (0.03)
                                                --------    --------    --------    --------    --------
     TOTAL DISTRIBUTIONS                           (0.29)      (0.31)      (0.31)      (0.34)      (0.44)
                                                --------    --------    --------    --------    --------
Change in net asset value                           0.03       (0.23)       0.08        0.50       (0.67)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $   4.87    $   4.84    $   5.07    $   4.99    $   4.49
                                                ========    ========    ========    ========    ========
Total return(1)                                     6.80%       1.66%       8.14%      19.30%      (4.88)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $  1,585    $  1,758    $  1,990    $  2,877    $  1,921

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.12%       2.11%       2.07%       2.07%       2.08%(3)
   Net investment income                            5.48%       5.48%       5.87%       6.43%       8.28%
Portfolio turnover                                   161%         59%         99%        176%        114%

(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)For the periods ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4)As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
   (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65).
(5)In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.30% and 0.24% for the periods ended October 31, 2003 and 2002, respectively.


                        See Notes to Financial Statements                     57

PHOENIX MID-CAP GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

ON JUNE 28, 2006, HARRIS INVESTMENT MANAGEMENT REPLACED ENGEMANN ASSET MANAGEMENT AS SUBADVISER FOR THE PHOENIX MID-CAP GROWTH FUND. IN THE FOLLOWING COMMENTARY, HARRIS PORTFOLIO MANAGEMENT DISCUSSES THE FUND'S PERFORMANCE SINCE TAKING OVER MANAGEMENT.

Q: HOW DID THE PHOENIX MID-CAP GROWTH FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2006?

A: For the period of November 1, 2005 through June 30, 2006, the Fund's Class A shares returned 2.46%, Class B shares returned 1.94% and Class C shares returned 1.94%. For the same period, the S&P 500(R) Index, a broad-based equity Index, returned 6.63% and the Russell Midcap(R) Growth Index, the Fund's style specific index, appropriate for comparison, returned 9.31%. For the period of July 1 to fiscal year end, the Fund's Class A shares grew 3.35%, Class B shares grew 3.03% and Class C shares grew 3.11%. For the same period, the S&P 500 Index returned 9.11% and the Russell 1000 Growth Index returned 7.59%. For the Fund's fiscal year ended October 31, 2006, Class A shares returned 5.90%, Class B shares returned 5.03% and Class C shares returned 5.11%. For the same period, the S&P 500 and the Russell Midcap Growth Indexes returned 16.34% and 14.51%, respectively. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The Russell Midcap Growth Index ended up 4.8% and 7.4% for the periods July 1 through October 31, 2006, and year to date, respectively, as broad macroeconomic issues gave cause for concern. Year-over-year core inflation, albeit moderately low, rose at its highest level in more than 11 years. The yield curve's inversion, high energy prices along with government tightening lending standards translated to lower consumer (and business) confidence -- exhorting a slowdown in housing towards the end of the period, and implications on the direction of the economy. During this period, value-oriented stocks significantly outperformed growth, while larger-capitalization issues outperformed their smaller competitors.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Both sector allocation and stock selection had modestly negative effects on the portfolio's returns relative to the Russell Midcap Growth Index for the period July 1 through October 31, 2006. Stock selection was strong in consumer discretionary, where holdings in Nordstrom and Brinker International each returned over 25%. Additionally, Freescale Semiconductor advanced 33.8% following the announcement of a private equity buyout of the company. Weak stock selection in the financials sector and, in particular, the health care sector, hurt relative returns, as the Fund's holdings in Coventry Health Care, Endo Pharmaceuticals and Sierra Health Services all hampered its relative performance.

      From a sector perspective, the Fund's overweight position in industrials and its underweight position in financials contributed the most to the modest negative relative return from sector allocation, while an overweight position in the utilities sector helped relative returns.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Mid-Cap Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                                                              INCEPTION       INCEPTION
                                           1 YEAR     5 YEARS    10 YEARS    TO 10/31/06        DATE
                                           ------     -------    --------    -----------      ---------
      Class A Shares at NAV 2               5.90%       5.22%       5.60%           --               --
      Class A Shares at POP 3,4            (0.19)       3.98        4.98            --               --
      Class B Shares at NAV 2               5.03        4.45        4.81            --               --
      Class B Shares with CDSC 4            1.03        4.45        4.81            --               --
      Class C Shares at NAV 2               5.11        4.44          --         (4.81)%         1/2/01
      Class C Shares with CDSC 4            5.11        4.44          --         (4.81)          1/2/01
      S&P 500(R) Index                     16.34        7.26        8.67        Note 5           1/2/01
      Russell Midcap(R) Growth Index       14.51       10.62        8.73        Note 5           1/2/01

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
 REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2"NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY
 SALES CHARGE.
3"POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE
 MAXIMUM FRONT-END 5.75% SALES CHARGE.
4CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF
 CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (1/2/01) ARE 2.95% FOR
 THE S&P 500(R) INDEX AND 3.85% FOR THE RUSSELL MIDCAP(R) GROWTH INDEX.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Phoenix       Phoenix
                            Mid-Cap       Mid-Cap                       Russell
                             Growth        Growth                      Midcap(R)
                              Fund          Fund        S&P 500(R)       Growth
                            Class A       Class B         Index          Index
                            -------       -------       ----------     ---------

        10/31/1996          $ 9,425       $10,000        $10,000        $10,000
        10/31/1997           11,279        11,870         12,461         13,233
        10/30/1998           11,322        11,837         12,764         16,146
        10/29/1999           20,258        21,016         17,572         20,309
        10/31/2000           28,949        29,821         24,368         21,538
        10/31/2001           12,599        12,870         13,943         16,172
        10/31/2002            9,892        10,033         11,487         13,729
        10/31/2003           13,903        13,998         16,001         16,589
        10/29/2004           13,335        13,341         17,403         18,151
        10/31/2005           15,346        15,236         20,172         19,733
        10/31/2006           16,251        16,002         23,099         22,956

For information regarding the indexes, see the glossary on page 3.

Phoenix Mid-Cap Growth Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning            Ending         Expenses Paid
  Mid-Cap Growth Fund        Account Value      Account Value         During
        Class A              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $  931.50            $7.55

Hypothetical (5% return
  before expenses)              1,000.00           1,017.39             7.91

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.55%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning            Ending         Expenses Paid
  Mid-Cap Growth Fund        Account Value      Account Value         During
        Class B              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $  927.60           $11.17

Hypothetical (5% return
  before expenses)              1,000.00           1,013.56            11.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.30%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning            Ending         Expenses Paid
  Mid-Cap Growth Fund        Account Value      Account Value         During
        Class C              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00           $  928.20          $11.18

Hypothetical (5% return
  before expenses)              1,000.00            1,013.56           11.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF
 2.30%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Mid-Cap Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

         Consumer Discretionary                           16%
         Industrials                                      15
         Information Technology                           15
         Health Care                                       8
         Energy                                            8
         Financials                                        7
         Utilities                                         5
         Other                                            26

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                   SHARES          VALUE
                                                 -----------  ---------------

DOMESTIC COMMON STOCKS--93.1%

AIRLINES--0.5%
Continental Airlines, Inc. Class B(b)(d) ......       20,200  $       744,976

APPAREL RETAIL--4.0%
AnnTaylor Stores Corp.(b) .....................       59,900        2,636,798
Ross Stores, Inc.(d) ..........................       98,700        2,904,741
                                                              ---------------
                                                                    5,541,539
                                                              ---------------

APPLICATION SOFTWARE--1.6%
BEA Systems, Inc.(b) ..........................       72,200        1,174,694
Intuit, Inc.(b) ...............................       29,000        1,023,700
                                                              ---------------
                                                                    2,198,394
                                                              ---------------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Affiliated Managers Group, Inc.(b)(d) .........        7,000          700,980
Investors Financial Services Corp.(d) .........       29,000        1,140,280
                                                              ---------------
                                                                    1,841,260
                                                              ---------------

BROADCASTING & CABLE TV--3.5%
EchoStar Communications Corp. Class A(b)(d) ...       53,000        1,882,560
Liberty Global, Inc. Class A(b)(d) ............      114,500        3,004,480
                                                              ---------------
                                                                    4,887,040
                                                              ---------------

COAL & CONSUMABLE FUELS--1.6%
Foundation Coal Holdings, Inc. ................       60,200        2,209,942

COMMUNICATIONS EQUIPMENT--2.3%
Avaya, Inc.(b)(d) .............................      245,800        3,148,698

COMPUTER STORAGE & PERIPHERALS--0.5%
Lexmark International, Inc. Class A(b)(d) .....       11,400          724,926

CONSTRUCTION & ENGINEERING--1.8%
Granite Construction, Inc.(d) .................       48,900        2,547,690

                                                   SHARES          VALUE
                                                 -----------  ---------------
CONSTRUCTION MATERIALS--0.5%
Martin Marietta Materials, Inc.(d) ............        8,200  $       721,600

CONSUMER ELECTRONICS--0.5%
Harman International Industries, Inc.(d) ......        6,700          685,745

DATA PROCESSING & OUTSOURCED SERVICES--3.0%
Ceridian Corp.(b)(d) ..........................       50,400        1,187,928
Electronic Data Systems Corp.(d) ..............      117,100        2,966,143
                                                              ---------------
                                                                    4,154,071
                                                              ---------------

DEPARTMENT STORES--5.0%
Nordstrom, Inc.(d) ............................       79,800        3,778,530
Penney (J.C.) Co., Inc.(d) ....................       41,100        3,091,953
                                                              ---------------
                                                                    6,870,483
                                                              ---------------

DIVERSIFIED METALS & MINING--2.1%
Freeport-McMoRan Copper & Gold, Inc. ..........
Class B (Indonesia)(c)(d) .....................       46,900        2,836,512

ELECTRIC UTILITIES--1.1%
Allegheny Energy, Inc.(b)(d) ..................       36,200        1,557,686

ELECTRICAL COMPONENTS & EQUIPMENT--3.4%
Cooper Industries Ltd. Class A ................       30,400        2,719,280
Thomas & Betts Corp.(b)(d) ....................       39,000        2,009,670
                                                              ---------------
                                                                    4,728,950
                                                              ---------------

ENVIRONMENTAL & FACILITIES SERVICES--2.0%
Republic Services, Inc. .......................       66,800        2,739,468

FOOD RETAIL--2.2%
Kroger Co. (The)(d) ...........................      135,000        3,036,150

GAS UTILITIES--1.8%
Questar Corp.(d) ..............................       29,600        2,411,808


                        See Notes to Financial Statements                     61

Phoenix Mid-Cap Growth Fund

                                                   SHARES          VALUE
                                                 -----------  ---------------
HEALTH CARE EQUIPMENT--1.9%
Dade Behring Holdings, Inc ....................       71,400  $     2,601,102

HEALTH CARE FACILITIES--2.2%
Community Health Systems, Inc.(b)(d) ..........       14,100          457,545
Universal Health Services, Inc. Class B .......       48,400        2,562,780
                                                              ---------------
                                                                    3,020,325
                                                              ---------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Starwood Hotels & Resorts Worldwide, Inc ......       12,400          740,776

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.7%
AES Corp. (The)(b) ............................      166,400        3,659,136

INDUSTRIAL CONGLOMERATES--3.0%
Carlisle Cos., Inc.(d) ........................       10,300          862,007
Teleflex, Inc. ................................       51,700        3,215,740
                                                              ---------------
                                                                    4,077,747
                                                              ---------------

INDUSTRIAL GASES--0.9%
Airgas, Inc. ..................................       32,300        1,221,263

INDUSTRIAL MACHINERY--4.0%
Dover Corp. ...................................       61,800        2,935,500
Parker-Hannifin Corp. .........................       31,200        2,609,256
                                                              ---------------
                                                                    5,544,756
                                                              ---------------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Citizens Communications Co.(d) ................       58,900          863,474

INTERNET SOFTWARE & SERVICES--1.9%
VeriSign, Inc.(b)(d) ..........................      127,800        2,642,904

IT CONSULTING & OTHER SERVICES--1.2%
Acxiom Corp. ..................................       66,100        1,635,975

LIFE SCIENCES TOOLS & SERVICES--2.4%
Applera Corp. - Applied Biosystems Group ......       87,900        3,278,670

MANAGED HEALTH CARE--2.3%
Coventry Health Care, Inc.(b)(d) ..............       51,400        2,413,230
Sierra Health Services, Inc.(b) ...............       22,800          780,672
                                                              ---------------
                                                                    3,193,902
                                                              ---------------

MOVIES & ENTERTAINMENT--0.5%
Warner Music Group Corp.(d) ...................       26,900          697,517

OFFICE SERVICES & SUPPLIES--1.5%
Avery Dennison Corp.(d) .......................       31,700        2,001,538

OIL & GAS DRILLING--1.9%
Unit Corp.(b)(d) ..............................       55,800        2,588,562

OIL & GAS EXPLORATION & PRODUCTION--3.1%
Noble Energy, Inc. ............................       17,700          860,751
St. Mary Land & Exploration Co.(d) ............       68,900        2,569,281

                                                   SHARES          VALUE
                                                 -----------  ---------------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
W&T Offshore, Inc.(d) .........................       23,300  $       786,841
                                                              ---------------
                                                                    4,216,873
                                                              ---------------

OIL & GAS REFINING & MARKETING--1.7%
Holly Corp.(d) ................................       19,800          941,688
Sunoco, Inc.(d) ...............................       21,400        1,415,182
                                                              ---------------
                                                                    2,356,870
                                                              ---------------

PACKAGED FOODS & MEATS--0.7%
Campbell Soup Co.(d) ..........................       25,600          956,928

PHARMACEUTICALS--3.2%
Endo Pharmaceuticals Holdings, Inc.(b)(d) .....       93,300        2,662,782
Mylan Laboratories, Inc.(d) ...................       83,800        1,717,900
                                                              ---------------
                                                                    4,380,682
                                                              ---------------

PROPERTY & CASUALTY INSURANCE--3.7%
Ambac Financial Group, Inc.(d) ................       34,300        2,863,707
Berkley (W.R.) Corp.(d) .......................       59,900        2,207,914
                                                              ---------------
                                                                    5,071,621
                                                              ---------------

RESTAURANTS--2.0%
Brinker International, Inc.(d) ................       59,100        2,744,013

SEMICONDUCTORS--4.7%
Intersil Corp. Class A(d) .....................       27,000          633,150
Micron Technology, Inc.(b) ....................      186,200        2,690,590
National Semiconductor Corp.(d) ...............      132,600        3,220,854
                                                              ---------------
                                                                    6,544,594
                                                              ---------------

SOFT DRINKS--2.2%
Pepsi Bottling Group, Inc. (The) ..............       94,300        2,981,766

SPECIALIZED REIT'S--0.6%
Public Storage, Inc. ..........................        9,000          807,390

SPECIALTY STORES--2.9%
Barnes & Noble, Inc. ..........................       22,800          941,868
Office Depot, Inc.(b) .........................       72,100        3,027,479
                                                              ---------------
                                                                    3,969,347
                                                              ---------------

STEEL--1.1%
Nucor Corp.(d) ................................       26,500        1,547,865

TRUCKING--0.3%
Swift Transportation Co., Inc.(b)(d) ..........       16,400          412,460

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Telephone and Data Systems, Inc. ..............       18,900          923,265
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $120,233,560)                                    128,268,259
-----------------------------------------------------------------------------


62                      See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                                                   SHARES          VALUE
                                                 -----------  ---------------
FOREIGN COMMON STOCKS(c)--5.5%

INDUSTRIAL MACHINERY--1.7%
Ingersoll-Rand Co. Ltd. Class A (United States)       63,300  $     2,323,743

IT CONSULTING & OTHER SERVICES--2.3%
Accenture Ltd. Class A (United States)(d) .....       95,300        3,136,323

OIL & GAS DRILLING--0.9%
Nabors Industries Ltd. (United States)(b)(d) ..       42,300        1,306,224

PHARMACEUTICALS--0.6%
Shire Pharmaceuticals Group plc ADR
(United Kingdom)(d) ...........................       14,900          817,265
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,220,760)                                        7,583,555
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $127,454,320)                                    135,851,814
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--21.2%

MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Plus
(5.32% seven day effective yield)(e) ..........   26,872,593       26,872,593

                                                  PAR VALUE
                                                    (000)
                                                 -----------
COMMERCIAL PAPER(f)--1.7%
UBS Finance Delaware LLC 5.28%, 11/1/06          $     2,290        2,290,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $29,162,593)                                      29,162,593
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--119.8%
(IDENTIFIED COST $156,616,913)                                    165,014,407(a)
Other assets and liabilities, net--(19.8)%                        (27,223,206)
                                                              ---------------
NET ASSETS--100.0%                                            $   137,791,201
                                                              ===============

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,766,546 and gross depreciation of $3,058,893 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $157,306,754.
(b)Non-income producing.
(c)A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)All or a portion of security is on loan.
(e)Represents security purchased with cash collateral received for securities on loan.
(f)The rate shown is the discount rate.


                        See Notes to Financial Statements                     63

Phoenix Mid-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value,
   including $26,199,518 of securities on loan
   (Identified cost $156,616,913)                                 $ 165,014,407
Cash                                                                      1,319
Receivables
   Dividends                                                             83,235
   Fund shares sold                                                      53,844
Trustee retainer                                                            447
Prepaid expenses                                                         18,699
                                                                  -------------
     Total assets                                                   165,171,951
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                              268,340
   Upon return of securities loaned                                  26,872,593
   Investment advisory fee                                               98,004
   Transfer agent fee                                                    52,975
   Distribution and service fees                                         36,081
   Professional fee                                                      26,771
   Administration fee                                                    10,178
   Other accrued expenses                                                15,808
                                                                  -------------
     Total liabilities                                               27,380,750
                                                                  -------------
NET ASSETS                                                        $ 137,791,201
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 190,595,876
Accumulated net realized loss                                       (61,202,169)
Net unrealized appreciation                                           8,397,494
                                                                  -------------
NET ASSETS                                                        $ 137,791,201
                                                                  =============
CLASS A
Shares of beneficial interest outstanding, no
   par value, unlimited authorization
   (Net Assets $127,159,511)                                          7,787,567
Net asset value per share                                         $       16.33
Offering price per share $16.33/(1-5.75%)                         $       17.33

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,101,859)                     691,280
Net asset value and offering price per share                      $       14.61

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $529,831)                         36,298
Net asset value and offering price per share                      $       14.60

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31,2006

INVESTMENT INCOME
Dividends                                                         $   1,329,930
Interest                                                                141,237
Security lending                                                         91,504
Foreign taxes withheld                                                   (6,550)
                                                                  -------------
     Total investment income                                          1,556,121
                                                                  -------------
EXPENSES
Investment advisory fee                                               1,269,458
Service fees, Class A                                                   350,996
Distribution and service fees, Class B                                  115,156
Distribution and service fees, Class C                                    5,184
Financial agent fee                                                      76,427
Administration fee                                                       42,604
Transfer agent                                                          365,220
Printing                                                                 46,744
Registration                                                             35,342
Professional                                                             29,203
Trustees                                                                 27,497
Custodian                                                                21,278
Miscellaneous                                                            25,106
                                                                  -------------
     Total expenses                                                   2,410,215
Custodian fees paid indirectly                                             (759)
                                                                  -------------
     Net expenses                                                     2,409,456
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                           (853,335)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS

Net realized gain (loss) on investments                              27,730,188

Net change in unrealized appreciation (depreciation) on
   investments                                                      (17,674,814)
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       10,055,374
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $   9,202,039
                                                                  =============


64                      See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended          Year Ended
                                                                                              October 31, 2006    October 31, 2005
                                                                                              ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $       (853,335)   $     (1,898,521)
   Net realized gain (loss)                                                                         27,730,188          29,668,069
   Net change in unrealized appreciation (depreciation)                                            (17,674,814)         (2,644,277)
                                                                                              ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       9,202,039          25,125,271
                                                                                              ----------------    ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (412,890 and 505,860 shares, respectively)                          6,816,848           7,504,659
   Cost of shares repurchased (1,877,103 and 3,656,746 shares, respectively)                       (30,747,652)        (54,123,927)
                                                                                              ----------------    ----------------
Total                                                                                              (23,930,804)        (46,619,268)
                                                                                              ----------------    ----------------
CLASS B
   Proceeds from sales of shares (99,289 and 90,541 shares, respectively)                            1,437,876           1,231,856
   Cost of shares repurchased (326,804 and 448,823 shares, respectively)                            (4,855,256)         (6,054,049)
                                                                                              ----------------    ----------------
Total                                                                                               (3,417,380)         (4,822,193)
                                                                                              ----------------    ----------------
CLASS C
   Proceeds from sales of shares (15,569 and 6,828 shares, respectively)                               230,587              93,431
   Cost of shares repurchased (9,399 and 5,494 shares, respectively)                                  (138,490)            (74,781)
                                                                                              ----------------    ----------------
Total                                                                                                   92,097              18,650
                                                                                              ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       (27,256,087)        (51,422,811)
                                                                                              ----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           (18,054,048)        (26,297,540)

NET ASSETS
   Beginning of period                                                                             155,845,249         182,142,789
                                                                                              ----------------    ----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY)   $    137,791,201    $    155,845,249
                                                                                              ================    ================


                       See Notes to Financial Statements                      65

Phoenix Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                     CLASS A
                                             --------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------
                                               2006        2005        2004        2003       2002(3)
Net asset value, beginning of period         $  15.42    $  13.40    $  13.97    $   9.94    $  12.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.08)      (0.16)      (0.17)      (0.14)      (0.15)
   Net realized and unrealized gain (loss)       0.99        2.18       (0.40)       4.17       (2.57)
                                             --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS            0.91        2.02       (0.57)       4.03       (2.72)
                                             --------    --------    --------    --------    --------
Change in net asset value                        0.91        2.02       (0.57)       4.03       (2.72)
                                             --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  16.33    $  15.42    $  13.40    $  13.97    $   9.94
                                             ========    ========    ========    ========    ========
Total return(1)                                  5.90%      15.07%      (4.08)%     40.54%     (21.49)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $127,160    $142,651    $166,244    $198,602    $159,767

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.52%       1.53%       1.50%       1.56%       1.51%
   Net investment income (loss)                 (0.50)%     (1.06)%     (1.22)%     (1.24)%     (1.22)%
Portfolio turnover                                124%         46%        181%        175%        172%

                                                                     CLASS B
                                             --------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------
                                               2006        2005        2004        2003       2002(3)
Net asset value, beginning of period         $  13.91    $  12.18    $  12.78    $   9.16    $  11.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.18)      (0.25)      (0.25)      (0.20)      (0.23)
   Net realized and unrealized gain (loss)       0.88        1.98       (0.35)       3.82       (2.36)
                                             --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS            0.70        1.73       (0.60)       3.62       (2.59)
                                             --------    --------    --------    --------    --------
Change in net asset value                        0.70        1.73       (0.60)       3.62       (2.59)
                                             --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  14.61    $  13.91    $  12.18    $  12.78    $   9.16
                                             ========    ========    ========    ========    ========
Total return(1)                                  5.03%      14.20%      (4.69)%     39.52%     (22.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $ 10,102    $ 12,776    $ 15,549    $ 20,497    $ 18,470

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.27%       2.28%       2.24%       2.31%       2.26%
   Net investment income (loss)                 (1.24)%     (1.81)%     (1.97)%     (1.99)%     (1.98)%
Portfolio turnover                                124%         46%        181%        175%        172%

(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from (1.97)% to (1.98)% for Class B. There was no effect on the ratio of net investment income for Class A and on net investment income (loss) per share and net realized and unrealized gain
   (loss) per share for Class A or B.


66                      See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                     CLASS C
                                             --------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------
                                               2006        2005        2004        2003       2002(3)
Net asset value, beginning of period         $  13.89    $  12.16    $  12.77    $   9.16    $  11.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)              (0.19)      (0.25)      (0.24)      (0.21)      (0.22)
   Net realized and unrealized gain (loss)       0.90        1.98       (0.37)       3.82       (2.37)
                                             --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS            0.71        1.73       (0.61)       3.61       (2.59)
                                             --------    --------    --------    --------    --------
Change in net asset value                        0.71        1.73       (0.61)       3.61       (2.59)
                                             --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  14.60    $  13.89    $  12.16    $  12.77    $   9.16
                                             ========    ========    ========    ========    ========
Total return(1)                                  5.11%      14.23%      (4.78)%     39.41%     (22.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $    530    $    418    $    350    $    508    $    323

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.27%       2.28%       2.24%       2.30%       2.27%
   Net investment income (loss)                 (1.29)%     (1.81)%     (1.97)%     (1.99)%     (1.98)%
Portfolio turnover                                124%         46%        181%        175%        172%

(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no effect on net investment income (loss) per share, net realized and unrealized gain
   (loss) per share or the ratio of net investment income to average net assets for Class C.


                        See Notes to Financial Statements                     67

PHOENIX MONEY MARKET FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Money Market Fund, you incur two types of costs: (1) transaction costs; and
(2) ongoing costs, including investment advisory fees; and other expenses. Class A share are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                 Beginning           Ending        Expenses Paid
     Money Market Fund         Account Value     Account Value        During
          Class A              April 30, 2006   October 31, 2006      Period*
----------------------------   --------------   ----------------   -------------
Actual                            $1,000.00        $1,022.30           $4.18

Hypothetical (5% return
  before expenses)                 1,000.00         1,021.11            4.19

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF
 0.82%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY EXPENSES WERE THE NUMBER OF DAYS (184) ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE- HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Money Market Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

          Commercial Paper                                 75%
          Federal Agency Securities                        13
          Medium Term Notes                                10
          Variable Money Market Certificates                2

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

 FACE
VALUE                                         INTEREST   MATURITY
(000)      DESCRIPTION                          RATE       DATE        VALUE
------     -----------                        --------   --------   ------------
FEDERAL AGENCY SECURITIES(d)--10.7%
$1,500   FNMA .............................       2.63%  11/15/06   $  1,498,531
 1,000   FHLB(c) ..........................       4.38   11/28/06        999,303
 2,000   FHLB(c) ..........................       3.50   12/29/06      1,996,141
   785   FHLB .............................       3.45    1/10/07        782,106
 1,440   FNMA .............................       3.31    1/26/07      1,433,323
   505   FHLB .............................       2.63    2/16/07        500,999
 2,000   FHLB(c) ..........................       5.29    6/14/07      2,000,000
 1,500   FHLB(c) ..........................       5.29    7/30/07      1,474,656
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                       10,685,059
--------------------------------------------------------------------------------

                                                           RESET
                                                           DATE
                                                         ---------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--2.6%
    28   SBA (Final Maturity 1/25/21) .....       5.75    11/1/06         28,265
   343   SBA (Final Maturity 3/25/24) .....       5.63    11/1/06        318,404
   531   SBA (Final Maturity 10/25/22) ....       5.75     1/1/07        530,777
   505   SBA (Final Maturity 11/25/21) ....       5.88     1/1/07        504,627
   230   SBA (Final Maturity 2/25/23) .....       5.75     1/1/07        229,915
   302   SBA (Final Maturity 2/25/23) .....       5.75     1/1/07        301,913
   121   SBA (Final Maturity 5/25/21) .....       5.75     1/1/07        120,403
   482   SBA (Final Maturity 9/25/23) .....       5.63     1/1/07        481,729
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                              2,516,033
--------------------------------------------------------------------------------

VARIABLE MONEY MARKET CERTIFICATES(c)--2.1%
 2,100   Bank of America Corp.
         (Final Maturity 11/17/06) ........       5.27   11/17/06      2,100,000
--------------------------------------------------------------------------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES                               2,100,000
--------------------------------------------------------------------------------

 FACE
VALUE                                         DISCOUNT   MATURITY
(000)      DESCRIPTION                          RATE       DATE        VALUE
------     -----------                        --------   --------   ------------
COMMERCIAL PAPER--74.4%
$1,735   ABN-AMRO NA Finance, Inc. ........       5.25%   11/6/06   $  1,733,735
 2,035   ABN-AMRO NA Finance, Inc. ........       5.25   11/24/06      2,028,174
 1,200   ABN-AMRO NA Finance, Inc. ........       5.25   11/28/06      1,195,275
 1,275   CAFCO LLC ........................       5.26   11/30/06      1,269,598
 1,482   CAFCO LLC ........................       5.25    12/1/06      1,475,516
 1,325   CAFCO LLC ........................       5.26    12/5/06      1,318,418
 3,080   Cargill, Inc. ....................       5.23    11/8/06      3,076,868
 1,615   Cargill, Inc. ....................       5.26   11/10/06      1,612,876
   320   Ciesco LLC .......................       5.25   11/21/06        319,067
 1,550   Ciesco LLC .......................       5.25    12/8/06      1,541,636
 2,690   CIT Group, Inc. ..................       5.26   12/15/06      2,672,706
 2,240   CIT Group, Inc. ..................       5.24     3/9/07      2,198,266
 2,360   Clipper Receivables Co. LLC ......       5.26    11/3/06      2,359,311
 2,535   Clipper Receivables Co. LLC ......       5.26    11/9/06      2,532,037
   960   Danske Corp. .....................       5.27    11/6/06        959,297
 1,300   Danske Corp. .....................       5.26    12/8/06      1,292,972
 1,800   Danske Corp. .....................       5.26    1/18/07      1,779,505
 2,500   Gemini Securitization LLC ........       5.26    11/2/06      2,499,635
   925   Gemini Securitization LLC ........       5.26   11/13/06        923,378
 2,210   General Electric Capital Corp. ...       5.25   11/15/06      2,205,488
 1,780   General Electric Capital Corp. ...       5.26   11/20/06      1,775,059
 1,000   General Electric Capital Corp. ...       5.23    2/15/07        984,601
 1,000   George Street Finance LLC ........       5.27   11/10/06        998,683
 1,645   George Street Finance LLC ........       5.27   11/20/06      1,640,425
   562   George Street Finance LLC ........       5.27   11/22/06        560,272
 2,500   Goldman Sachs Group, Inc. ........       5.26    11/1/06      2,500,000
 1,445   Govco, Inc. ......................       5.25   11/16/06      1,441,839
 2,095   Govco, Inc. ......................       5.24    1/10/07      2,073,654
 1,000   Govco, Inc. ......................       5.27    2/26/07        982,873
 2,000   Lockhart Funding LLC .............       5.24    1/24/07      1,975,547


                        See Notes to Financial Statements                     69

Phoenix Money Market Fund

 FACE
VALUE                                      DISCOUNT   MATURITY
(000)      DESCRIPTION                       RATE       DATE        VALUE
------     -----------                     --------   --------   ------------
$1,500   Lockhart Funding LLC .............    5.25%   2/13/07   $  1,477,250
 1,400   Lockhart Funding LLC .............    5.26    2/23/07      1,376,681
 1,000   Old Line Funding Corp. ...........    5.26   11/14/06        998,101
   800   Old Line Funding Corp. ...........    5.25    12/6/06        795,917
 1,600   Old Line Funding Corp. ...........    5.25     1/8/07      1,584,133

 2,279   Preferred Receivables Funding
         Corp. ............................    5.26   11/14/06      2,274,671

 2,000   Private Export Funding Corp. .....    5.21    1/25/07      1,975,397
 1,135   Private Export Funding Corp. .....    5.21    3/21/07      1,112,004
 2,500   Ranger Funding Co. LLC ...........    5.26    11/3/06      2,499,269
 2,500   Ranger Funding Co. LLC ...........    5.25    11/7/06      2,497,812
 1,065   Sysco Corp. ......................    5.23   12/21/06      1,057,264
 1,100   Sysco Corp. ......................    5.23   12/27/06      1,091,051
 1,000   Toyota Motor Credit Corp. ........    5.25   11/21/06        997,083
 2,555   UBS Finance Delaware LLC .........    5.22   12/22/06      2,536,124
 2,095   UBS Finance Delaware LLC .........    5.24    1/26/07      2,068,775
-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             74,268,243
-----------------------------------------------------------------------------

                                           INTEREST    RESET
                                             RATE       DATE
                                           --------   --------
MEDIUM TERM NOTES--10.0%
 1,000   Bank of America (MBNA) Corp. .....    6.25    1/17/07      1,001,735

 2,000   National Australia Bank Ltd.
         144A (Australia)(b)(c)(e) ........    5.29    11/7/07      2,000,000

 2,000   Nordea Bank AB 144A
         (Sweden)(b)(c)(e) ................    5.30    11/9/07      2,000,000

 5,000   HSH Nordbank AG (Germany)
         144A(b)(c)(e) ....................    5.34   11/24/07      5,000,000
-----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                            10,001,735
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $99,571,070)                                      99,571,070(a)

Other assets and liabilities, net--0.2%                               207,665
                                                                 ------------
NET ASSETS--100.0%                                               $ 99,778,735
                                                                 ============

(a)Federal Income Tax Information: At October 31, 2006, the aggregate cost of securities was the same for book and federal income tax purposes.
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $9,000,000 or 9.0% of net assets.
(c)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)The interest rate shown is the coupon rate.
(e)Foreign medium term notes are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


70                      See Notes to Financial Statements

Phoenix Money Market Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value
   (Identified cost $99,571,070)                                  $  99,571,070
Cash                                                                     41,405
Receivables
   Interest                                                             345,963
   Fund shares sold                                                      20,339
Trustee retainer                                                            327
Prepaid expenses                                                         12,485
                                                                  -------------
     Total assets                                                    99,991,589
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                               78,177
   Investment advisory fee                                               33,983
   Transfer agent fee                                                    37,956
   Professional fee                                                      23,833
   Dividend distributions                                                 6,275
   Administration fee                                                     3,438
   Other accrued expenses                                                29,192
                                                                  -------------
     Total liabilities                                                  212,854
                                                                  -------------
NET ASSETS                                                        $  99,778,735
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $  99,778,735
                                                                  -------------
NET ASSETS                                                        $  99,778,735
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets 99,778,735)                 $  99,778,735
Net asset value and offering price per share                      $        1.00

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                          $   4,903,075
                                                                  -------------
   Total investment income                                            4,903,075
                                                                  -------------
EXPENSES
Investment advisory fee                                                 409,788
Financial agent fee                                                      56,003
Administration fee                                                       14,604
Transfer agent                                                          280,816
Printing                                                                 31,389
Professional                                                             28,225
Registration                                                             26,883
Custodian                                                                25,526
Trustees                                                                 24,856
Miscellaneous                                                            24,168
                                                                  -------------
   Total expenses                                                       922,258
Less expenses reimbursed by investment adviser                          (62,988)
Custodian fees paid indirectly                                             (961)
                                                                  -------------
   Net expenses                                                         858,309
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                      $   4,044,766
                                                                  =============


                        See Notes to Financial Statements                     71

Phoenix Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended         Year Ended
                                                                                              October 31, 2006    October 31, 2005
                                                                                              ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                               $      4,044,766    $      2,463,358
                                                                                              ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       4,044,766           2,463,358
                                                                                              ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                   (4,044,766)         (2,463,358)
                                                                                              ----------------    ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        (4,044,766)         (2,463,358)
                                                                                              ----------------    ----------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (95,572,524 and 166,202,298 shares,respectively)                   95,572,524         166,202,298
   Net asset value of shares issued from reinvestment of distributions
     (3,922,990 and 2,386,594 shares, respectively)                                                  3,922,990           2,386,594
   Cost of shares repurchased (111,111,831 and 197,189,752 shares, respectively)                  (111,111,831)       (197,189,752)
                                                                                              ----------------    ----------------
Total                                                                                              (11,616,317)        (28,600,860)
                                                                                              ----------------    ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       (11,616,317)        (28,600,860)
                                                                                              ----------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           (11,616,317)        (28,600,860)

NET ASSETS
   Beginning of period                                                                             111,395,052         139,995,912
                                                                                              ----------------    ----------------
   END OF PERIOD                                                                              $     99,778,735    $    111,395,052
                                                                                              ================    ================


72                      See Notes to Financial Statements

Phoenix Money Market Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                     CLASS A
                                             --------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------
                                               2006        2005        2004        2003        2002
Net asset value, beginning of period         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.04        0.02       0.007       0.010       0.014
                                             --------    --------    --------    --------    --------
     TOTAL FROM INVESTMENT OPERATIONS            0.04        0.02       0.007       0.010       0.014
                                             --------    --------    --------    --------    --------

LESS DISTRIBUTIONS
   Dividends from net investment income         (0.04)      (0.02)     (0.007)     (0.010)     (0.014)
                                             --------    --------    --------    --------    --------
     TOTAL DISTRIBUTIONS                        (0.04)      (0.02)     (0.007)     (0.010)     (0.014)
                                             --------    --------    --------    --------    --------
Change in net asset value                          --          --          --          --          --
                                             --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                             ========    ========    ========    ========    ========
Total return                                     4.04%       2.00%       0.66%       1.00%       1.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $ 99,779    $111,395    $139,996    $156,098    $184,390

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        0.84%       0.85%       0.65%       0.37%       0.79%
   Gross operating expenses                      0.90%       0.89%       0.92%       0.87%       0.86%
   Net investment income (loss)                  3.95%       1.94%       0.65%       1.00%       1.37%


                        See Notes to Financial Statements                     73

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006

1. ORGANIZATION

      Phoenix Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently six Funds are offered for sale (each a "Fund"). The Phoenix Balanced Fund ("Balanced Fund") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. The Phoenix Capital Growth Fund ("Capital Growth Fund") is diversified and has an investment objective of long- term capital appreciation. The Phoenix Core Bond Fund ("Core Bond Fund") is diversified and has an investment objective to seek both current income and capital appreciation. The Phoenix High Yield Fund ("High Yield Fund") is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Phoenix Mid-Cap Growth Fund ("Mid-Cap Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Money Market Fund ("Money Market Fund") is diversified and has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

      The Funds offer the following classes of shares for sale:

Fund                                         Class A      Class B      Class C
----                                        ----------   ----------   ----------
Balanced Fund ........................          x            x             x
Capital Growth Fund ..................          x            x            --
Core Bond Fund .......................          x            x             x
High Yield Fund ......................          x            x             x
Mid-Cap Growth Fund ..................          x            x             x
Money Market Fund ....................          x            --           --

      Class A shares of the Core Bond Fund and the High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Balanced Fund, the Capital Growth Fund and the Mid-Cap Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Money Market Fund are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the evaluation of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2006, the Balanced Fund had entered into forward currency contracts as follows:

                                                                   Net
                                                                Unrealized
   Contract        In Exchange     Settlement                  Appreciation
  to Receive           for            Date         Value      (Depreciation)
---------------   --------------   ----------   -----------   --------------
JPY 114,750,405   USD  1,011,569     11/9/06    $   982,441   $      (29,128)
JPY 132,673,440   USD  1,166,904    11/14/06      1,136,721          (30,183)
                                                              --------------
                                                              $      (59,311)
                                                              ==============

JPY   Japanese Yen            USD   United States Dollar

I. LOAN AGREEMENTS:

      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

J. SECURITIES LENDING:

      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Funds receive collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

K. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

L. WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The
Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                                        1st $1      $1-2         $2+
                                       Billion     Billion     Billion
                                       -------    ---------   ---------
Balanced Fund ......................     0.55%        0.50%       0.45%
Capital Growth Fund ................     0.70%        0.65%       0.60%
Core Bond Fund .....................     0.45%        0.40%       0.35%
High Yield Fund ....................     0.65%        0.60%       0.55%
Money Market Fund ..................     0.40%        0.35%       0.30%

                                       1st $50    Next $450   Over $500
                                       Million     Million     Million
                                       -------    ---------   ---------
Mid-Cap Growth Fund ................     0.90%        0.80%       0.70%

      The Adviser has contractually agreed to limit the Core Bond Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through February 28, 2008, so that such expenses do not exceed the following percentages of the average daily net asset values of the Fund:

                                       Class A     Class B     Class C
                                       -------    ---------   ---------
Core Bond Fund .....................     1.00%        1.75%       1.75%

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

      Effective June 28, 2006, Harris Investment Management, Inc. ("HIM" or "Harris") became the subadviser to the Capital Growth Fund and the Mid-Cap Growth Fund. For its services to the Funds Harris receives from the Adviser a fee equal to 50% of the gross investment management fee of each Fund.

      Prior to June 28, 2006, Engemann Asset Management ("EAM" "Engemann") was the subadviser to the Capital Growth Fund and the Mid-Cap Growth Fund. For its services to the Capital Growth Fund, EAM received from the Adviser a fee equal to 0.10% of the average daily net assets of the Fund up to $3 billion and 0.30% of such value in excess of $3 billion. For its services to the Mid-Cap Growth Fund, EAM received from the Adviser a fee equal to 0.40% of the average daily net assets of the Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

      For the period November 1, 2005 through September 1, 2006, Engemann Asset Management ("EAM" "Engemann") was the subadviser to the Balanced Fund. For its services to the Fund, EAM received from the Adviser a fee equal to 50% of the gross management fee multiplied by the percentage of equity assets held in the Fund. The Adviser now manages the Fund's investment program, general operations of the Fund, as well as the day-to-day management of the the portfolio.

      Seneca Capital Management LLC ("Seneca") is the subadviser to the High Yield Fund. For its services to the Fund, Seneca receives from the Adviser a fee equal to 50% of the gross investment management fee of the Fund.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended October 31, 2006, as follows:

                              Class A        Class A         Class B         Class C
                            Net Selling     Deferred        Deferred        Deferred
                            Commissions   Sales Charges   Sales Charges   Sales Charges
                            -----------   -------------   -------------   -------------
Balanced Fund ...........     $46,530          $156          $48,099          $  361
Capital Growth Fund .....      39,980           120           21,910              --
Core Bond Fund ..........       2,989            --            6,048              39
High Yield Fund .........       7,186            --            8,238           1,171
Mid-Cap Growth Fund .....      14,310            --           24,127             340

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution fees for the Money Market Fund.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

      Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended October 31, 2006, the Trust incurred administration and/or financial agent fees totaling $1,479,510.

      PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2006, transfer agent fees were $4,354,911 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Balanced Fund ................................................          $631,292
Capital Growth Fund ..........................................           625,916
Core Bond Fund ...............................................            60,992
High Yield Fund ..............................................           133,582
Mid-Cap Growth Fund ..........................................           141,796
Money Market Fund ............................................           127,099

      At October 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                     Aggregate
                                                                     Net Asset
                                                     Shares            Value
                                                   -----------     -------------
Core Bond Fund, Class C ........................        12,789          $104,998
Mid-Cap Growth Fund, Class C ...................         5,133            74,942
Money Market Fund, Class A .....................       428,510           428,510

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

4. PURCHASE AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended October 31, 2006, were as follows:

                                                   Purchases           Sales
                                                  ------------     -------------
Balanced Fund .................................   $712,867,395     $ 866,792,614
Capital Growth Fund ...........................    872,331,256       992,384,702
Core Bond Fund ................................     20,750,939        24,749,912
High Yield Fund ...............................    221,830,046       235,767,071
Mid-Cap Growth Fund ...........................    184,369,644       212,377,424
Money Market Fund .............................      7,474,162                --

      Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2006, were as follows:

                                                   Purchases           Sales
                                                  ------------     -------------
Balanced Fund .................................   $117,431,698     $ 125,933,908
Core Bond Fund ................................     14,833,104        21,017,835
High Yield Fund ...............................             --         6,467,500

5. CREDIT RISK AND ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At October 31, 2006, the Capital Growth Fund held $138,414,795 in investments issued by various companies in the Information Technology Sector comprising 28% of the total net assets of the Fund.

6. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At October 31, 2006, the Funds held the following restricted securities:

                                                               Market         % of
                                Acquisition   Acquisition     Value at    Net Assets at
                                   Date           Cost        10/31/06      10/31/06
                                -----------   ------------   ----------   -------------
BALANCED FUND
 ITW Cupids
  Financial Trust I 144A
  6.55%, 12/31/11                   4/18/02   $  4,991,563   $5,235,285        0.4%
HIGH YIELD FUND
 CB Cambridge
  Industries Liquidating Trust
  Interests 0%, 12/24/05           12/24/01   $    369,206   $    1,033        0.0
Poland Telecom
  Finance BV Series B
  14%, 12/1/07                     11/24/97      5,000,000       61,770        0.0
Acg Holdings, Inc.                  12/4/93        357,881            0        0.4

      At the end of the period, the value of restricted securities amounted to $5,235,285 or 0.4% of net assets for the Balanced Fund and $62,803 or 0% of net assets for the High Yield.

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. MERGERS

      On May 19, 2006, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of the Phoenix Balanced Return Fund of the Phoenix Investment Trust 06 ("Balanced Return") pursuant to an Agreement and Plan of Reorganization approved by the Balanced Return Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,225,871 Class A shares of Balanced, 429,649 Class B shares of Balanced and 3,717,384 Class C shares of Balanced (valued at $32,949,812, $6,334,955, and $3,717,384, respectively) for 1,197,747 Class A shares of Balanced Return, 234,756 Class B shares of Balanced Return and 137,380 Class C shares of Balanced Return outstanding on May 19, 2006. Balanced Return had net assets on that date of $43,002,151 including $212,957 of depreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,076,338,359. The shareholders of each class of Balanced Return received for each share owned approximately 1.86, 1.83, and 1.84 shares, respectively, for each Class A, Class B, and Class C shares of Balanced.

      On April 29, 2005, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of Phoenix Strategic Allocation Fund ("Strategic Allocation") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 14,653,836 Class A shares of Balanced, 603,106 Class B shares of Balanced and 6,217,229 Class C shares of Balanced (valued at $212,480,812, $8,720,927, and $89,901,271, respectively) for
14,149,056 Class A shares of Strategic Allocation, 590,128 Class B shares of Strategic Allocation and 6,090,697 Class C shares of Strategic Allocation outstanding on April 29, 2005. Strategic Allocation had net assets on that date of $311,103,010 including $24,476,197 of appreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,182,316,100. The shareholders of each class of Strategic Allocation received for each share owned approximately 1.04, 1.02, and 1.02 shares, respectively, for each Class A, Class B, and Class C shares of Balanced.

10. FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                            Expiration Year
                        -------------------------------------------------------
                           2007          2008           2009           2010
                        -----------   -----------   ------------   ------------
Balanced Fund ........  $        --   $        --   $  5,547,276   $    738,699
Capital Growth Fund ..           --            --    218,766,492     97,731,301
Core Bond Fund .......    5,668,564     8,192,129             --      2,929,428
High Yield Fund ......   38,223,988    27,836,215     66,603,160     70,134,673
Mid-Cap Growth Fund ..           --            --     33,022,929     27,489,400

                                            Expiration Year
                        -------------------------------------------------------
                           2011          2012           2014          Total
                        -----------   -----------   ------------   ------------
Balanced Fund ........  $        --   $        --   $         --   $  6,285,975
Capital Growth Fund ..   15,273,804            --             --    331,771,597
Core Bond Fund .......           --     7,849,106        781,725     25,420,952
High Yield Fund ......   21,887,506            --        143,039    224,828,581
Mid-Cap Growth Fund ..           --            --             --     60,512,329

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Included in the Balanced Fund's amounts are $6,285,975 which were acquired in connection with the merger of the Balanced Return Fund. Utilization of this capital loss carryover is subject to annual limitations.

      For the period ended October 31, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Balanced Fund ...............    $   830,825
Capital Growth Fund .........     61,544,906
Core Bond Fund ..............             --
High Yield Fund .............             --
Mid-Cap Growth Fund .........     28,137,098

      The High Yield Fund had $677,322 in capital loss carryover which expired in 2006.

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                 Undistributed   Undistributed
                                                   Ordinary        Long-Term
                                                    Income       Capital Gains
                                                 -------------   -------------
Balanced Fund .............................      $  20,208,756   $  76,275,995
Capital Growth Fund .......................                 --              --
Core Bond Fund ............................             78,528              --
High Yield Fund ...........................            209,472              --
Mid-Cap Growth Fund .......................                 --              --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of October 31, 2006, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                 Capital Paid
                                 in on Shares    Accumulated    Undistributed
                                 of Beneficial   Net Realized   Net Investment
                                   Interest      Gain (Loss)    Income (Loss)
                                 -------------   ------------   --------------
Balanced Fund ...............    $   7,032,098   $ (6,306,314)  $     (725,784)
Capital Growth
  Fund ......................       (1,782,375)            --        1,782,375
Core Bond Fund ..............          (38,327)      (261,764)         300,091
High Yield Fund .............         (345,907)      (127,798)         473,705
Mid-Cap Growth
  Fund ......................         (853,335)            --          853,335

12. SUBSEQUENT EVENTS

      Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Mr. Geraci who had recently resigned from these positions.

      The Board of Trustees has unanimously approved the merger of the Phoenix Nifty Fifty Fund with and into the Phoenix Capital Growth Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Nifty Fifty Fund will transfer all or substantially all or its assets to the Phoenix Capital Growth Fund, in exchange for shares of the Phoenix Capital Growth Fund and the assumption by Phoenix Capital Growth Fund of all the liabilities of the Phoenix Nifty Fifty Fund. Following the exchange, the Phoenix Nifty Fifty Fund will distribute the shares of the Phoenix Capital Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Nifty Fifty Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix Nifty Fifty Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the first quarter of 2007. Additional information about the reorganization, as well as information about Phoenix Capital Growth Fund, will be distributed to shareholders of Phoenix Nifty Fifty Fund in the form of a Proxy/Prospectus.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

      For the fiscal year ended October 31, 2006, for federal income tax purposes, 27.4% of the ordinary income dividends earned by the Balanced Fund qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended October 31, 2006, the Balanced Fund hereby designates 27.4%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

      For the fiscal year ended October 31, 2006, the Balanced Fund designates $76,319,079 as long term capital gains dividends.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OMITTED]

To the Board of Trustees of
Phoenix Series Fund and Shareholders of
Phoenix Balanced Fund
Phoenix Capital Growth Fund
Phoenix Core Bond Fund
Phoenix High Yield Fund
Phoenix Mid-Cap Growth Fund and
Phoenix Money Market Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Balanced Fund, Phoenix Capital Growth Fund, Phoenix Core Bond Fund, Phoenix High Yield Fund, Phoenix Mid-Cap Growth Fund and Phoenix Money Market Fund (constituting Phoenix Series Fund, hereafter referred to as the "Funds") at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 20, 2006

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                   RESULTS OF COMPLEX-WIDE SHAREHOLDER MEETING
                                OCTOBER 31, 2006
                                   (UNAUDITED)

   At a special meeting of shareholders of Phoenix Series Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

      1.To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
        1).

      2.To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).

NUMBER OF ELIGIBLE UNITS VOTED:

1.    Election of Trustees

                                                      FOR          AGAINST
                                                 -------------    ----------
      E. Virgil Conway .......................   1,236,063,273    47,419,481
      Harry Dalzell-Payne ....................   1,236,320,567    47,162,188
      Daniel T. Geraci .......................   1,237,109,039    46,373,716
      Francis E. Jeffries ....................   1,236,034,841    47,447,914
      Leroy Keith, Jr ........................   1,237,017,088    46,465,666
      Marilyn E. LaMarche ....................   1,236,375,487    47,107,268
      Philip R. McLoughlin ...................   1,236,798,170    46,684,585
      Geraldine M. McNamara ..................   1,238,360,709    45,122,046
      James M. Oates .........................   1,238,160,217    45,322,538
      Richard E. Segerson ....................   1,238,201,124    45,281,631
      Ferdinand L. J. Verdonck ...............   1,237,834,523    45,648,231

                                                                            FOR         AGAINST      ABSTAIN
                                                                       -------------   ----------   ----------
2.    To ratify the appointment of PricewaterhouseCoopers LLP as the
      independent registered public accounting firm ................   1,237,325,120   17,580,644   28,576,990

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                         RESULTS OF SHAREHOLDER MEETING
                                  JUNE 27, 2006
                                   (UNAUDITED)

   At a special meeting of shareholders of Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund (the "Funds") held on June 27, 2006, shareholders voted on the following proposals:

      1.To approve a Subadvisory Agreement between Phoenix Investment
        Counsel, Inc. ("PIC") and Harris Investment Management, Inc. for each of the Funds.

NUMBER OF ELIGIBLE UNITS VOTED:

                                                                            FOR         AGAINST      ABSTAIN
                                                                       -------------   ----------   ----------
1.    Approve new Subadvisory Agreement for
      Phoenix Capital Growth Fund ..................................     241,972,908    7,623,774    9,999,617

      Approve new Subadvisory Agreement for
      Phoenix Mid-Cap Growth Fund ..................................      75,567,425    2,020,166    3,771,101

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of October 31, 2006 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY                            DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Served since        67         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC    1993.                          Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                             Trustee/Director, Realty Foundation of New York (1972-present), Josiah
New York, NY 10178                                          Macy, Jr. Foundation (Honorary) (2004-present), Pace University
DOB: 8/2/29                                                 (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                            Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present), Colgate University (Trustee Emeritus) (2004-present).
                                                            Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                            (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                            (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of
                                                            New York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                            (1974-2002), Centennial Insurance Company (1974-2002), Union Pacific
                                                            Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                            (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                            University (1978-2003), New York Housing Partnership Development Corp.
                                                            (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
-----------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Served since        67         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court       1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
-----------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries          Served since        68         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902     1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
-----------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Served since        65         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.    1980.                          (2001-present). Director/Trustee, Evergreen Funds (six portfolios)
736 Market Street,                                          (1989-present). Trustee, Phoenix Funds Family (1980-present). Director,
Ste. 1430                                                   Diversapak (2002-present), Obaji Medical Products Company
Chattanooga, TN 37402                                       (2002-present). Director, Lincoln Educational Services (2002-2004).
DOB: 2/14/39                                                Chairman, Carson Products Company (cosmetics) (1998-2000).
-----------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Served since        67         Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
40 East 88th Street          2001.                          Managing Director, U.S. Trust Company of New York (private bank)
New York, NY 10128                                          (1982-2006).
DOB: 4/17/51
-----------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY                            DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James M. Oates(1)            Served since        65         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners       1993.                          Inc.) (financial services) (1997-present). Trustee/Director Phoenix
150 Federal Street,                                         Funds Family (1987-present). Managing Director, Wydown Group
Suite 1000                                                  (consulting firm) (1994-present). Director, Investors Financial
Boston, MA 02110                                            Service Corporation (1995-present), Investors Bank & Trust Corporation
DOB: 5/31/46                                                (1995-present), Stifel Financial (1996-present), Connecticut River
                                                            Bancorp (1998-present), Connecticut River Bank (1999-present), Trust
                                                            Company of New Hampshire (2002-present). Chairman, Emerson Investment
                                                            Management, Inc. (2000-present). Independent Chairman, John Hancock
                                                            Trust (since 2005), Trustee, John Hancock Funds II and John Hancock
                                                            Funds III (since 2005). Trustee, John Hancock Trust (2004-2005).
                                                            Director/Trustee, AIB Govett Funds (six portfolios) (1991-2000),
                                                            Command Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                            (1995-2001), 1Mind, Inc. (formerly 1Mind.com) (2000-2002), Plymouth
                                                            Rubber Co. (1995-2003). Director and Treasurer, Endowment for Health,
                                                            Inc. (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson          Served since        65         Managing Director, Northway Management Company (1998-present). Trustee/
73 Briggs Way                1993.                          Director, Phoenix Funds Family (1983-present).
Chatham, MA 02633
DOB: 2/16/46
-----------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck     Served since        65         Director, Banco Urquijo (Chairman) (1998-present). Trustee, Phoenix
Nederpolder, 7               2006.                          Funds Family (2002-present). Director EASDAQ (Chairman) (2001-present),
B-9000 Gent, Belgium                                        The JP Morgan Fleming Continental European Investment Trust
DOB: 7/30/42                                                (1998-present), Groupe SNEF (1998-present), Santens N.V.
                                                            (1999-present). Managing Director, Almanij N.V. (1992-2003). Director,
                                                            KBC Bank and Insurance Holding Company (Euronext) (1992-2003), KBC Bank
                                                            (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                            Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                            (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                            N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg
                                                            (1995-2001), Phoenix Investment Partners, Ltd. (1995-2001). Director,
                                                            Degussa Antwerpen N.V. (1998-2004).
-----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY                            DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
George R. Aylward            Served since        65         Senior Vice President and Chief Operating Officer, Asset Management,
DOB: 8/17/64(2)              November                       The Phoenix Companies, Inc. (2004-present). President (since November
                             2006.                          2006) and Chief Operating Officer (2004-present), Phoenix Investment
                                                            Partners, Ltd. President, the Phoenix Funds Family (since November
                                                            2006). Previously, Executive Vice President, Phoenix Investment
                                                            Partners, Ltd. (2004-November 2006). Vice President, Phoenix Life
                                                            Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                            Inc. (2001-2004). Vice President, Finance, Phoenix Investment Partners,
                                                            Ltd. (2001-2002). Assistant Controller, Phoenix Investment Partners,
                                                            Ltd. (1996-2001). Executive Vice President, the Phoenix Funds Family
                                                            (2004-November 2006).
-----------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)       Served since        65         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC      2005.                          Trustee/Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                       Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
59th Floor                                                  (1989-2005).
New York, NY 10020
DOB: 5/11/34
-----------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)      Served since        85         Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
200 Bridge Street            1999.                          Fund (1991-present). Director/Trustee, Phoenix Funds Complex
Chatham, MA 02633                                           (1989-present). Management Consultant (2002-2004), Chairman
DOB: 10/23/46                Chairman                       (1997-2002), Chief Executive Officer (1995-2002), and Director
                                                            (1995-2002), Phoenix Investment Partners, Ltd., Director and Executive
                                                            Vice President, The Phoenix Companies, Inc. (2000-2002). Director
                                                            (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                            Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                            (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002),
                                                            Chairman (2000-2002) and President (1990-2000), Phoenix Equity
                                                            Planning Corporation. Chairman and President, Phoenix/Zweig Advisers
                                                            LLC (2001-2002). Director (2001-2002) and President (April
                                                            2002-September 2002), Phoenix Investment Management Company. Director
                                                            and Executive Vice President, Phoenix Life and Annuity Company
                                                            (1996-2002). Director (1995-2000) and Executive Vice President
                                                            (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                            Insurance Company. Director, Phoenix National Trust Holding Company
                                                            (2001-2002). Director (1985-2002), Vice President (1986-2002) and
                                                            Executive Vice President (April 2002-September 2002), PM Holdings, Inc.
                                                            Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                            Griffith Securities, Inc. (1992-2002).
-----------------------------------------------------------------------------------------------------------------------------------

(2) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

----------------------------------------------------------------------------------------------------------------------------
                       POSITION(S) HELD WITH
NAME, ADDRESS AND       TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             TIME SERVED                                      DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss     Senior Vice President       Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52        since 2006.                 (1994-2000), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                 Investment Partners, Ltd. (2003-present). Senior Vice President, the
                                                 Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge Series
                                                 Fund (1994-present), Treasurer, The Zweig Fund Inc. and The Zweig Total
                                                 Return Fund Inc. (2003-present). Chief Financial Officer (2005-2006) and
                                                 Treasurer (1994-2006), or Assistant Treasurer (2005-2006), certain funds within the Phoenix Fund Complex.
----------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman   Senior Vice President       Senior Vice President, Asset Management Product Development, The Phoenix
DOB: 7/27/62         since 2004.                 Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                 Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                 Senior Vice President and Chief Administrative Officer, Phoenix Investment
                                                 Partners, Ltd., (2003-2004). Senior Vice President and Chief Administrative
                                                 Officer, Phoenix Equity Planning Corporation (1999-2003). Senior Vice
                                                 President, certain funds within the Phoenix Funds Family (2004-present).
----------------------------------------------------------------------------------------------------------------------------
Marc Baltuch         Vice President and          Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present). Vice
c/o Zweig-Dimenna    Chief Compliance Officer    President and Chief Compliance Officer, certain Funds within the Phoenix
Associates, LLC      since 2004.                 Fund Complex (2004-present). Vice President, The Zweig Total Return Fund,
900 Third Avenue                                 Inc. (2004-present). Vice President, The Zweig Fund, Inc. (2004-present).
New York, NY 10022                               President and Director of Watermark Securities, Inc. (1991-present).
DOB: 9/23/45                                     Assistant Secretary of Gotham Advisors Inc. (1990-present). Secretary,
                                                 Phoenix-Zweig Trust (1989-2003). Secretary, Phoenix-Euclid Market Neutral
                                                 Fund (1999-2002).
----------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley   Chief Financial Officer     Second Vice President, Fund Administration, Phoenix Equity Planning
DOB: 3/2/72          and Treasurer since 2006.   Corporation (2004-present). Chief Financial Officer and Treasurer
                                                 (2006-present) or Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief
                                                 Financial Officer, Treasurer and Principal Accounting Officer, The Phoenix
                                                 Edge Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager (2002-2004), Manager
                                                 (2000-2002), Audit, Deloitte & Touche, LLP.
----------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr        Vice President,             Vice President and Counsel, Phoenix Life Insurance Company (2005-present).
One American Row     Chief Legal Officer,        Vice President, Counsel, Chief Legal Officer and Secretary of certain funds
Hartford, CT 06102   Counsel and                 within the Phoenix Fund Family (2005-present). Compliance Officer of
DOB: 8/30/54         Secretary since 2005.       Investments and Counsel, Travelers Life & Annuity Company ( January 2005-
                                                 May 2005). Assistant General Counsel, The Hartford Financial Services Group
                                                 (1999-2005).
----------------------------------------------------------------------------------------------------------------------------

PHOENIX SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                       1-800-243-1574
Advisor Consulting Group                   1-800-243-4361
Telephone Orders                           1-800-367-5877
Text Telephone                             1-800-243-1926
Web site                                 PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
[LOGO OMITTED] PHOENIXFUNDS(SM)                                  Louisville, KY
                                                                 Permit No. 1051
PHOENIX EQUITY PLANNING CORPORATION                              ---------------
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP394
BPD24815                                                                   12-06


ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $158,300 for 2006 and $167,420 for 2005.

AUDIT-RELATED FEES

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $27,900 for 2006 and $28,400 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

              (b) Not applicable for 2006; not applicable for 2005

              (c) 100% for 2006; 100% for 2005

              (d) Not applicable for 2006; not applicable for 2005

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,136,037 for 2006 and $1,672,092 for 2005.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date          January 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date          January 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date          January 5, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.